UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08932

Artisan Funds, Inc.

(Exact name of registrant as specified in charter)

875 East Wisconsin Avenue, Suite 800

Milwaukee, WI 53202

(Address of principal executive offices) (Zip Code)

Janet D. Olsen	Bruce A. Rosenblum
Artisan Funds, Inc.	Bell, Boyd & Lloyd LLP
875 East Wisconsin Avenue, #800	1615 L Street, N.W., Suite 1200
Milwaukee, Wisconsin 53202	Washington, D.C. 20036

(Name and address of agents for service)

Registrant’s telephone number, including area code: (414) 390-6100

Date of fiscal year end: 09/30/08

Date of reporting period: 03/31/08

Item 1.	Reports to Shareholders.

SEMIANNUAL

R E P O R T

MARCH 31, 2008

ARTISAN GLOBAL VALUE FUND

ARTISAN INTERNATIONAL FUND

ARTISAN INTERNATIONAL SMALL CAP FUND

ARTISAN INTERNATIONAL VALUE FUND

ARTISAN MID CAP FUND

ARTISAN MID CAP VALUE FUND

ARTISAN OPPORTUNISTIC VALUE FUND

ARTISAN SMALL CAP FUND

ARTISAN SMALL CAP VALUE FUND

ARTISAN FUNDS, INC.

INVESTOR SHARES

ARTISAN FUNDS

P.O. BOX 8412

BOSTON, MA 02266-8412

This report and the unaudited financial statements contained herein are provided for the general information of the shareholders of Artisan Funds. Before investing, investors should consider carefully each Fund’s investment objective, risks and charges and expenses. For a prospectus, which contains that information and more information about each Fund, please call 800.344.1770 or visit our website at www.artisanfunds.com. Read it carefully before you invest or send money.

Company discussions are for illustration only and are not intended as recommendations of individual stocks. The discussions present information about the companies believed to be accurate, and the views of the portfolio managers, as of March 31, 2008. That information and those views may change, and the Funds disclaim any obligation to advise shareholders of any such changes. Artisan Emerging Markets Fund, Artisan International Fund, Artisan International Value Fund and Artisan Mid Cap Fund offer institutional classes of shares for institutional investors meeting certain minimum investment requirements. A report on each institutional class is available under separate cover.

Artisan Funds offered through Artisan Distributors LLC, member FINRA.

TABLE OF CONTENTS

2	MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
2	Artisan Global Value Fund
4	Artisan International Fund
6	Artisan International Small Cap Fund
8	Artisan International Value Fund
10	Artisan Mid Cap Fund
12	Artisan Mid Cap Value Fund
14	Artisan Opportunistic Value Fund
16	Artisan Small Cap Fund
18	Artisan Small Cap Value Fund

20	SCHEDULES OF INVESTMENTS
20	Artisan Global Value Fund
22	Artisan International Fund
25	Artisan International Small Cap Fund
28	Artisan International Value Fund
30	Artisan Mid Cap Fund
33	Artisan Mid Cap Value Fund
35	Artisan Opportunistic Value Fund
37	Artisan Small Cap Fund
40	Artisan Small Cap Value Fund

44	STATEMENTS OF ASSETS AND LIABILITIES

48	STATEMENTS OF OPERATIONS

52	STATEMENTS OF CHANGES IN NET ASSETS

56	FINANCIAL HIGHLIGHTS

62	NOTES TO FINANCIAL STATEMENTS

77	SHAREHOLDER EXPENSE EXAMPLE

80	FACTORS CONSIDERED IN RENEWING THE FUNDS’ ADVISORY AGREEMENTS

87	NOTES ON MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE AND PORTFOLIO HOLDINGS’ CLASSIFICATION

89	PROXY VOTING POLICIES AND PROCEDURES

90	INFORMATION ABOUT PORTFOLIO SECURITIES

AVERAGE ANNUAL TOTAL RETURNS (as of 3/31/2008)

	Inception Date	1-Year	3-Year	5-Year	10-Year	Since Inception
Artisan Global Value Fund	12/10/07	NA	NA	NA	NA	-10.20%
Artisan International Fund	12/28/95	1.36%	15.93%	22.37%	11.10%	13.63
Artisan International Small Cap Fund	12/21/01	6.89	21.89	31.80	NA	23.73
Artisan International Value Fund	9/23/02	-7.96	11.22	24.53	NA	22.45
Artisan Mid Cap Fund	6/27/97	2.36	9.19	14.52	12.58	15.72
Artisan Mid Cap Value Fund	3/28/01	-5.95	7.32	18.00	NA	12.68
Artisan Opportunistic Value Fund	3/27/06	-6.64	NA	NA	NA	4.87
Artisan Small Cap Fund	3/28/95	-12.04	1.93	12.73	2.99	7.71
Artisan Small Cap Value Fund	9/29/97	-10.18	6.37	16.88	10.77	11.45

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in a Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current to most recent month-end performance information, visit www.artisanfunds.com or call 800.344.1770. The performance information shown for Artisan Global Value Fund, Artisan International Fund, Artisan International Small Cap Fund and Artisan International Value Fund does not reflect the deduction of a 2% redemption fee on shares held by an investor for 90 days or less and, if reflected, the fee would reduce the performance quoted. Artisan International Small Cap Fund’s investments in initial public offerings (IPOs) made a material contribution to the Fund’s performance. IPO investments are not an integral component of the Fund’s investment process and may not be available in the future. The performance shown for Artisan Global Value Fund is not annualized and may vary greatly over short periods, and current performance may be materially lower or higher than the performance data quoted. The performance information shown for Artisan Opportunistic Value Fund and Artisan Global Value Fund reflects Artisan Partners’ voluntary undertaking to limit each Fund’s expenses when they exceed 1.50%, which may be terminated at any time, has been in effect since each Fund’s inception and has had a material impact on each Fund’s performance. Absent that expense waiver, each Fund’s performance would have been lower.

Artisan Global Value, Artisan International, Artisan International Small Cap, Artisan International Value & Artisan Opportunistic Value: International investments involve special risks, including currency fluctuation, lower liquidity, different accounting methods and economic and political systems and higher transaction costs. These risks are typically greater in emerging markets.

Artisan International, Artisan International Small Cap, Artisan Mid Cap & Artisan Small Cap: Growth stocks may underperform other asset types during a given period.

Artisan Global Value, Artisan International Value, Artisan Opportunistic Value, Artisan Mid Cap Value & Artisan Small Cap Value: Value stocks may underperform other asset types during a given period.

Artisan International Small Cap, Artisan International Value, Artisan Small Cap & Artisan Small Cap Value: Stocks of smaller companies tend to be more volatile and less liquid than those of large companies, have underperformed the stocks of larger companies during some periods and tend to have a shorter history of operations than larger companies.

Artisan International Value, Artisan Mid Cap, and Artisan Mid Cap Value & Artisan Opportunistic Value: Stocks of medium-sized companies tend to be more volatile than those of large companies, and have underperformed the stocks of small and large companies during some periods.

ARTISAN GLOBAL VALUE FUND (ARTGX)

INVESTMENT PROCESS HIGHLIGHTS

Artisan Global Value Fund uses a bottom-up investment process to construct a diversified portfolio of securities of undervalued U.S. and non-U.S. companies. The Fund’s investment process is focused on identifying what the investment team considers to be high quality, undervalued businesses that offer the potential for superior risk/reward outcomes. The team’s in-depth research process focuses on four key investment characteristics:

Undervaluation. Determining the intrinsic value of the business is the heart of the team’s research process. The team believes that intrinsic value represents the amount that a buyer would pay to own a company’s future cash flows. The team seeks to invest at a significant discount to the team’s estimate of the intrinsic value of a business.

Business quality. The team seeks to invest in companies with histories of generating strong free cash flow, improving returns on capital and strong competitive positions in their industries.

Financial strength. The team believes that investing in companies with strong balance sheets helps to reduce the potential for capital risk and provides company management the ability to build value when attractive opportunities are available.

Shareholder-oriented management. The team’s research process attempts to identify management teams with a history of building value for shareholders.

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (12/10/2007 to 3/31/2008)(1)

TOTAL RETURNS (as of 3/31/2008)

Fund / Index	Since(1) Inception
Artisan Global Value Fund	-10.20%
MSCI ACWI (All Country World Index) IndexSM	-12.05

(1)	For the period from commencement of operations (December 10, 2007) through March 31, 2008; not annualized

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. The Fund’s return may vary greatly over short periods, and current performance may be materially lower or higher than the performance data quoted. For current to most recent month-end performance information, visit www.artisanfunds.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. The performance shown does not reflect the deduction of a 2% redemption fee on shares held by an investor for 90 days or less and, if reflected, the fee would reduce the performance quoted. The Fund’s performance information reflects Artisan Partners’ voluntary undertaking to limit the Fund’s expenses when they exceed 1.50%, which may be terminated at any time, has been in effect since the Fund’s inception and has had a material impact on the Fund’s performance, which would have been lower in its absence. In addition, the outside directors of Artisan Funds have waived that portion of their fees allocable to the Fund until September 30, 2008. Absent that expense waiver, the Fund’s performance would have been lower. See page 87 for a description of each index.

INVESTING ENVIRONMENT

The financial markets around the world were extremely volatile from the inception of Artisan Global Value Fund through March 31, 2008 as concerns over the housing and credit markets weighed on the overall global economy. Most sectors and countries recorded losses. In addition, we saw a continuation of the long-term trend of the devaluation of the U.S. dollar and dollar-based assets in favor of international currencies and international assets during the period.

SECTOR DIVERSIFICATION

Sector	3/31/2008
Consumer Discretionary	30.1%
Consumer Staples	13.1
Financials	14.7
Healthcare	13.4
Industrials	10.2
Information Technology	9.0
Materials	2.6
Telecommunication Services	2.7
Other assets less liabilities	4.2
Total	100.0%

As a percentage of total net assets.

PERFORMANCE DISCUSSION

Artisan Global Value Fund declined -10.20% since its December 10, 2007 inception, compared to its primary benchmark, the MSCI ACWI (All Country World Index)SM, which decreased -12.05% over the same period.

The key guiding point to our investment philosophy is that we are value investors. When we invest in equities, we buy shares in companies where we see a significant discount between the stock prices and what we estimate to be the intrinsic values of those businesses.

The share prices of the following companies had a positive impact on the portfolio during the period: SANKYO CO., LTD., a Japanese pachinko machine manufacturer; Wal-Mart Stores, Inc., a discount retailer; Givaudan SA, a Swiss producer of flavors and fragrances; Neopost SA, a France-based manufacturer of mailing and shipping equipment; and Covidien Ltd., one of the spin-offs of Tyco International Ltd. Most of our stocks declined during this same timeframe. Our worst performers included: Motorola, Inc., a U.S. handset and equipment maker; SK Telecom Co., Ltd., an operator in the South Korean wireless market; Home Retail Group plc, a U.K. home and general merchandise retailer; Wolters Kluwer NV, a Dutch-based professional publishing company; and Guoco Group Limited, a Hong-Kong listed holding company with financial interests throughout Asia.

REGION ALLOCATION

Region	3/31/2008
Americas	40.9%
Europe	37.7
Pacific Basin	9.4
Emerging Markets	7.8

As a percentage of total net assets.

FUND CHANGES

Due to the volatility, investors sold down many stocks to depressed valuations relative to our estimates of their long-term value. As a result, we found a number of companies that fit our criteria. We added previously mentioned Neopost SA; Cintas Corporation, a U.S. corporate uniform manufacturer; Dell Inc., a U.S. computer manufacturer; Cadbury Schweppes plc, a U.K.-based confectionary and beverage conglomerate; The Sherwin-Williams Company, a U.S. manufacturer of paint; and Panalpina Welttransport Holding AG, a Swiss contract logistics/freight forwarder.

From the Fund’s inception through March 31, 2008, we exited our positions in Heidelberger Druckmaschinen AG, UNI-CHARM CORPORATION and Vodafone Group PLC.

ARTISAN INTERNATIONAL FUND (ARTIX)

INVESTMENT PROCESS HIGHLIGHTS

Artisan International Fund uses a fundamental stock selection process focused on identifying long term growth opportunities.

Themes. The investment team’s thematic approach identifies catalysts for change and develops investment themes with the objective of capitalizing on them globally. Changing demographics, developing technology, privatization of economic resources and outsourcing are among the long-term catalysts for change that currently form the basis for the team’s investment themes. The team incorporates these catalysts along with sector and regional fundamentals into a long-term global framework for investment analysis and decision-making.

Sustainable Growth. The team applies a fundamental approach to identifying the long-term, sustainable growth characteristics of potential investments. The team seeks high quality companies that are well managed, have a dominant or improving market position and competitive advantages compared to industry and regional peers.

Valuation. The team assesses the relationship between its estimate of a company’s sustainable growth prospects and the company’s stock price. The team uses multiple valuation metrics to establish price targets.

The Fund primarily invests in non-U.S. growth companies of all market capitalizations in developed and emerging markets.

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (12/28/1995 to 3/31/2008)

AVERAGE ANNUAL TOTAL RETURNS (as of 3/31/2008)

Fund / Index	1-Year	3-Year	5-Year	10-Year	Since Inception
Artisan International Fund	1.36%	15.93%	22.37%	11.10%	13.63%
MSCI EAFE® Growth Index	1.91	14.35	19.81	4.28	4.98
MSCI EAFE® Index	-2.70	13.32	21.40	6.18	6.86

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current to most recent month-end performance information, visit www.artisanfunds.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. The performance shown does not reflect the deduction of a 2% redemption fee on shares held by an investor for 90 days or less and, if reflected, the fee would reduce the performance quoted. See page 87 for a description of each index.

INVESTING ENVIRONMENT

International securities retreated during the semiannual reporting period ended March 31, 2008. U.S. economic uncertainties and rising inflation concerns made for an extremely volatile investing environment. The MSCI EAFE® Index returned -17.47% and -10.50% in local currency and U.S. dollar terms, respectively. U.S. dollar-based investors benefited from the rally of many foreign currencies. Weaknesses were evident around the globe, although, on average, emerging markets fared better than developed markets. Japan was among the worst performing countries in the MSCI EAFE® Index in U.S. dollar terms, while China and Turkey were among the weakest performers in emerging markets. While every sector in the Index was under pressure, consumer staples and utilities stocks held up best.

SECTOR DIVERSIFICATION

Sector	9/30/2007	3/31/2008
Consumer Discretionary	8.4%	10.6%
Consumer Staples	9.1	8.7
Energy	6.4	9.7
Financials	23.4	14.5
Healthcare	2.5	3.6
Industrials	16.1	18.7
Information Technology	3.8	4.7
Materials	7.6	10.2
Telecommunication Services	10.7	9.1
Utilities	8.8	8.7
Other assets less liabilities	3.2	1.5
Total	100.0%	100.0%

As a percentage of total net assets.

PERFORMANCE DISCUSSION

The Fund outperformed the MSCI EAFE® Index during the six-month period with a return of -8.82%. Our demographics and infrastructure themes were sources of security selection strength in the consumer discretionary, energy, industrials and telecommunication services sectors. Top performers in those themes included Norwegian drilling company SeaDrill Ltd., Hong Kong-based industrial conglomerate NWS Holdings Limited., Chinese wireless provider China Unicom Limited and Japanese media provider Jupiter Telecommunications Co., Ltd. Finnish utility company Fortum Oyj and German chemicals company Linde AG also performed well.

The Fund’s underperformers were not concentrated in any one area. Norwegian conglomerate Orkla ASA, Japanese heavy machinery manufacturer Mitsubishi Heavy Industries, Ltd., French construction and telecommunications company Bouygues SA, Dutch semiconductor equipment producer ASML Holding N.V. and South Korean bank Kookmin Bank were among our largest detractors.

FUND CHANGES

Our fundamental stock selection process emphasizes companies that we believe are reasonably valued, growing at a sustainable rate, with exposure to the secular themes we have identified.

Given the increased market volatility worldwide, there was a high amount of buy and sell activity this period. We added capital to many of our current positions including Russian natural gas company Gazprom, Orkla ASA, ASML Holding N.V. and Roche Holding AG. Our largest new purchases included Japanese car and motorcycle producer SUZUKI MOTOR CORPORATION and Japanese general trading company MITSUI & CO., LTD.

In order to fund these new purchases we sold a number of our financial holdings, including Swiss Re, Standard Chartered plc, ORIX Corporation, Hana Financial Group Inc. and Urban Corporation. We also sold Siemens AG and China Mobile Limited and a partial position in Mitsubishi Heavy Industries, Ltd. .

REGION ALLOCATION

Region	9/30/2007	3/31/2008
Europe	58.9%	60.7%
Emerging Markets	19.1	19.1
Pacific Basin	17.6	17.1
Americas	1.2	1.6

As a percentage of total net assets.

ARTISAN INTERNATIONAL SMALL CAP FUND (ARTJX)

INVESTMENT PROCESS HIGHLIGHTS

Artisan International Small Cap Fund uses a fundamental stock selection process focused on identifying long-term growth opportunities among small non-U.S. companies.

Themes. The investment team’s thematic approach identifies catalysts for change and develops investment themes with the objective of capitalizing on them globally. Changing demographics, developing technology, privatization of economic resources and outsourcing are among the long-term catalysts for change that currently form the basis for the team’s investment themes. The team incorporates these catalysts along with sector and regional fundamentals into a long-term global framework for investment analysis and decision-making.

Sustainable Growth. The team applies a fundamental approach to identifying the long-term, sustainable growth characteristics of potential investments. The team seeks high quality companies that are well managed, have a dominant or improving market position and competitive advantages compared to industry and regional peers.

Valuation. The team assesses the relationship between its estimate of a company’s sustainable growth prospects and the company’s stock price. The team uses multiple valuation metrics to establish price targets.

The Fund primarily invests in non-U.S. small-cap growth companies in developed and emerging markets with market capitalizations less than $3 billion at the time of investment.

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (12/21/2001 to 3/31/2008)

AVERAGE ANNUAL TOTAL RETURNS (as of 3/31/2008)

Fund / Index	1-Year	3-Year	5-Year	Since Inception
Artisan International Small Cap Fund	6.89%	21.89%	31.80%	23.73%
MSCI EAFE® Small Cap Index	-11.19	11.14	25.48	18.14
MSCI EAFE® Index	-2.70	13.32	21.40	12.42

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current to most recent month-end performance information, visit www.artisanfunds.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. The performance shown does not reflect the deduction of a 2% redemption fee on shares held by an investor for 90 days or less and, if reflected, the fee would reduce the performance quoted. The Fund’s investments in initial public offerings (IPOs) made a material contribution to the Fund’s performance. IPO investments are not an integral component of the Fund’s investment process and may not be available in the future. See page 87 for a description of each index.

INVESTING ENVIRONMENT

International securities retreated during the semiannual reporting period ended March 31, 2008. The MSCI EAFE® Small Cap Index returned -17.82% and -10.78% in local currency and U.S. dollar terms, respectively. U.S. dollar based investors benefited from the rally of many foreign currencies. Weaknesses were evident around the globe, although, on average, emerging markets fared better than developed markets. A wide range of countries in the MSCI EAFE® Small Cap Index reported a negative U.S. dollar based return of more than -20%, including Germany, France, Italy, Japan and Hong Kong. China was among the worst performing emerging markets. Every sector in the MSCI EAFE® Small Cap Index was under pressure. The consumer staples and energy sectors held up best.

SECTOR DIVERSIFICATION

Sector	9/30/2007	3/31/2008
Consumer Discretionary	10.7%	10.2%
Consumer Staples	7.6	12.0
Energy	7.7	8.6
Financials	30.0	24.7
Healthcare	0.7	0.8
Industrials	27.0	21.7
Information Technology	2.0	6.9
Materials	2.5	3.6
Telecommunication Services	1.2	1.0
Utilities	1.9	1.7
Other assets less liabilities	8.7	8.8
Total	100.0%	100.0%

As a percentage of total net assets.

PERFORMANCE DISCUSSION

The Fund outperformed the MSCI EAFE® Small Cap Index with a six-month return of -9.73%. Our consumer discretionary and information technology holdings, a number of which were found in Europe, were key sources of security selection strength during the period. Dutch digital road maps producer Tele Atlas NV, German DIY construction supplies store operator Praktiker Bau- und Heimwerkermaerkte Holding AG, which we purchased during the period, and Japanese theme park operator USJ Co. Ltd. were among our top contributing consumer discretionary holdings. We sold our position in Tele Atlas. German internet payment and processing services company Wirecard AG and German semiconductor machinery manufacturer Aixtron AG were two of our top performing information technology stocks.

Our holdings in Hong Kong and China were areas of weakness during the semiannual reporting period. Beijing Airport operator Beijing Capital International Airport Company Limited, financial conglomerate China Everbright Limited, securities and derivatives exchange operator Hong Kong Exchanges & Clearing Limited., and real estate developers Tian An China Investments Company Limited and Allied Properties (H.K.) Limited, were among our holdings in those countries that underperformed. Japanese personnel services company en-japan inc. and Finnish industrial machinery supplier Metso Corporation were also notable detractors.

REGION ALLOCATION

Region	9/30/2007	3/31/2008
Europe	42.0%	49.0%
Emerging Markets	25.9	22.2
Pacific Basin	21.9	18.4
Americas	1.5	1.6

As a percentage of total net assets.

FUND CHANGES

We continued to add positions to the Fund when we were able to find companies that exhibited the sustainable growth characteristics that we look for in potential investments. Most recently we have purchased Malaysian exchange operator Bursa Malaysia Bhd, United Kingdom-based personnel services provider Robert Walters plc and Greece’s securities market operator Hellenic Exchanges S.A.

The funding of these purchases came in part from the liquidation of other positions. Our largest sales included Tele Atlas NV, Beijing Capital International Airport Co. Ltd., Azimut Holding SpA, Indiabulls Financial Services Ltd., VastNed Retail NV, Metso Corporation and Indiabulls Real Estate Limited.

ARTISAN INTERNATIONAL VALUE FUND (ARTKX)

INVESTMENT PROCESS HIGHLIGHTS

Artisan International Value Fund uses a bottom-up investment process focused on identifying what the investment team believes are high quality, undervalued businesses that offer the potential for superior risk/reward outcomes.

The team’s in-depth research process focuses on four key investment characteristics:

Undervaluation. Determining the intrinsic value of the business is the heart of the team’s research process. The team believes that intrinsic value represents the amount that a buyer would pay to own a company’s future cash flows. The team seeks to invest at a significant discount to its estimate of the intrinsic value of a business.

Business quality. The team seeks to invest in companies with histories of generating strong free cash flow, improving returns on capital and strong competitive positions in their industries.

Financial strength. The team believes that investing in companies with strong balance sheets helps to reduce the potential for capital risk and provides company management the ability to build value when attractive opportunities are available.

Shareholder-oriented management. The team’s research process attempts to identify management teams with a history of building value for shareholders.

The Fund primarily invests in common stocks and other equity securities of non-U.S. companies of all market capitalizations in developed and emerging markets.

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (9/23/2002 to 3/31/2008)

AVERAGE ANNUAL TOTAL RETURNS (as of 3/31/2008)

Fund / Index	1-Year	3-Year	5-Year	Since Inception
Artisan International Value Fund	-7.96%	11.22%	24.53%	22.45%
MSCI EAFE® Value Index	-7.25	12.20	22.88	19.95
MSCI EAFE® Index	-2.70	13.32	21.40	18.78

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current to most recent month-end performance information, visit www.artisanfunds.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. The performance shown does not reflect the deduction of a 2% redemption fee on shares held by an investor for 90 days or less and, if reflected, the fee would reduce the performance quoted. See page 87 for a description of each index.

INVESTING ENVIRONMENT

During the semiannual reporting period ended March 31, 2008, international stocks suffered as housing and credit market concerns caused tremendous volatility in financial markets across the world and weighed on overall global economic activity. Most sectors and countries recorded losses. In addition, we saw a continuation of the long-term trend of the devaluation of the U.S. dollar and dollar-based assets in favor of international currencies and international assets during the period.

SECTOR DIVERSIFICATION

Sector	9/30/2007	3/31/2008
Consumer Discretionary	23.5%	23.4%
Consumer Staples	14.5	14.6
Financials	16.1	16.5
Healthcare	8.7	11.0
Industrials	14.5	15.7
Information Technology	5.9	11.0
Materials	2.8	2.2
Telecommunication Services	7.9	1.7
Other assets less liabilities	6.1	3.9
Total	100.0%	100.0%

As a percentage of total net assets.

PERFORMANCE DISCUSSION

Artisan International Value Fund declined -7.77% during the period, holding up better than the MSCI EAFE® Index, which decreased -10.50% over the same period.

We are value investors. We buy shares in companies where we see a significant discount between the stock prices and what we estimate to be the intrinsic value of the business.

The performance of the following companies had a meaningful positive impact on the portfolio during the semiannual period: SANKYO CO., LTD., a Japanese pachinko machine manufacturer; Covidien Ltd., one of the spin-offs of Tyco International Ltd.; UNICHARM CORPORATION, a Japanese manufacturer of diapers and feminine products; and new purchases Samsung Electronics Co., Ltd., a Korean company with a diverse portfolio of electronics-related businesses and Neopost SA, a France-based manufacturer of mailing and shipping equipment. Most of our stocks declined during the semiannual period. Our worst performers included: CanWest Global Communications Corp., a holding company that owns one of Canada’s television networks; Heidelberger Druckmaschinen AG, a German manufacturer of sheetfed printing presses; Signet Group plc, a U.K.-based jewelry retailer; and Galiform Plc, a U.K. kitchen business.

FUND CHANGES

During the period, stock prices were very volatile and generally declined, which created disconnect between the stock price and our estimate of long-term business value. As a result, our research lists expanded and we added several new investments to the portfolio including previously mentioned Samsung Electronics Co., Ltd and Neopost SA; Cadbury Schweppes plc, a confectionary and beverage conglomerate; Société Télévision Française 1, a French television broadcast network; and Panalpina Welttransport Holding AG, a Swiss contract logistics/freight forwarder.

We exited a number of positions during the period, including Vodafone Group PLC, Tyco International Ltd., Vivendi, and SurfControl plc. Pacific Century Premium Developments Limited received a take-over offer and we also sold all of our shares of Central Japan Railway Company.

REGION ALLOCATION

Region	9/30/2007	3/31/2008
Europe	55.5%	58.3%
Pacific Basin	19.4	16.9
Emerging Markets	8.7	11.2
Americas	10.3	9.7

As a percentage of total net assets.

ARTISAN MID CAP FUND (ARTMX)

INVESTMENT PROCESS HIGHLIGHTS

Artisan Mid Cap Fund uses a bottom-up investment process to construct a diversified portfolio of U.S. mid-cap growth companies.

Security Selection. The team’s investment process begins by identifying companies that possess franchise characteristics (strong competitive positions), selling at attractive valuations and benefiting from an accelerating trend. The investment team looks for companies that are well positioned for long-term growth, driven by demand for their products and services, at an early enough stage in their profit cycle to benefit from the increased cash flows produced by the profit cycle.

Capital Allocation. Based on the investment team’s fundamental analysis of a company’s profit cycle, portfolio holdings develop through three stages. GardenSM investments are small positions in the early part of their profit cycle that will warrant a more sizeable allocation once their profit cycle accelerates. CropSM investments are positions that are being increased to a full weight because they are moving through the strongest part of their profit cycle. HarvestSM investments are positions that are being reduced as they near the team’s estimate of full valuation or their profit cycle begins to decelerate.

Broad Diversification. The team looks for investment opportunities across the entire economy so that it can find sustainable growth regardless of the sector or industry.

The Fund primarily invests in medium-sized U.S. growth companies. The Fund generally maintains a weighted average market capitalization of not more than 1.5 times the weighted average market capitalization of companies included in the Russell Midcap® Index.

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (6/27/1997 to 3/31/2008)

AVERAGE ANNUAL TOTAL RETURNS (as of 3/31/2008)

Fund / Index	1-Year	3-Year	5-Year	10-Year	Since Inception
Artisan Mid Cap Fund	2.36%	9.19%	14.52%	12.58%	15.72%
Russell MidCap® Growth Index	-4.55	7.77	15.20	5.15	6.90
Russell MidCap® Index	-8.92	7.36	16.31	7.65	9.46

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current to most recent month-end performance information, visit www.artisanfunds.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. See page 87 for a description of each index.

INVESTING ENVIRONMENT

The semiannual reporting period ended March 31, 2008 was a rough time for equities as markets were shaken by weakening economic conditions, rising energy prices and ongoing turmoil in the financials sector and housing market. The Russell Midcap® Growth Index returned -12.46%, holding a slight edge relative to its Value counterpart. Within the growth index, only the energy sector managed to post a gain on the heels of a strong increase in the price of oil. All other sectors declined, with telecommunication services, consumer discretionary and information technology stocks struggling the most.

SECTOR DIVERSIFICATION

Sector	9/30/2007	3/31/2008
Consumer Discretionary	9.9%	10.7%
Consumer Staples	4.9	5.7
Energy	3.7	4.1
Financials	6.5	7.4
Healthcare	22.7	23.8
Industrials	13.1	15.4
Information Technology	31.1	27.8
Materials	1.3	1.3
Telecommunication Services	1.7	0.7
Utilities	—	0.4
Other assets less liabilities	5.1	2.7
Total	100.0%	100.0%

As a percentage of total net assets.

PERFORMANCE DISCUSSION

The Fund underperformed the Russell Midcap® Growth Index as the Fund fell -13.32% for the six months ended March 31, 2008. Relative to the benchmark, our security selection strength was most evident in the healthcare, materials and financials sectors. Top performers within the healthcare sector included robotic surgery systems manufacturer Intuitive Surgical, Inc., biopharmaceutical company Celgene Corporation, radiation therapy systems provider Varian Medical Systems, Inc. and medical device company C.R. Bard, Inc. Our success in the materials and financials sectors was largely due to fertilizer producer The Mosaic Company and Florida real estate developer The St. Joe Company, respectively.

The key sources of weakness compared to the benchmark were our relatively low weight in energy stocks and select technology and consumer staples holdings. Semiconductor provider Broadcom Corporation, programmable graphics technology provider NVIDIA Corporation, network infrastructure company Juniper Networks, Inc., and virtualization solutions provider VMware, Inc. were among our worst performing information technology holdings. Our underperformance in the consumer staples sector was driven mostly by a decline in alternative beverage producer Hansen Natural Corporation.

FUND CHANGES

Our security selection process is focused on identifying companies with franchise characteristics and an attractive valuation that are benefiting from an accelerating trend. Our transaction activity was not concentrated in any one sector. Our largest new positions included Celgene Corp., construction and engineering company Fluor Corporation and beauty product marketer Avon Products, Inc. We also added capital to many existing positions, most notably to Broadcom Corporation and healthcare technology and services provider Cerner Corporation.

We funded our new purchases with sales from a broad range of sectors. Patterson Cos. Inc., McDermott International Inc., Linear Technology Corp. and SUPERVALU Inc. were all top 30 positions as of the beginning of the reporting period that were subsequently liquidated. Ventana Medical Systems Inc. was the subject of a takeover offer by Swiss pharmaceutical and diagnostics company Roche Holding AG. The transaction was completed during the period.

ARTISAN MID CAP VALUE FUND (ARTQX)

INVESTMENT PROCESS HIGHLIGHTS

Artisan Mid Cap Value Fund uses a bottom-up investment process to construct a diversified portfolio of stocks of medium-sized U.S. companies that the investment team believes are undervalued, in solid financial condition and have attractive business economics. The team believes companies with these characteristics are less likely to experience eroding values over the long term.

Attractive valuation. The team values a business using what it believes are reasonable expectations for the long-term earnings power and capitalization rates of that business. This results in a range of values for the company that the team believes would be reasonable. The team generally will purchase a security if the stock price falls below or toward the lower end of that range.

Sound financial condition. The team favors companies with an acceptable level of debt and positive cash flow. At a minimum, the team tries to avoid companies that have so much debt that management may be unable to make decisions that would be in the best interests of the companies’ shareholders.

Attractive business economics. The team favors cash-producing businesses that it believes are capable of earning acceptable returns on capital over the company’s business cycle.

The Fund will generally not initiate a position in a company unless it has a market capitalization between $2 billion and $15 billion.

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (3/28/2001 to 3/31/2008)

AVERAGE ANNUAL TOTAL RETURNS (as of 3/31/2008)

Fund / Index	1-Year	3-Year	5-Year	Since Inception
Artisan Mid Cap Value Fund	-5.95%	7.32%	18.00%	12.68%
Russell Midcap® Value Index	-14.12	6.57	16.77	10.60
Russell Midcap® Index	-8.92	7.36	16.31	9.21

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current to most recent month-end performance information, visit www.artisanfunds.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. See page 87 for a description of each index.

INVESTING ENVIRONMENT

For the six-month period ended March 31, 2008, the Russell Midcap® Value and Russell Midcap® indices returned -14.09% and -13.17%, respectively. The past six months were challenging as investors grappled with a slowing economy and continued stress in the capital markets. In the Russell Midcap® Value Index, most sectors declined during the period. The information technology and telecommunication services sectors were among the worst performing groups with declines of more than -24%. The energy sector was the exception with strong positive returns on the heels of rising oil and gas prices.

SECTOR DIVERSIFICATION

Sector	9/30/2007	3/31/2008
Consumer Discretionary	14.5%	14.5%
Consumer Staples	2.6	2.2
Energy	18.6	15.3
Financials	23.6	15.4
Healthcare	—	2.0
Industrials	12.2	21.5
Information Technology	18.7	18.9
Utilities	2.8	1.6
Other assets less liabilities	7.0	8.6
Total	100.0%	100.0%

As a percentage of total net assets.

PERFORMANCE DISCUSSION

The Fund returned -8.29% during the six-month period ended March 31, 2008. Strong stock selection in the information technology, industrials and consumer discretionary sectors added significant value to the Fund’s relative performance. We also benefited from strength among our energy holdings during the period. Detracting from performance were our holdings in the financials sector and a few select holdings in other areas. Oil and gas exploration and production companies Cimarex Energy Co., Mariner Energy, Inc. and Forest Oil Corporation, transportation services provider Ryder System, Inc., real estate investment trust Annaly Capital Management, Inc. and hard disk drive manufacturer Western Digital Corporation were our leading contributors during the period. In the financials sector, our weakest performers included financial guarantor MBIA Inc., student loan originator The Student Loan Corporation, hybrid thrift/mortgage bank IndyMac Bancorp, Inc., banking and financial services provider Zions Bancorporation and insurance provider Brown & Brown, Inc. Other stocks that underperformed included specialty women’s apparel retailer Chico’s FAS, Inc., electric utility company PNM Resources, Inc. and technology products and services distributor Ingram Micro Inc.

FUND CHANGES

The biggest changes to the portfolio over the past six months were a decrease in our weight in the financials sector and an increase in our weight in the industrials sector. Our reduced exposure to the financials sector resulted from our sale of Annaly Capital Management, Inc., which we sold as its share price reached our target selling range, and from our sales of Zions Bancorporation, MBIA Inc. and IndyMac Bancorp, Inc., which were sold due to deteriorating fundamentals. Our exposure to the energy sector also decreased during the period, mostly due to our sales of Apache Corporation and Forest Oil Corporation, which had reached our target selling ranges. We found a few attractive investment opportunities in the industrials sector — corporate uniform manufacturer Cintas Corporation, lighting manufacturer Acuity Brands, Inc. and electrical components manufacturer Thomas & Betts Corporation. We also re-established a position in former holding Manpower Inc., an employment services provider. We were attracted to all of our new positions based on the key characteristics of our investment process.

ARTISAN OPPORTUNISTIC VALUE FUND (ARTLX)

INVESTMENT PROCESS HIGHLIGHTS

Artisan Opportunistic Value Fund uses a bottom-up investment process to construct a diversified portfolio of stocks that the team believes are undervalued, in solid financial condition with attractive business economics and that offer the potential for superior risk/reward outcomes. The team believes companies with these characteristics are less likely to experience eroding values over the long term.

Attractive valuation. The team values a business using what it believes are reasonable expectations for the long-term earnings power and capitalization rates of that business. This results in a range of values for the company that the team believes would be reasonable. The team generally will purchase a security if the stock price falls below or toward the lower end of that range.

Sound financial condition. The team favors companies with an acceptable level of debt and positive cash flow. At a minimum, the team tries to avoid companies that have so much debt that management may be unable to make decisions that would be in the best interest of the companies’ shareholders.

Attractive business economics. The team favors cash-producing businesses that it believes are capable of earning acceptable returns on capital over the company’s business cycle.

The Fund will invest in U.S. companies with market capitalizations of at least $2 billion at the time of initial purchase, and may invest up to 25% of its net assets at market value at the time of purchase in non-U.S. securities.

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (3/27/2006 to 3/31/2008)

AVERAGE ANNUAL TOTAL RETURNS (as of 3/31/2008)

Fund / Index	1-Year	Since Inception
Artisan Opportunistic Value Fund	-6.64%	4.87%
Russell 1000® Value Index	-9.99	2.23
Russell 1000® Index	-5.40	2.69

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current to most recent month-end performance information, visit www.artisanfunds.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. See page 87 for a description of each index.

INVESTING ENVIRONMENT

Stocks of all sizes suffered losses during the six-month period ended March 31, 2008. It was a challenging period as a slowing economy and continued stress in the capital markets weighed on the minds of investors. The Russell 1000® and Russell 1000® Value indices returned -12.41% and -14.01%, respectively, during the period. Weakness in the market was broad across sectors. Financials, telecommunication services and consumer discretionary stocks were among the weakest performers. In contrast, the consumer staples, energy and materials sectors held up the best in the weak market.

SECTOR DIVERSIFICATION

Sector	9/30/2007	3/31/2008
Consumer Discretionary	9.2%	10.5%
Consumer Staples	5.8	4.9
Energy	11.2	8.7
Financials	47.9	26.4
Healthcare	4.3	5.5
Industrials	3.5	3.5
Information Technology	13.9	26.7
Other assets less liabilities	4.2	13.8
Total	100.0%	100.0%

As a percentage of total net assets.

PERFORMANCE DISCUSSION

Artisan Opportunistic Value Fund is constructed from the bottom up without concern for the characteristics of a benchmark, so the success of our security selection is the primary driver of portfolio returns. For the six-month period ended March 31, 2008, the Fund returned -10.92%. Our strongest positive contributors to performance were oil and natural gas producer Apache Corporation, discount retailer Wal-Mart Stores, Inc., holding company Berkshire Hathaway Inc., real estate investment trust Annaly Capital Management, Inc. and land drilling contractor Nabors Industries Ltd. The Fund’s largest decliners were insurance provider American International Group, Inc., hybrid thrift/mortgage bank IndyMac Bancorp, Inc. and banking and financial services providers Wachovia Corporation, Royal Bank of Scotland Group plc and Citigroup Inc.

FUND CHANGES

Two of the most notable changes in the portfolio over the past six months were in the financials and technology sectors. At the end of the period, we still had a number of holdings in the financials sector, but our overall weight fell from nearly 48% six months ago to approximately 27% as of March 31, 2008. We trimmed a number of holdings and completely sold out of a few others. Our sales in this area included Annaly Capital Management, Inc., Royal Bank of Scotland Group plc, Citigroup Inc. and IndyMac Bancorp, Inc.

As consistent with our process, we often find opportunities in the downtrodden, unloved areas of the market. From time to time, these opportunities will cluster, and they did so in the information technology sector over the past six months. We ended the period with a nearly 27% weight in the technology sector, up from approximately 14% six months ago. The increase in our exposure was due to a combination of increasing some of our existing positions and adding a few new ones to the mix. The new additions were ethernet and IP network solutions provider Cisco Systems, Inc. and computing, imaging solutions and services provider Hewlett-Packard Company. During the period we also re-initiated positions in computer maker Dell Inc. and consulting services firm Accenture Ltd.

ARTISAN SMALL CAP FUND (ARTSX)

INVESTMENT PROCESS HIGHLIGHTS

Artisan Small Cap Fund uses a bottom-up investment process to construct a diversified portfolio of U.S. small-cap growth companies.

Competitive advantages. A sustainable competitive advantage is critical to producing above-average growth and profitability. Identifying the source of a company’s competitive advantage lends confidence to the team’s assessment of intrinsic value.

Return on invested capital. The team believes that, over time, a company with improving returns on its invested capital will be rewarded with a higher valuation. The team determines how much capital investment is needed to achieve a company’s continued growth and analyzes management’s ability to use that capital in the most effective way to support that growth.

Intrinsic value. The team estimates a company’s intrinsic value—the value it thinks a buyer would pay to buy the entire company. The team bases its buy and sell targets for a company’s stock on its intrinsic value estimates.

The Fund will not initiate a position in a company unless it has a market capitalization between $300 million and $2.5 billion and meets the team’s standards for earnings growth and sustainable growth prospects.

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (3/28/1995 to 3/31/2008)

AVERAGE ANNUAL TOTAL RETURNS (as of 3/31/2008)

Fund / Index	1-Year	3-Year	5-Year	10-Year	Since Inception
Artisan Small Cap Fund	-12.04%	1.93%	12.73%	2.99%	7.71%
Russell 2000® Growth Index	-8.94	5.74	14.24	1.75	5.75
Russell 2000® Index	-13.00	5.06	14.90	4.96	9.18

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current to most recent month-end performance information, visit www.artisanfunds.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. See page 87 for a description of each index.

INVESTING ENVIRONMENT

Domestic equities struggled during the semiannual reporting period ended March 31, 2008. Weakening economic conditions and the stress in the financials sector contributed to investor anxiety. The Russell 2000® Growth Index declined -14.66%. Within the Russell 2000® Growth Index, energy was the only sector to post a gain as the price of oil shot past $100 per barrel. Utilities and consumer staples stocks held up relatively well. The benchmark’s principal sources of weakness were the telecommunication services, information technology and consumer discretionary sectors, as each fell more than 20%.

SECTOR DIVERSIFICATION

Sector	9/30/2007	3/31/2008
Consumer Discretionary	16.1%	12.2%
Consumer Staples	2.1	1.3
Energy	5.3	7.2
Financials	10.0	4.3
Healthcare	17.4	20.2
Industrials	19.7	29.5
Information Technology	23.0	19.2
Telecommunication Services	0.7	—
Utilities	1.6	2.0
Other assets less liabilities	4.1	4.1
Total	100.0%	100.0%

As a percentage of total net assets.

PERFORMANCE DISCUSSION

The Fund returned -19.16% this period, underperforming the Russell 2000® Growth Index. Our overall return was hindered by the negative contributions of select holdings in the information technology, healthcare and financials sectors. Our list of underperformers in the information technology sector included enterprise wireless systems provider Aruba Networks Inc., GPS technology supplier SiRF Technology Holdings, Inc., anti-piracy and content protection software producer Macrovision Corporation and Global Cash Access Holdings, Inc., a provider of cash access products to the gaming industry. In the healthcare and financials sectors, returns were hindered by weakness in medical device manufacturers NxStage Medical Inc. and ArthoCare Corporation, newly purchased Obagi Medical Products, Inc., which serves the therapeutic skin care market, and National Financial Partners Corp., an independent distributor of financial services products.

This period’s top performers came from various sectors. Bright Horizons Family Solutions, Inc. and Performance Food Group were the beneficiaries of premium takeout offers. Other winners included trucking company Old Dominion Freight Line, Inc., contract research organization ICON PLC, automotive aftermarket parts provider LKQ Corporation (which purchased another of our holdings, Keystone Automotive Industries), and online options broker optionsXpress Holdings, Inc.

FUND CHANGES

The high volatility of the period created many new purchase opportunities. We invested in a number of positions that met our security selection criteria: a competitive advantage, a high return on invested capital, and an attractive price relative to our intrinsic value estimate. Our largest purchases were Psychiatric Solutions, Inc., a behavioral healthcare services provider, Life Time Fitness, Inc., an operator of athletic and health facilities around the country, and Ladish Co., Inc., which produces metal components for the aerospace industry.

We funded our purchases in part with the sales of previously mentioned SiRF Technology Holdings, Inc. and optionsXpress Holdings, Inc. ACI Worldwide, Inc., Brightpoint, Inc., Wind River Systems, Inc., Thoratec Corporation, Alabama National BanCorporation and ICU Medical, Inc. were also sold during the period.

ARTISAN SMALL CAP VALUE FUND (ARTVX)

INVESTMENT PROCESS HIGHLIGHTS

Artisan Small Cap Value Fund uses a bottom-up investment process to construct a diversified portfolio of small-cap U.S. companies that the team believes are undervalued, in solid financial condition and have attractive business economics. The team believes companies with these characteristics are less likely to experience eroding values over the long term.

Attractive valuation. The team values a business using what it believes are reasonable expectations for the long-term earnings power and capitalization rates of that business. This results in a range of values for the company that the team believes would be reasonable. The team generally will purchase a security if the stock price falls below or toward the lower end of that range.

Sound financial condition. The team favors companies with an acceptable level of debt and positive cash flow. At a minimum, the team tries to avoid companies that have so much debt that management may be unable to make decisions that would be in the best interest of the companies’ shareholders.

Attractive business economics. The team favors cash-producing businesses that it believes are capable of earning acceptable returns on capital over the company’s business cycle.

The Fund will not initiate a position in a company unless it has a market capitalization below $2 billion.

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (9/29/1997 to 3/31/2008)

AVERAGE ANNUAL TOTAL RETURNS (as of 3/31/2008)

Fund / Index	1-Year	3-Year	5-Year	10-Year	Since Inception
Artisan Small Cap Value Fund	-10.18%	6.37%	16.88%	10.77%	11.45%
Russell 2000® Value Index	-16.88	4.33	15.45	7.46	8.14
Russell 2000® Index	-13.00	5.06	14.90	4.96	5.40

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current to most recent month-end performance information, visit www.artisanfunds.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. See page 87 for a description of each index.

INVESTING ENVIRONMENT

For the six-month period ended March 31, 2008, the Russell 2000® Value and Russell 2000® indices returned -13.33% and -14.02%, respectively. The period was challenging for equity markets as investors grappled with a slowing economy and continued stress in the capital markets. During the period, nearly every sector in the Russell 2000® Value Index declined. The biggest losers were the consumer discretionary, information technology and telecommunication services sectors. The one exception was the energy sector which closed out the period with a positive return as rising oil and gas prices supported the shares of many energy stocks.

SECTOR DIVERSIFICATION

Sector	9/30/2007	3/31/2008
Consumer Discretionary	15.2%	11.3%
Consumer Staples	1.5	1.9
Energy	17.4	14.7
Financials	11.0	8.6
Healthcare	7.7	6.5
Industrials	11.2	13.4
Information Technology	24.7	28.6
Materials	3.0	3.7
Telecommunication Services	0.4	0.0 (1)
Utilities	5.1	3.9
Other assets less liabilities	2.8	7.4
Total	100.0%	100.0%

As a percentage of total net assets.

(1)	Represents less than 0.1% of total net assets.

PERFORMANCE DISCUSSION

The Fund returned -7.26% for the six-month period ended March 31, 2008. Strong stock selection was the primary reason for our outperformance relative to the Russell 2000® Value Index. The Fund benefited from its holdings in the consumer discretionary, energy, information technology and industrials sectors. There was no identifiable trend among our weakest performers. Our leading gainers during the period included oil and gas exploration and production companies Cimarex Energy Co., Mariner Energy, Inc., St. Mary Land & Exploration Company and Comstock Resources, Inc., lighting fixtures manufacturer The Genlyte Group Incorporated, metal products manufacturer Quanex Corporation and less-than-truckload carrier Con-way Inc. On the downside, stocks that hindered our results during the period included insurance broker Hilb Rogal & Hobbs Company, healthcare staffing services provider Cross Country Healthcare, Inc., federal government information technology solutions provider SI International Inc., title insurer Stewart Information Services Corporation and Benchmark Electronics, Inc., a provider of contract electronics manufacturing and design services.

FUND CHANGES

We found several opportunities during the period to purchase new names and sold several others. We were attracted to our new positions based on the key characteristics of our investment process: attractive valuation, sound financial condition and attractive business economics.

We reestablished positions in a few former holdings, including Manhattan Associates, Inc., EMCOR Group, Inc. and Acuity Brands, Inc. We also purchased less-than-truckload carrier Con-way Inc., excimer laser illumination source supplier Cymer, Inc., facility services contractor ABM Industries Incorporated and contract drilling services provider Parker Drilling Company during the period.

We had a handful of holdings in the portfolio that were acquired and, at the close of the transactions, we received cash for our shares. These companies were RARE Hospitality International, Inc., Kellwood Company, SEMCO Energy, Inc. and The Genlyte Group Incorporated. Our sales during the period included Forest Oil Corporation, Stone Energy Corporation, Walter Industries, Inc., Annaly Capital Management, Inc. and Albany International Corp.

ARTISAN GLOBAL VALUE FUND

Schedule of Investments – March 31, 2008 (Unaudited)

	Shares Held	Value

COMMON STOCKS - 95.8%

FRANCE - 2.2%
Neopost SA	1,002	$112,458
Sanofi-Aventis	1,216	91,227

		203,685
HONG KONG - 2.1%
Guoco Group Limited	20,450	200,226

JAPAN - 7.3%
Credit Saison Co., Ltd.	9,100	253,792
SANKYO CO., LTD.	3,983	236,550
Sekisui House, Ltd.	21,150	195,629

		685,971
MEXICO - 2.6%
Grupo Modelo, S.A. de C.V., Series C	55,500	243,063

NETHERLANDS - 4.3%
Wolters Kluwer NV	15,055	398,590

SOUTH KOREA - 5.2%
Samsung Electronics Co., Ltd.	226	142,170
Samsung Electronics Co., Ltd. (DR)	300	93,675
SK Telecom Co., Ltd. (DR)	11,685	252,513

		488,358
SWITZERLAND - 16.2%
Adecco SA	4,932	284,815
Givaudan SA	242	239,417
Novartis AG	10,783	552,668
Panalpina Welttransport Holding AG	1,151	140,818
Pargesa Holding SA	2,665	297,065

		1,514,783
UNITED KINGDOM - 15.0%
Cadbury Schweppes plc	10,122	111,191
Cadbury Schweppes plc (DR)	1,525	67,435
Diageo plc	9,389	189,320
Experian Group Ltd.	34,970	254,710
Home Retail Group plc	45,954	238,267
Signet Group plc	290,198	355,644
Unilever plc (DR)	5,540	186,809

		1,403,376
UNITED STATES - 40.9%
American Express Company	1,750	76,510
Cintas Corporation	9,685	276,410

	Shares Held	Value

UNITED STATES (CONTINUED)
Covidien Ltd.	4,835	$213,949
Dell Inc.(1)	12,600	250,992
The Home Depot, Inc.	6,130	171,456
International Speedway Corporation, Class A	6,500	267,800
Johnson & Johnson	6,125	397,329
Legg Mason, Inc.	1,300	72,774
Marsh & McLennan Companies, Inc.	19,425	472,999
Mattel, Inc.	10,085	200,691
Mohawk Industries, Inc.(1)	6,595	472,268
Motorola, Inc.	26,150	243,195
The Sherwin-Williams Company	3,050	155,672
Wal-Mart Stores, Inc.	8,120	427,762
The Washington Post Company, Class B	196	129,654

		3,829,461

Total common stocks (Cost $9,570,114)		8,967,513
	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 7.0%
Repurchase agreement with Fixed Income Clearing Corporation, 1.10%, dated 3/31/08, due 4/1/08, maturity value $660,020(2) (Cost $660,000)	$660,000	660,000

Total investments - 102.8% (Cost $10,230,114)		9,627,513

Other assets less liabilities - (2.8%)		(266,181)

Total net assets - 100.0%(3)		$9,361,332

(1)	Non-income producing security.
(2)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Bond	8.75%	8/15/20	$678,500

(3)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depository Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION - March 31, 2008 (Unaudited)
	Value	Percentage of Total Net Assets
Consumer Discretionary	$2,822,221	30.1%
Consumer Staples	1,225,580	13.1
Financials	1,373,366	14.7
Healthcare	1,255,173	13.4
Industrials	956,753	10.2
Information Technology	842,490	9.0
Materials	239,417	2.6
Telecommunication Services	252,513	2.7

Total common stocks	8,967,513	95.8
Short-term investments	660,000	7.0

Total investments	9,627,513	102.8
Other assets less liabilities	(266,181)	(2.8)

Total net assets	$9,361,332	100.0%

CURRENCY EXPOSURE - March 31, 2008 (Unaudited)
	Value	Percentage of Total Investments
British pound	$1,149,132	11.9%
Euro	602,275	6.3
Hong Kong dollar	200,226	2.1
Japanese yen	685,971	7.1
Mexican peso	243,063	2.5
South Korean won	142,170	1.5
Swiss franc	1,514,783	15.7
US dollar	5,089,893	52.9

Total investments	$9,627,513	100.0%

TOP TEN HOLDINGS - March 31, 2008 (Unaudited)
Company Name	Country	Percentage of Total Net Assets
Novartis AG	Switzerland	5.9%
Marsh & McLennan Companies, Inc.	United States	5.1
Mohawk Industries, Inc.	United States	5.0
Wal-Mart Stores, Inc.	United States	4.6
Wolters Kluwer NV	Netherlands	4.3
Johnson & Johnson	United States	4.2
Signet Group plc	United Kingdom	3.8
Pargesa Holding SA	Switzerland	3.2
Adecco SA	Switzerland	3.0
Cintas Corporation	United States	3.0

Total		42.1%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

ARTISAN INTERNATIONAL FUND

Schedule of Investments – March 31, 2008 (Unaudited)

	Shares Held	Value

COMMON AND PREFERRED STOCKS - 98.5%

ARGENTINA - 0.2%
Tenaris S.A.	1,067,782	$26,584,428

AUSTRALIA - 0.1%
Babcock & Brown Infrastructure Group (Units)	10,250,819	11,007,659

BELGIUM - 0.8%
Delhaize Group	903,146	71,063,898
Umicore	962,030	50,059,770

		121,123,668
BRAZIL - 0.6%
Redecard SA	768,400	12,782,582
Vivo Participacoes S.A., Preferred (DR)(1)	13,449,768	80,160,617

		92,943,199
CANADA - 1.6%
Canadian Pacific Railway Limited	3,903,727	250,970,609

CHINA - 6.9%
China Construction Bank, H Shares	222,901,200	165,257,326
China Life Insurance Co., Limited, H Shares	17,544,900	60,304,148
China Merchants Holdings International Company Limited	21,764,900	103,473,920
China Netcom Group Corporation (Hong Kong) Limited	33,608,000	96,298,613
China Petroleum and Chemical Corporation, H Shares	129,688,900	110,814,592
China Resources Land Limited	89,337,600	154,967,473
China Unicom Limited	123,073,243	259,029,986
PICC Property and Casualty Company Limited, H Shares	64,895,600	58,703,016
Shanghai Electric Group Company Limited, H Shares(2)	150,931,921	90,954,972

		1,099,804,046
FINLAND - 2.6%
Fortum Oyj(1)	10,393,326	423,502,113

FRANCE - 13.2%
Alstom	1,212,137	262,783,764
Bouygues SA	4,098,979	260,403,425
Carrefour SA	2,526,126	194,899,343
Electricite de France	3,554,045	309,219,135

	Shares Held	Value

FRANCE (CONTINUED)
France Telecom SA	3,930,966	$132,187,965
LVMH Moet Hennessy Louis Vuitton SA	2,884,752	321,078,058
Technip SA	2,854,266	222,289,315
Vinci SA	5,712,190	412,939,394

		2,115,800,399
GERMANY - 15.0%
Allianz SE	1,197,159	237,158,870
Bayer AG	5,546,124	444,451,336
Daimler AG	4,034,936	344,943,638
Deutsche Telekom AG	9,995,280	166,479,381
Fraport AG	2,700,531	194,925,392
IVG Immobilien AG	1,234,066	34,523,525
Linde AG	2,388,590	337,465,317
RWE AG	1,241,824	152,646,720
United Internet AG	2,909,638	62,610,597
Wacker Chemie AG	2,106,268	431,553,285

		2,406,758,061
HONG KONG - 6.5%
The Bank of East Asia, Ltd.	36,555,400	184,123,875
Hutchison Whampoa Limited	38,661,324	365,120,790
New World Development Company Limited	8,818,400	21,369,973
NWS Holdings Limited	40,157,746	136,221,530
Sun Hung Kai Properties Limited	12,954,000	200,568,829
Swire Pacific Limited, Class A	12,439,389	140,335,021

		1,047,740,018
INDIA - 0.3%
Housing Development Finance Corporation Ltd.	942,615	55,798,015

ITALY - 0.8%
Intesa Sanpaolo	17,162,974	120,983,748

JAPAN - 10.5%
CANON INC.	1,133,500	52,194,673
Credit Saison Co., Ltd.	6,562,750	183,030,146
DENSO CORPORATION	2,846,700	91,958,006
HONDA MOTOR CO., LTD.	3,216,500	91,803,195
JAPAN TOBACCO INC.	64,853	324,655,367
Jupiter Telecommunications Co., Ltd.(1)	212,121	198,331,433
Mitsubishi Estate Company Ltd.	4,531,400	110,011,918
Mitsubishi Heavy Industries, Ltd.	43,559,800	186,160,461
MITSUI & CO., LTD.	6,897,100	139,768,680
Mitsui Fudosan Co., Ltd.	5,327,525	105,770,184
SUZUKI MOTOR CORPORATION	5,859,800	147,847,081

	Shares Held	Value

JAPAN (CONTINUED)
TOKYU LAND CORPORATION	9,432,850	$59,144,575

		1,690,675,719
LUXEMBOURG - 0.6%
RTL Group	767,688	96,971,039

MEXICO - 0.3%
Grupo Televisa S.A. (DR)	2,333,970	56,575,433

NETHERLANDS - 2.4%
ASML Holding N.V.(1)	15,487,048	380,933,463

NORWAY - 5.5%
Acergy SA	1,774,025	38,233,673
Orkla ASA	28,506,515	361,065,170
Renewable Energy Corp AS(1)	2,359,200	65,786,209
SeaDrill Ltd.	15,552,805	416,891,589

		881,976,641
QATAR - 0.4%
Industries Qatar	1,406,183	50,241,525
Industries Qatar, Equity-Linked Security(3)(4)	210,776	7,531,026

		57,772,551
RUSSIA - 6.7%
Gazprom (DR)	7,560,478	385,584,378
LUKOIL (DR)	3,956,872	339,499,618
Mining and Metallurgical Company Norilsk Nickel (DR)	3,232,440	90,993,186
Novorossiysk Sea Trade Port (DR)(1)(3)	198,700	2,980,500
OAO TMK (DR)(3)	650,022	21,125,715
RAO Unified Energy System (DR)(1)	2,065,483	214,293,861
Uralkali (DR)(1)(3)	369,750	14,327,812

		1,068,805,070
SOUTH AFRICA - 0.6%
Naspers Limited	5,713,602	99,336,360

SOUTH KOREA - 3.1%
Kookmin Bank	3,600,944	201,436,157
KT Corporation	1,210,422	57,383,059
NHN Corp.(1)	1,042,935	243,370,807

		502,190,023
SPAIN - 4.9%
Gamesa Corporacion Tecnologica, S.A.	4,899,299	223,534,631
Industria de Diseno Textil, S.A.	2,832,865	157,383,128
Telefonica S.A.	14,319,729	411,452,035

		792,369,794
SWEDEN - 0.1%
Assa Abloy AB, Class B	760,600	13,792,783

SWITZERLAND - 9.9%
Adecco SA	2,112,469	121,991,841
Compagnie Financiere Richemont SA (‘A’ Units)	1,576,855	88,441,067

	Shares Held	Value

SWITZERLAND (CONTINUED)
Holcim Ltd.	2,516,008	$264,242,911
Nestle SA	1,082,497	540,921,495
Roche Holding AG	404,147	81,716,562
Roche Holding AG - Genussscheine(5)	2,606,270	490,496,287

		1,587,810,163
UNITED KINGDOM - 4.9%
British Energy Group PLC	929,484	12,036,675
Lloyds TSB Group plc	25,437,080	227,681,572
National Grid PLC	20,137,580	276,365,322
William Morrison Supermarkets PLC	49,517,387	269,518,412

		785,601,981

Total common and preferred stocks (Cost $13,192,637,864)		15,787,826,983
	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 1.7%
Repurchase agreement with Fixed Income Clearing Corporation, 1.10%, dated 3/31/08, due 4/1/08, maturity value $269,781,243(6) (Cost $269,773,000)	$269,773,000	269,773,000

Total investments - 100.2% (Cost $13,462,410,864)		16,057,599,983

Other assets less liabilities - (0.2%)		(27,884,028)

Total net assets - 100.0%(7)		$16,029,715,955

(1)	Non-income producing security.
(2)	Affiliated company as defined by the Investment Company Act of 1940. See Note (6) in Notes to Financial Statements.
(3)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Funds. In total, securities valued at a fair value were $45,965,053 or 0.3% of total net assets.
(4)	Security is considered an equity-linked participation certificate. Equity-linked participation certificates are subject to counterparty risk with respect to the bank of broker-dealer that issues them.
(5)	Non-voting shares.
(6)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Bond	7.500%	11/15/16	$ 59,234,706
U.S. Treasury Bond	8.750	5/15/17	144,375,000
U.S. Treasury Bond	8.875	8/15/17	71,562,500

(7)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depository Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION - March 31, 2008 (Unaudited)
	Value	Percentage of Total Net Assets
Consumer Discretionary	$1,694,668,438	10.6%
Consumer Staples	1,401,058,515	8.7
Energy	1,561,023,308	9.7
Financials	2,321,168,371	14.5
Healthcare	572,212,849	3.6
Industrials	2,990,243,197	18.7
Information Technology	751,892,122	4.7
Materials	1,633,093,617	10.2
Telecommunication Services	1,463,395,081	9.1
Utilities	1,399,071,485	8.7

Total common and preferred stocks	15,787,826,983	98.5
Short-term investments	269,773,000	1.7

Total investments	16,057,599,983	100.2
Other assets less liabilities	(27,884,028)	(0.2)

Total net assets	$16,029,715,955	100.0%

CURRENCY EXPOSURE - March 31, 2008 (Unaudited)
	Value	Percentage of Total Investments
Australian dollar	$11,007,659	0.1%
Brazilian real	12,782,582	0.1
British pound	785,601,981	4.9
Euro	6,485,026,713	40.4
Hong Kong dollar	2,147,544,064	13.4
Indian rupee	55,798,015	0.3
Japanese yen	1,690,675,719	10.5
Norwegian krone	881,976,641	5.5
Qatari riyal	50,241,525	0.3
South African rand	99,336,360	0.6
South Korean won	502,190,023	3.1
Swedish krona	13,792,783	0.1
Swiss franc	1,587,810,163	9.9
US dollar	1,733,815,755	10.8

Total investments	$16,057,599,983	100.0%

TOP TEN HOLDINGS - March 31, 2008 (Unaudited)
Company Name	Country	Percentage of Total Net Assets
Roche Holding AG	Switzerland	3.6%
Nestle SA	Switzerland	3.4
Bayer AG	Germany	2.8
Wacker Chemie AG	Germany	2.7
Fortum Oyj	Finland	2.6
SeaDrill Ltd.	Norway	2.6
Vinci SA	France	2.6
Telefonica S.A.	Spain	2.6
Gazprom	Russia	2.4
ASML Holding N.V.	Netherlands	2.4

Total		27.7%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

ARTISAN INTERNATIONAL SMALL CAP FUND

Schedule of Investments – March 31, 2008 (Unaudited)

	Shares Held	Value
COMMON STOCKS - 91.2%

AUSTRIA - 2.6%
Flughafen Wien AG	156,578	$18,868,572
Wienerberger AG	216,243	11,501,543

		30,370,115
CANADA - 1.6%
Great Canadian Gaming Corporation(1)	1,650,900	18,287,041

CHINA - 6.3%
China Everbright International Limited	60,122,800	22,712,191
China Everbright Limited(1)	8,708,600	17,008,438
China National Building Material Company Ltd., H Shares	6,100,000	14,374,795
Hengan International Group Company Limited	5,249,900	18,010,874

		72,106,298
DENMARK - 0.9%
TK Development A/S(1)	823,100	10,716,994

EGYPT - 4.3%
Commercial International Bank (DR)	2,140,747	34,251,952
Eastern Tobacco	213,454	15,318,775

		49,570,727
FRANCE - 2.0%
Guyenne et Gascogne SA	119,377	18,469,697
Norbert Dentressangle	47,938	4,076,236

		22,545,933
GERMANY - 16.5%
Aixtron AG(1)	1,040,772	14,278,691
C.A.T. oil AG(1)	304,049	5,140,982
DIC Asset AG	299,236	9,953,857
KWS Saat AG	172,318	34,563,550
Praktiker Bau - und Heimwerkermaerkte Holding AG	1,096,425	29,305,485
Strabag AG	19,777	6,853,430
Vossloh AG	243,381	34,335,459
Wacker Construction Equipment AG(1)	697,819	14,002,364
Wirecard AG(1)	2,342,977	41,058,590

		189,492,408
GREECE - 0.5%
Hellenic Exchanges S.A.	221,417	5,257,410

HONG KONG - 11.5%
Allied Properties (H.K.) Limited	34,686,000	7,041,802
Cafe De Coral Holdings Limited	4,818,000	9,224,133

	Shares Held	Value
HONG KONG (CONTINUED)
Hi Sun Technology (China) Limited(1)	8,722,700	$1,109,580
Hong Kong Exchanges & Clearing Limited	1,093,500	18,771,447
I.T Ltd.	14,558,000	4,059,139
Imagi International Holdings Limited(1)	22,211,200	4,280,907
Industrial and Commercial Bank of China (Asia) Limited	13,932,000	34,585,423
Industrial and Commercial Bank of China (Asia) Limited, Warrants(1)(2)	591,222	85,842
Kowloon Development Company Limited	8,599,900	16,221,535
Sun Hung Kai & Co. Limited	10,065,000	9,531,336
Tian An China Investments Company Limited	30,680,480	27,003,821
Tian An China Investments Company Limited, Warrants(1)(2)	5,427,080	355,639

		132,270,604
ITALY - 8.7%
Ansaldo STS SpA(1)	2,033,671	28,478,515
Davide Campari - Milano S.p.A.	1,212,997	11,767,783
Pirelli & C. Real Estate S.p.A.	214,202	8,007,893
Socotherm S.p.A.	1,084,090	10,200,574
Spazio Investment NV(3)	1,718,422	27,129,566
Tod’s S.p.A.	231,935	14,280,517

		99,864,848
JAPAN - 3.2%
en-japan inc.	4,948	10,573,074
SHIZUOKA GAS CO., LTD.	3,001,500	19,000,266
USJ Co., Ltd.	10,377	7,131,064

		36,704,404
MALAYSIA - 0.5%
Bursa Malaysia Bhd	1,978,000	5,596,655

MEXICO - 2.3%
Empresas ICA S.A.B. de C.V.(1)	4,427,350	26,249,398

NETHERLANDS - 2.5%
Advanced Metallurgical Group NV(1)	235,579	18,967,923
SBM Offshore NV	319,898	10,317,938

		29,285,861
NORWAY - 4.5%
Det Norske Oljeselskap ASA(1)	210,353	2,075,709
Ocean Rig ASA(1)	2,362,400	18,092,550
Scandinavian Property Development ASA(1)	744,820	4,095,351

	Shares Held	Value
NORWAY (CONTINUED)
Sea Production Ltd.(1)(2)(4)	418,218	$739,140
SeaDrill Ltd.	906,530	24,299,458
Seawell Ltd.(1)(2)	494,147	1,795,187

		51,097,395
OMAN - 1.3%
Bank Muscat SAOG (DR)(4)	455,985	9,520,967
Bank Muscat SAOG, Reg S (DR)	267,159	5,578,280

		15,099,247
PHILIPPINES - 0.1%
First Gen Corporation	627,800	601,197

PORTUGAL - 0.7%
CIMPOR-Cimentos de Portugal, SGPS, SA	931,019	8,436,911

RUSSIA - 1.0%
Uralsvyazinform (DR)(4)	1,067,900	11,212,950

SINGAPORE - 3.7%
Fraser & Neave Limited	5,310,600	18,712,202
Jaya Holdings Limited	10,971,200	11,796,561
SIA Engineering Company	4,214,200	12,093,494

		42,602,257
SOUTH AFRICA - 0.8%
Massmart Holdings Limited	1,101,482	9,072,626

SOUTH KOREA - 2.9%
Gmarket Inc. (DR)(1)	1,062,064	22,749,411
Kangwon Land Inc.	534,356	11,007,081

		33,756,492
SWEDEN - 0.4%
KABE Husvagnar AB, Class B	255,000	4,119,929

SWITZERLAND - 7.0%
Bank Sarasin & Cie AG, B Shares	6,364	27,683,496
Banque Cantonale Vaudoise	11,371	4,923,502
Dufry Group	136,632	13,758,131
iQ Power AG(1)	981,377	1,022,569
Schindler Holding AG, Participation Certificates(2)	319,396	23,928,167
Straumann Holding AG	33,588	9,588,358

		80,904,223
TURKEY - 2.7%
Coca-Cola Icecek AS (Unit)	3,806,417	30,239,092
Ulker Biskuvi Sanayi AS	233,699	465,892

		30,704,984

	Shares Held	Value
UNITED KINGDOM - 2.7%
Robert Walters plc	1,374,256	$4,732,070
Sibir Energy PLC	2,383,369	25,968,551

		30,700,621

Total common stocks (Cost $831,273,499)		1,046,627,528
	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 9.3%
Repurchase agreement with Fixed Income Clearing Corporation, 1.10%, dated 3/31/08, due 4/1/08, maturity value $106,345,249(5) (Cost $106,342,000)	$106,342,000	106,342,000

Total investments - 100.5% (Cost $937,615,499)		1,152,969,528

Other assets less liabilities - (0.5%)		(5,345,072)

Total net assets - 100.0%(6)		$1,147,624,456

(1)	Non-income producing security.
(2)	Non-voting shares.
(3)	Affiliated company as defined by the Investment Company Act of 1940. See Note (6) in Notes to Financial Statements.
(4)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Funds. In total, securities valued at a fair value were $21,473,057 or 1.9% of total net assets.
(5)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Bond	1.75%	3/31/10	$108,470,419
(6)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depository Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION - March 31, 2008 (Unaudited)
	Value	Percentage of Total Net Assets
Consumer Discretionary	$116,475,996	10.2%
Consumer Staples	137,908,289	12.0
Energy	98,630,089	8.6
Financials	283,321,206	24.7
Healthcare	9,588,358	0.8
Industrials	248,913,276	21.7
Information Technology	79,196,272	6.9
Materials	41,779,629	3.6
Telecommunication Services	11,212,950	1.0
Utilities	19,601,463	1.7

Total common stocks	1,046,627,528	91.2
Short-term investments	106,342,000	9.3

Total investments	1,152,969,528	100.5
Other assets less liabilities	(5,345,072)	(0.5)

Total net assets	$1,147,624,456	100.0%

CURRENCY EXPOSURE - March 31, 2008 (Unaudited)
	Value	Percentage of Total Investments
British pound	$30,700,621	2.7%
Canadian dollar	18,287,041	1.6
Danish krone	10,716,994	0.9
Egyptian pound	15,318,775	1.3
Euro	386,276,055	33.5
Hong Kong dollar	204,376,902	17.7
Japanese yen	36,704,404	3.2
Malaysian ringgit	5,596,655	0.5
Mexican peso	26,249,398	2.3
Norwegian krone	51,097,395	4.4
Philippine peso	601,197	0.0 (1)
Singapore dollar	42,602,257	3.7
South African rand	9,072,626	0.8
South Korean won	11,007,081	1.0
Swedish krona	4,119,929	0.4
Swiss franc	79,881,654	6.9
Turkish lira	30,704,984	2.7
US dollar	189,655,560	16.4

Total investments	$1,152,969,528	100.0%

(1)	Represents less than 0.1% of total investments.

TOP TEN HOLDINGS - March 31, 2008 (Unaudited)
Company Name	Country	Percentage of Total Net Assets
Wirecard AG	Germany	3.6%
Industrial and Commercial Bank of China (Asia) Limited	Hong Kong	3.0
KWS Saat AG	Germany	3.0
Vossloh AG	Germany	3.0
Commercial International Bank	Egypt	3.0
Coca-Cola Icecek AS	Turkey	2.6
Praktiker Bau- und Heimwerkermaerkte Holding AG	Germany	2.6
Ansaldo STS SpA	Italy	2.5
Bank Sarasin & Cie AG	Switzerland	2.4
Tian An China Investments Company Limited	Hong Kong	2.4

Total		28.1%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The Fund owns China Everbright Limited, which represents 1.5% of the Fund’s net assets, and China Everbright International Limited, which represents of 2.0% the Fund’s net assets. China Everbright Limited is the parent company of China Everbright International Limited. If you aggregated the Fund’s holdings of both securities, the aggregated amount represents 3.5% of the Fund’s net assets.

The accompanying notes are an integral part of the financial statements.

ARTISAN INTERNATIONAL VALUE FUND

Schedule of Investments – March 31, 2008 (Unaudited)

	Shares Held	Value

COMMON STOCKS - 96.1%

BERMUDA - 1.1%
Lancashire Holdings Ltd	2,943,534	$16,415,702

CANADA - 2.1%
CanWest Global Communications Corp.(1)	6,505,602	31,689,814

FRANCE - 8.5%
Gemalto NV(1)	1,237,292	36,000,669
Neopost SA	241,394	27,092,433
Sanofi-Aventis	412,441	30,942,207
Societe Television Francaise 1	1,545,539	33,989,448

		128,024,757
GERMANY - 5.0%
Heidelberger Druckmaschinen AG	1,181,232	31,721,415
MLP AG	224,548	3,197,634
Pfeiffer Vacuum Technology AG	443,001	40,781,273

		75,700,322
HONG KONG - 1.8%
Guoco Group Limited	2,818,600	27,596,939

ITALY - 1.6%
Esprinet S.p.A.	2,155,562	24,451,208

JAPAN - 15.1%
Credit Saison Co., Ltd.	2,048,550	57,132,514
MEITEC CORPORATION	1,281,300	38,819,482
The San-in Godo Bank, Ltd.	932,212	7,453,581
SANKYO CO., LTD.	823,737	48,921,780
SEINO HOLDINGS CO., LTD.	1,048,800	6,818,042
Sekisui House, Ltd.	3,540,700	32,750,054
UNICHARM CORPORATION	481,900	35,243,289

		227,138,742
MEXICO - 4.2%
Grupo Modelo, S.A. de C.V., Series C	7,252,100	31,760,624
Kimberly-Clark de Mexico, S.A. de C.V., Class A	7,127,100	31,641,773

		63,402,397

	Shares Held	Value

NETHERLANDS - 4.5%
Wolters Kluwer NV	2,555,943	$67,670,168

SOUTH KOREA - 5.9%
Lotte Chilsung Beverage Co., Ltd.	11,209	10,525,945
Samsung Electronics Co., Ltd.	85,197	53,594,922
SK Telecom Co., Ltd. (DR)	1,150,511	24,862,543

		88,983,410
SWITZERLAND - 15.9%
Adecco SA	834,009	48,162,739
Givaudan SA	33,159	32,805,073
Novartis AG	1,599,062	81,957,764
Panalpina Welttransport Holding AG	187,341	22,920,080
Pargesa Holding SA	401,672	44,774,031
Tamedia AG	70,228	8,068,689

		238,688,376
UNITED KINGDOM - 22.8%
Benfield Group Plc(2)	11,164,335	55,171,690
Cadbury Schweppes plc	3,332,357	36,606,081
Carpetright PLC	1,043,609	15,792,895
Diageo plc	1,878,312	37,874,379
Experian Group Ltd.	6,485,019	47,234,726
Galiform Plc(1)	25,171,384	39,590,451
Home Retail Group plc	2,510,783	13,018,159
Signet Group plc	41,731,985	51,143,458
Unilever plc (DR)	1,079,013	36,384,318
Vitec Group PLC	1,152,170	9,809,750

		342,625,907
UNITED STATES - 7.6%
Arch Capital Group Ltd.(1)	270,236	18,557,106
Covidien Ltd.	1,169,250	51,739,313
Tyco Electronics Ltd.	728,550	25,003,836
Willis Group Holdings Limited	549,515	18,469,199

		113,769,454

Total common stocks (Cost $1,427,432,464)		1,446,157,196

	Par Amount	Value
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 4.1%
Repurchase agreement with Fixed Income Clearing Corporation, 1.10%, dated 3/31/08, due 4/1/08, maturity value $61,262,872(3) (Cost $61,261,000)	$61,261,000	$61,261,000

Total investments - 100.2% (Cost $1,488,693,464)		1,507,418,196

Other assets less liabilities - (0.2%)		(3,168,473)

Total net assets - 100.0%(4)		$1,504,249,723

(1)	Non-income producing security.
(2)	Affiliated company as defined by the Investment Company Act of 1940. See Note (6) in Notes to Financial Statements.
(3)	Collateralized by:

Issuer	Maturity	Value
U.S. Treasury Bill	6/12/08	$62,486,975

(4)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depository Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION - March 31, 2008 (Unaudited)
	Value	Percentage of Total Net Assets
Consumer Discretionary	$352,444,666	23.4%
Consumer Staples	220,036,409	14.6
Financials	248,768,396	16.5
Healthcare	164,639,284	11.0
Industrials	236,457,757	15.7
Information Technology	166,143,068	11.0
Materials	32,805,073	2.2
Telecommunication Services	24,862,543	1.7

Total common stocks	1,446,157,196	96.1
Short-term investments	61,261,000	4.1

Total investments	1,507,418,196	100.2
Other assets less liabilities	(3,168,473)	(0.2)

Total net assets	$1,504,249,723	100.0%

CURRENCY EXPOSURE - March 31, 2008 (Unaudited)
	Value	Percentage of Total Investments
British pound	$322,657,291	21.4%
Canadian dollar	31,689,814	2.1
Euro	295,846,455	19.6
Hong Kong dollar	27,596,939	1.8
Japanese yen	227,138,742	15.1
Mexican peso	63,402,397	4.2
South Korean won	64,120,867	4.3
Swiss franc	238,688,376	15.8
US dollar	236,277,315	15.7

Total investments	$1,507,418,196	100.0%

TOP TEN HOLDINGS - March 31, 2008 (Unaudited)
Company Name	Country	Percentage of Total Net Assets
Novartis AG	Switzerland	5.4%
Wolters Kluwer NV	Netherlands	4.5
Credit Saison Co., Ltd.	Japan	3.8
Benfield Group Plc	United Kingdom	3.7
Samsung Electronics Co., Ltd.	South Korea	3.6
Covidien Ltd.	United States	3.4
Signet Group plc	United Kingdom	3.4
SANKYO CO., LTD.	Japan	3.3
Adecco SA	Switzerland	3.2
Experian Group Ltd.	United Kingdom	3.1

Total		37.4%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

ARTISAN MID CAP FUND

Schedule of Investments – March 31, 2008 (Unaudited)

	Shares Held	Value

COMMON STOCKS - 97.3%

CONSUMER DISCRETIONARY - 10.7%
Auto Components - 2.0%
BorgWarner Inc.	2,296,651	$98,824,892

Distributors - 0.2%
LKQ Corporation(1)	522,219	11,734,261

Hotels, Restaurants & Leisure - 2.8%
Chipotle Mexican Grill, Inc., Class B(1)	87,000	8,446,830
Panera Bread Company, Class A(1)	390,900	16,374,801
Starbucks Corporation(1)	1,904,358	33,326,265
Starwood Hotels & Resorts Worldwide, Inc.	659,100	34,108,425
Wyndham Worldwide Corporation	2,304,481	47,656,667

		139,912,988
Internet & Catalog Retail - 1.3%
Amazon.com, Inc.(1)	885,322	63,123,459

Multiline Retail - 0.5%
Kohl’s Corporation(1)	563,300	24,159,937

Specialty Retail - 2.6%
Best Buy Co., Inc.	626,276	25,965,403
GameStop Corp.(1)	758,900	39,242,719
J. Crew Group, Inc.(1)	698,541	30,854,556
Williams-Sonoma, Inc.	1,287,200	31,201,728

		127,264,406
Textiles, Apparel & Luxury Goods - 1.3%
Crocs, Inc.(1)	964,115	16,843,089
Polo Ralph Lauren Corporation, Class A	710,840	41,434,864
Quiksilver, Inc.(1)	593,170	5,818,998

		64,096,951
CONSUMER STAPLES - 5.7%
Beverages - 2.9%
Hansen Natural Corporation(1)	4,057,000	143,212,100

Food Products - 0.3%
Bunge Limited	195,421	16,978,176

Personal Products - 2.5%
Avon Products, Inc.	1,867,364	73,835,573
Bare Escentuals, Inc.(1)	2,058,218	48,203,465

		122,039,038

	Shares Held	Value

ENERGY - 4.1%
Energy Equipment & Services - 3.6%
Dresser-Rand Group Inc.(1)	1,892,075	$58,181,306
Helix Energy Solutions Group, Inc.(1)	2,323,201	73,180,831
Weatherford International Ltd.(1)	618,272	44,806,172

		176,168,309
Oil, Gas & Consumable Fuels - 0.5%
Denbury Resources Inc.(1)	938,107	26,782,955

FINANCIALS - 7.4%
Capital Markets - 3.2%
Affiliated Managers Group, Inc.(1)	543,216	49,291,420
BlackRock, Inc.	118,550	24,205,539
Invesco Limited	3,519,330	85,730,879

		159,227,838
Consumer Finance - 0.3%
SLM Corporation(1)	914,759	14,041,551

Diversified Financial Services - 1.2%
CME Group Inc., Class A	48,385	22,697,403
Moody’s Corporation	1,060,567	36,939,549

		59,636,952
Real Estate Management & Development - 2.2%
CB Richard Ellis Group, Inc.(1)	1,430,600	30,958,184
The St. Joe Company	1,782,081	76,504,737

		107,462,921
Thrifts & Mortgage Finance - 0.5%
Federal Home Loan Mortgage Corporation	558,000	14,128,560
MGIC Investment Corporation	1,108,800	11,675,664

		25,804,224
HEALTHCARE - 23.8%
Biotechnology - 2.8%
Celgene Corporation(1)	1,822,601	111,707,215
ImClone Systems Incorporated(1)	645,955	27,401,411

		139,108,626
Health Care Equipment & Supplies - 7.9%
C.R. Bard, Inc.	1,472,941	141,991,512
Gen-Probe Incorporated(1)	383,200	18,470,240
Intuitive Surgical, Inc.(1)	324,811	105,352,448
NuVasive, Inc.(1)	682,052	23,537,614
Varian Medical Systems, Inc.(1)	2,165,122	101,414,314

		390,766,128
Health Care Providers & Services - 0.4%
CIGNA Corporation	484,565	19,658,802

	Shares Held	Value

HEALTHCARE (CONTINUED)
Health Care Technology - 2.7%
Cerner Corporation(1)	3,621,447	$135,007,544

Life Sciences Tools & Services - 5.9%
Applera Corporation	1,748,644	57,460,442
Thermo Fisher Scientific, Inc.(1)	4,128,571	234,667,976

		292,128,418
Pharmaceuticals - 4.1%
Allergan, Inc.	3,550,918	200,236,266

INDUSTRIALS - 15.4%
Aerospace & Defense - 2.9%
Hexcel Corporation(1)	1,649,215	31,516,499
Precision Castparts Corp.	1,083,922	110,646,758

		142,163,257
Air Freight & Logistics - 1.0%
C.H. Robinson Worldwide, Inc.	211,913	11,528,067
Expeditors International of Washington, Inc.	828,903	37,449,837

		48,977,904
Airlines - 0.9%
Southwest Airlines Co.	3,542,374	43,925,438

Commercial Services & Supplies - 0.7%
Robert Half International Inc.	1,341,800	34,537,932

Construction & Engineering - 3.0%
Fluor Corporation	709,181	100,107,990
Quanta Services, Inc.(1)	2,008,416	46,534,999

		146,642,989
Electrical Equipment - 5.0%
Cooper Industries, Ltd.	3,202,004	128,560,461
First Solar, Inc.(1)	27,764	6,417,371
Rockwell Automation, Inc.	395,800	22,726,836
Roper Industries, Inc.	1,480,560	88,004,486

		245,709,154
Machinery - 1.9%
AGCO Corporation(1)	1,072,961	64,248,905
Harsco Corporation	578,522	32,038,548

		96,287,453
INFORMATION TECHNOLOGY - 27.8%
Communications Equipment - 2.2%
Ciena Corporation(1)	327,246	10,088,994
Juniper Networks, Inc.(1)	3,984,708	99,617,700

		109,706,694
Computers & Peripherals - 3.4%
Intermec, Inc.(1)(2)	3,656,619	81,140,376
NetApp, Inc.(1)	1,769,787	35,484,229
Sun Microsystems, Inc.(1)	3,461,577	53,758,291

		170,382,896

	Shares Held	Value

INFORMATION TECHNOLOGY (CONTINUED)
Electronic Equipment & Instruments - 1.7%
Flextronics International Ltd.(1)	2,649,590	$24,879,650
Trimble Navigation Limited(1)	2,011,277	57,502,409

		82,382,059
Internet Software & Services - 0.8%
VeriSign, Inc.(1)	1,195,620	39,742,409

IT Services - 3.3%
Iron Mountain Incorporated(1)	414,249	10,952,744
Paychex, Inc.	250,168	8,570,756
SRA International, Inc., Class A(1)	810,800	19,710,548
The Western Union Company	5,925,619	126,037,916

		165,271,964
Office Electronics - 0.9%
Zebra Technologies Corporation(1)	1,351,603	45,035,412

Semiconductors & Semiconductor Equipment - 6.7%
Analog Devices, Inc.	1,674,854	49,441,690
Broadcom Corporation, Class A(1)	7,198,030	138,706,038
Marvell Technology Group Ltd.(1)	1,059,294	11,525,119
MEMC Electronic Materials, Inc.(1)	656,080	46,516,072
NVIDIA Corporation(1)	4,182,783	82,777,276

		328,966,195
Software - 8.8%
Autodesk, Inc.(1)	408,300	12,853,284
Electronic Arts Inc.(1)	5,753,685	287,223,955
NAVTEQ Corporation(1)	352,198	23,949,464
Red Hat, Inc.(1)	4,347,095	79,943,077
VMware, Inc., Class A(1)	747,184	31,994,419

		435,964,199
MATERIALS - 1.3%
Chemicals - 1.3%
The Mosaic Company(1)	625,288	64,154,549

TELECOMMUNICATION SERVICES - 0.7%
Wireless Telecommunication Services - 0.7%
NII Holdings, Inc.(1)	1,091,655	34,692,796

UTILITIES - 0.4%
Independent Power Producers & Energy Traders - 0.4%
Calpine Corporation(1)	976,100	17,979,762

Total common stocks (Cost $4,543,254,105)		4,809,899,804

	Par Amount	Value
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 4.6%
Repurchase agreement with Fixed Income Clearing Corporation, 1.10%, dated 3/31/08, due 4/1/08, maturity value $227,515,952(3) (Cost $227,509,000)	$227,509,000	$227,509,000

Total investments - 101.9% (Cost $4,770,763,105)		5,037,408,804

Other assets less liabilities - (1.9%)		(94,030,269)

Total net assets - 100.0%(4)		$4,943,378,535

(1)	Non-income producing security.
(2)	Affiliated company as defined by the Investment Company Act of 1940. See Note (6) in Notes to Financial Statements.
(3)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Bond	6.875%	8/15/25	$75,834,275
U.S. Treasury Bond	6.000	2/15/26	87,220,075
U.S. Treasury Bond	5.250	11/15/28	69,010,150

(4)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

TOP TEN HOLDINGS - March 31, 2008 (Unaudited)
Company Name	Country	Percentage of Total Net Assets
Electronic Arts Inc.	United States	5.8%
Thermo Fisher Scientific, Inc.	United States	4.7
Allergan, Inc.	United States	4.1
Hansen Natural Corporation	United States	2.9
C.R. Bard, Inc.	United States	2.9
Broadcom Corporation	United States	2.8
Cerner Corporation	United States	2.7
Cooper Industries, Ltd.	United States	2.6
The Western Union Company	United States	2.5
Celgene Corporation	United States	2.3

Total		33.3%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

ARTISAN MID CAP VALUE FUND

Schedule of Investments – March 31, 2008 (Unaudited)

	Shares Held	Value

COMMON STOCKS - 91.4%

CONSUMER DISCRETIONARY - 14.5%
Automobiles - 1.7%
Thor Industries, Inc.	1,620,400	$48,239,308

Household Durables - 3.8%
Leggett & Platt, Incorporated	2,528,600	38,561,150
Mohawk Industries, Inc.(1)	997,200	71,409,492

		109,970,642
Media - 1.8%
Marvel Entertainment, Inc.(1)	1,913,400	51,259,986

Specialty Retail - 7.2%
AutoZone, Inc.(1)	373,500	42,515,505
Chico’s FAS, Inc.(1)	3,427,200	24,367,392
Foot Locker, Inc.	2,666,700	31,387,059
Rent-A-Center, Inc.(1)(2)	3,675,700	67,449,095
Zale Corporation(1)(2)	2,222,700	43,920,552

		209,639,603
CONSUMER STAPLES - 2.2%
Food Products - 2.2%
Pilgrim’s Pride Corporation	683,500	13,827,205
Smithfield Foods, Inc.(1)	1,950,200	50,237,152

		64,064,357
ENERGY - 15.3%
Energy Equipment & Services - 5.3%
BJ Services Company	1,811,600	51,648,716
Nabors Industries Ltd.(1)	3,030,200	102,329,854

		153,978,570
Oil, Gas & Consumable Fuels - 10.0%
Cimarex Energy Co.	1,086,200	59,458,588
Holly Corporation	1,150,300	49,934,523
Mariner Energy, Inc.(1)	1,746,391	47,170,021
Noble Energy, Inc.	553,100	40,265,680
Pioneer Natural Resources Company	1,186,304	58,271,252
St. Mary Land & Exploration Company	967,600	37,252,600

		292,352,664
FINANCIALS - 15.4%
Consumer Finance - 2.2%
The Student Loan Corporation	633,900	62,692,710

Insurance - 13.2%
Alleghany Corporation(1)	300,375	102,578,063
Allied World Assurance Company Holdings, Ltd	1,154,800	45,845,560

	Shares Held	Value

FINANCIALS (CONTINUED)
Insurance (Continued)
Arch Capital Group Ltd.(1)	291,573	$20,022,318
Brown & Brown, Inc.	2,206,500	38,348,970
Fidelity National Financial, Inc.	3,294,031	60,379,588
The Progressive Corporation	3,204,900	51,502,743
White Mountains Insurance Group, Ltd.	135,700	65,136,000

		383,813,242
HEALTHCARE - 2.0%
Health Care Providers & Services - 2.0%
CIGNA Corporation	1,411,900	57,280,783

INDUSTRIALS - 21.5%
Commercial Services & Supplies - 3.4%
Cintas Corporation	1,622,400	46,303,296
Manpower Inc.	919,000	51,702,940

		98,006,236
Electrical Equipment - 6.5%
Acuity Brands, Inc.(2)	2,065,900	88,730,405
Hubbell Inc., Class B	1,183,000	51,685,270
Thomas & Betts Corporation(1)	1,353,100	49,212,247

		189,627,922
Machinery - 1.6%
Dover Corporation	1,142,400	47,729,472

Marine - 1.6%
Alexander & Baldwin, Inc.	1,075,500	46,332,540

Road & Rail - 6.5%
Con-way Inc.	1,685,300	83,388,644
Ryder System, Inc.	1,753,800	106,823,958

		190,212,602
Trading Companies & Distributors - 1.9%
GATX Corporation	1,395,600	54,526,092

INFORMATION TECHNOLOGY - 18.9%
Computers & Peripherals - 0.6%
Western Digital Corporation(1)	702,500	18,995,600

Electronic Equipment & Instruments - 8.9%
Arrow Electronics, Inc.(1)	2,042,400	68,726,760
Avnet, Inc.(1)	2,246,200	73,518,126
Benchmark Electronics, Inc.(1)	1,423,400	25,550,030
Ingram Micro Inc.(1)	5,696,000	90,167,680

		257,962,596

	Shares Held	Value

INFORMATION TECHNOLOGY (CONTINUED)
IT Services - 4.4%
Broadridge Financial Solutions, Inc.	2,582,800	$45,457,280
Hewitt Associates, Inc.(1)	553,200	22,000,764
SAIC, Inc.(1)	3,312,500	61,579,375

		129,037,419
Semiconductors & Semiconductor Equipment - 5.0%
Analog Devices, Inc.	2,097,300	61,912,296
Lam Research Corporation(1)	1,090,500	41,678,910
National Semiconductor Corporation	2,269,300	41,573,576

		145,164,782
UTILITIES - 1.6%
Multi-Utilities - 1.6%
TECO Energy, Inc.	2,925,300	46,658,535

Total common stocks (Cost $2,693,259,156)		2,657,545,661
	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 8.3%
Repurchase agreement with Fixed Income Clearing Corporation, 1.10%, dated 3/31/08, due 4/1/08, maturity value $240,033,334(3) (Cost $240,026,000)	$240,026,000	240,026,000

Total investments - 99.7% (Cost $2,933,285,156)		2,897,571,661

Other assets less liabilities - 0.3%		9,530,570

Total net assets - 100.0%(4)		$2,907,102,231

(1)	Non-income producing security.
(2)	Affiliated company as defined by the Investment Company Act of 1940. See Note (6) in Notes to Financial Statements.
(3)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Bond	8.75%	8/15/20	$177,848,125
U.S. Treasury Bond	6.25	8/15/23	66,984,056

(4)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

TOP TEN HOLDINGS - March 31, 2008 (Unaudited)
Company Name	Country	Percentage of Total Net Assets
Ryder System, Inc.	United States	3.7%
Alleghany Corporation	United States	3.5
Nabors Industries Ltd.	United States	3.5
Ingram Micro Inc.	United States	3.1
Acuity Brands, Inc.	United States	3.1
Con-way Inc.	United States	2.9
Avnet, Inc.	United States	2.5
Mohawk Industries, Inc.	United States	2.5
Arrow Electronics, Inc.	United States	2.4
Rent-A-Center, Inc.	United States	2.3

Total		29.5%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

ARTISAN OPPORTUNISTIC VALUE FUND

Schedule of Investments – March 31, 2008 (Unaudited)

	Shares Held	Value

COMMON STOCKS - 86.2%

CONSUMER DISCRETIONARY - 10.5%
Hotels, Restaurants & Leisure - 3.1%
Carnival Corporation	184,900	$7,484,752

Household Durables - 2.9%
Mohawk Industries, Inc.(1)	97,600	6,989,136

Media - 2.5%
Comcast Corporation, Class A(2)	320,500	6,079,885

Specialty Retail - 2.0%
Chico’s FAS, Inc.(1)	284,400	2,022,084
Foot Locker, Inc.	231,900	2,729,463

		4,751,547
CONSUMER STAPLES - 4.9%
Food & Staples Retailing - 3.0%
Wal-Mart Stores, Inc.	137,600	7,248,768

Food Products - 1.9%
Smithfield Foods, Inc.(1)	172,200	4,435,872

ENERGY - 8.7%
Energy Equipment & Services - 8.7%
Nabors Industries Ltd.(1)	279,300	9,431,961
Tenaris S.A. (DR)(3)	227,300	11,330,905

		20,762,866

FINANCIALS - 26.4%
Commercial Banks - 8.7%
Barclays PLC(3)	751,500	6,756,337
BNP Paribas(3)	94,200	9,501,602
Wachovia Corporation	166,400	4,492,800

		20,750,739
Diversified Financial Services - 1.8%
Bank of America Corporation	112,800	4,276,248

Insurance - 15.9%
Allied World Assurance Company Holdings, Ltd	104,100	4,132,770
The Allstate Corporation	238,450	11,459,907
American International Group, Inc.	246,300	10,652,475

	Shares Held	Value

FINANCIALS (CONTINUED)
Insurance (Continued)
Berkshire Hathaway Inc., Class B(1)	1,350	$6,038,415
The Progressive Corporation	353,000	5,672,710

		37,956,277
HEALTHCARE - 5.5%
Health Care Providers & Services - 2.5%
CIGNA Corporation	144,800	5,874,536

Pharmaceuticals - 3.0%
Johnson & Johnson	111,500	7,233,005

INDUSTRIALS - 3.5%
Aerospace & Defense - 2.0%
The Boeing Company	63,300	4,707,621

Air Freight & Logistics - 1.5%
FedEx Corporation	37,900	3,512,193

INFORMATION TECHNOLOGY - 26.7%
Communications Equipment - 5.3%
Cisco Systems, Inc.(1)	163,800	3,945,942
Nokia Corporation (DR)(3)	272,200	8,664,126

		12,610,068
Computers & Peripherals - 6.0%
Dell Inc.(1)	244,400	4,868,448
Hewlett-Packard Company	84,500	3,858,270
Seagate Technology	261,800	5,482,092

		14,208,810
Electronic Equipment & Instruments - 7.5%
Avnet, Inc.(1)	216,600	7,089,318
Ingram Micro Inc.(1)	685,000	10,843,550

		17,932,868
IT Services - 4.6%
Accenture Ltd, Class A	205,000	7,209,850
Broadridge Financial Solutions, Inc.	219,800	3,868,480

		11,078,330
Semiconductors & Semiconductor Equipment - 3.3%
Taiwan Semiconductor Manufacturing Company Ltd. (DR)(3)	772,620	7,934,807

Total common stocks (Cost $227,194,908)		205,828,328

	Par Amount	Value

SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 13.5%
Repurchase agreement with Fixed Income Clearing Corporation, 1.10%, dated 3/31/08, due 4/1/08, maturity value $32,276,986(4) (Cost $32,276,000)	$32,276,000	$32,276,000

Total investments - 99.7% (Cost $259,470,908)		238,104,328

Other assets less liabilities - 0.3%		688,797

Total net assets - 100.0%(5)		$238,793,125

(1)	Non-income producing security.
(2)	Non-voting shares.
(3)	The Fund considers the company to be from outside of the United States. See the Fund’s Statement of Additional Information for information on how a particular country is assigned.

Security	Country	Trading Currency
Barclays PLC	United Kingdom	British pound
BNP Paribas	France	Euro
Nokia Corporation (DR)	Finland	US dollar
Taiwan Semiconductor Manufacturing Company Ltd. (DR)	Taiwan	US dollar
Tenaris S.A. (DR)	Argentina	US dollar

(4)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Bond	6.00%	2/15/26	$32,922,969

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depository Receipt, voting rights may vary.

CURRENCY EXPOSURE - March 31, 2008 (Unaudited)
	Value	Percentage of Total Net Assets
British pound	$6,756,337	2.8%
Euro	9,501,602	4.0
US dollar	221,846,389	93.2

Total investments	$238,104,328	100.0%

TOP TEN HOLDINGS - March 31, 2008 (Unaudited)
Company Name	Country	Percentage of Total Net Assets
The Allstate Corporation	United States	4.8%
Tenaris S.A.	Argentina	4.7
Ingram Micro Inc.	United States	4.5
American International Group, Inc.	United States	4.5
BNP Paribas	France	4.0
Nabors Industries Ltd.	United States	3.9
Nokia Corporation	Finland	3.6
Taiwan Semiconductor Manufacturing Company Ltd.	Taiwan	3.3
Carnival Corporation	United States	3.1
Wal-Mart Stores, Inc.	United States	3.0

Total		39.4%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

ARTISAN SMALL CAP FUND

Schedule of Investments – March 31, 2008 (Unaudited)

	Shares Held	Value

COMMON STOCKS - 95.9%

CONSUMER DISCRETIONARY - 12.2%
Distributors - 0.9%
LKQ Corporation(1)	321,100	$7,215,117

Diversified Consumer Services - 1.1%
Strayer Education, Inc.	58,800	8,967,000

Hotels, Restaurants & Leisure - 3.8%
BJ’s Restaurants, Inc.(1)	411,700	5,932,597
Life Time Fitness, Inc.(1)	417,500	13,030,175
Morgans Hotel Group Co.(1)	847,000	12,552,540

		31,515,312
Specialty Retail - 3.4%
DSW Inc., Class A(1)	236,500	3,062,675
Hibbett Sports, Inc.(1)	906,350	13,994,044
Tween Brands, Inc.(1)	447,900	11,081,046

		28,137,765
Textiles, Apparel & Luxury Goods - 3.0%
Carter’s, Inc.(1)	798,000	12,887,700
Iconix Brand Group, Inc.(1)	694,300	12,046,105

		24,933,805
CONSUMER STAPLES - 1.3%
Food & Staples Retailing - 1.3%
The Andersons, Inc.	237,000	10,572,570

ENERGY - 7.2%
Energy Equipment & Services - 6.4%
Allis-Chalmers Energy Inc.(1)	824,000	11,362,960
Core Laboratories N.V.(1)	66,000	7,873,800
Dril-Quip, Inc.(1)	191,200	8,885,064
Hercules Offshore, Inc.(1)	655,100	16,456,112
W-H Energy Services, Inc.(1)	126,800	8,730,180

		53,308,116
Oil, Gas & Consumable Fuels - 0.8%
Carrizo Oil & Gas, Inc.(1)	112,600	6,673,802

FINANCIALS - 4.3%
Capital Markets - 1.3%
Ares Capital Corporation	874,176	10,988,392
Ares Capital Corporation, Rights(2)	193,292	108,244

		11,096,636
Commercial Banks - 1.2%
Wintrust Financial Corporation	286,400	10,009,680

	Shares Held	Value

FINANCIALS (CONTINUED)
Insurance - 1.8%
National Financial Partners Corp.	655,300	$14,724,591

HEALTHCARE - 20.2%
Biotechnology - 1.1%
LifeCell Corporation(1)	226,100	9,502,983

Health Care Equipment & Supplies - 4.8%
ArthroCare Corporation(1)	440,500	14,690,675
TomoTherapy Incorporated(1)	864,300	12,402,705
Wright Medical Group, Inc.(1)	520,200	12,557,628

		39,651,008
Health Care Providers & Services - 8.5%
Genoptix, Inc.(1)	168,600	4,216,686
HealthExtras, Inc.(1)	553,000	13,736,520
inVentiv Health, Inc.(1)	385,300	11,100,493
PSS World Medical, Inc.(1)	826,800	13,774,488
Psychiatric Solutions, Inc.(1)	523,100	17,743,552
VCA Antech, Inc.(1)	371,800	10,168,730

		70,740,469
Health Care Technology - 1.5%
Phase Forward Incorporated(1)	747,200	12,762,176

Life Sciences Tools & Services - 1.8%
ICON PLC (DR)(1)(2)(3)	226,500	14,697,585

Pharmaceuticals - 2.5%
K-V Pharmaceutical Company, Class A(1)	600,700	14,993,472
Obagi Medical Products, Inc.(1)	666,300	5,783,484

		20,776,956
INDUSTRIALS - 29.5%
Aerospace & Defense - 3.4%
AAR CORP.(1)	577,900	15,759,333
Ladish Co., Inc.(1)	358,900	12,920,400

		28,679,733
Airlines - 1.6%
AirTran Holdings, Inc.(1)	1,975,200	13,036,320

Commercial Services & Supplies - 10.3%
The Advisory Board Company(1)	258,100	14,180,014
CRA International, Inc.(1)	318,300	10,230,162
The GEO Group, Inc.(1)	618,200	17,581,608
Healthcare Services Group, Inc.	604,600	12,478,944
Kenexa Corporation(1)	664,200	12,274,416
Mobile Mini, Inc.(1)	116,700	2,217,300
Waste Connections, Inc.(1)	537,825	16,532,740

		85,495,184

	Shares Held	Value

INDUSTRIALS (CONTINUED)
Machinery - 8.1%
Actuant Corporation	539,000	$16,283,190
Astec Industries, Inc.(1)	205,600	7,969,056
Dynamic Materials Corporation	282,300	12,195,360
Kaydon Corporation	341,500	14,995,265
The Middleby Corporation(1)	250,300	15,616,217

		67,059,088
Marine - 1.5%
Eagle Bulk Shipping Inc.	474,400	12,220,544

Road & Rail - 1.7%
Old Dominion Freight Line, Inc.(1)	452,300	14,396,709

Trading Companies & Distributors - 1.4%
Interline Brands, Inc.(1)	636,000	11,797,800

Transportation Infrastructure - 1.5%
Aegean Marine Petroleum Network Inc.(3)	364,000	12,452,440

INFORMATION TECHNOLOGY - 19.2%
Communications Equipment - 2.2%
Aruba Networks, Inc.(1)	1,083,300	5,643,993
Avocent Corporation(1)	736,800	12,451,920

		18,095,913
Internet Software & Services - 1.7%
Equinix, Inc.(1)	28,600	1,901,614
Omniture, Inc.(1)	523,400	12,148,114

		14,049,728
IT Services - 2.1%
Euronet Worldwide, Inc.(1)	584,700	11,261,322
Global Cash Access Holdings, Inc.(1)	1,145,800	6,714,388

		17,975,710
Semiconductors & Semiconductor Equipment - 5.2%
Atheros Communications, Inc.(1)	599,600	12,495,664
Microsemi Corporation(1)	636,500	14,512,200
Tessera Technologies, Inc.(1)	796,000	16,556,800

		43,564,664
Software - 8.0%
Blackbaud, Inc.	279,500	6,786,260
CommVault Systems, Inc.(1)	969,200	12,018,080
Concur Technologies, Inc.(1)	175,100	5,436,855
Epicor Software Corporation(1)	757,800	8,487,360
Informatica Corporation(1)	584,300	9,968,158

	Shares Held	Value

INFORMATION TECHNOLOGY (CONTINUED)
Software (Continued)
Macrovision Corporation(1)	965,900	$13,039,650
Progress Software Corporation(1)	368,900	11,037,488

		66,773,851
UTILITIES - 2.0%
Electrical Utilities - 2.0%
ITC Holdings Corp.	319,200	16,617,552

Total common stocks (Cost $818,473,308)		797,500,807
	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 4.3%
Repurchase agreement with Fixed Income Clearing Corporation, 1.10%, dated 3/31/08, due 4/1/08, maturity value $35,633,089(4) (Cost $35,632,000)	$35,632,000	35,632,000

Total investments - 100.2% (Cost $854,105,308)		833,132,807

Other assets less liabilities - (0.2)%		(1,730,465)

Total net assets - 100.0%(5)		$831,402,342

(1)	Non-income producing security.
(2)	Non-voting shares.
(3)	The Fund considers the company to be from outside of the United States. See the Fund’s Statement of Additional Information for information on how a particular country is assigned.

Security	Country	Trading Currency
Aegean Marine Petroleum Network Inc.	Greece	US dollar
ICON PLC (DR)	Ireland	US dollar

(4)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Bond	6.25%	8/15/23	$36,350,006

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depository Receipt, voting rights may vary.

TOP TEN HOLDINGS - March 31, 2008 (Unaudited)
Company Name	Country	Percentage of Total Net Assets
Psychiatric Solutions, Inc.	United States	2.1%
The GEO Group, Inc.	United States	2.1
ITC Holdings Corp.	United States	2.0
Tessera Technologies, Inc.	United States	2.0
Waste Connections, Inc.	United States	2.0
Hercules Offshore, Inc.	United States	2.0
Actuant Corporation	United States	2.0
AAR CORP.	United States	1.9
The Middleby Corporation	United States	1.9
Kaydon Corporation	United States	1.8

Total		19.8%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

ARTISAN SMALL CAP VALUE FUND

Schedule of Investments – March 31, 2008 (Unaudited)

	Shares Held	Value

COMMON STOCKS - 92.6%

CONSUMER DISCRETIONARY - 11.3%
Automobiles - 0.9%
Thor Industries, Inc.	554,300	$16,501,511

Hotels, Restaurants & Leisure - 0.8%
Gaylord Entertainment Company (1)	202,100	6,121,609
Ruth’s Chris Steak House, Inc.(1)	1,012,400	6,995,684

		13,117,293
Household Durables - 2.6%
Champion Enterprises, Inc.(1)	490,800	4,922,724
Ethan Allen Interiors Inc.	1,404,200	39,921,406

		44,844,130
Leisure Equipment & Products - 0.9%
MarineMax, Inc.(1)(2)	1,216,600	15,158,836

Media - 1.5%
Marvel Entertainment, Inc.(1)	654,700	17,539,413
World Wrestling Entertainment, Inc., Class A	469,200	8,731,812

		26,271,225
Specialty Retail - 4.6%
AnnTaylor Stores Corporation(1)	78,300	1,893,294
bebe stores, inc.	717,600	7,714,200
Chico’s FAS, Inc.(1)	860,900	6,120,999
The Men’s Wearhouse, Inc.	48,500	1,128,595
Rent-A-Center, Inc.(1)(2)	1,568,200	28,776,470
Sonic Automotive, Inc., Class A	719,000	14,775,450
Zale Corporation(1)(2)	1,007,400	19,906,224

		80,315,232
CONSUMER STAPLES - 1.9%
Food Products - 1.9%
Sanderson Farms, Inc.	863,000	32,802,630

ENERGY - 14.7%
Energy Equipment & Services - 7.5%
Cal Dive International, Inc.(1)	1,392,787	14,457,129
Complete Production Services, Inc.(1)	1,126,900	25,851,086
Grey Wolf, Inc.(1)	4,843,700	32,840,286
Parker Drilling Company(1)	2,782,000	17,971,720
RPC Inc.	2,628,100	39,920,839

		131,041,060
Oil, Gas & Consumable Fuels - 7.2%
Cimarex Energy Co.	494,100	27,047,034
Comstock Resources, Inc.(1)	651,200	26,243,360

	Shares Held	Value

ENERGY (CONTINUED)
Oil, Gas & Consumable Fuels (Continued)
Energy Partners, Ltd.(1)	786,420	$7,447,397
Mariner Energy, Inc.(1)	969,197	26,178,011
Rosetta Resources Inc.(1)	968,000	19,040,560
St. Mary Land & Exploration Company	485,000	18,672,500

		124,628,862
FINANCIALS - 8.6%
Diversified Financial Services - 0.9%
PICO Holdings, Inc.(1)	518,600	15,677,278

Insurance - 6.2%
Hilb Rogal & Hobbs Company	1,515,900	47,705,373
Max Capital Group Ltd.	202,900	5,313,951
Stewart Information Services Corporation(2)	1,469,200	41,122,908
Zenith National Insurance Corp.	396,200	14,207,732

		108,349,964
Real Estate Investment Trusts (REITS) - 1.5%
Cousins Properties Incorporated	1,048,500	25,908,435

HEALTHCARE - 6.5%
Health Care Equipment & Supplies - 1.4%
CONMED Corporation(1)	737,800	18,917,192
National Dentex Corporation(1)(2)	396,900	5,116,041

		24,033,233
Health Care Providers & Services - 5.1%
America Service Group Inc.(1)(2)	572,200	3,467,532
AMN Healthcare Services, Inc.(1)(2)	1,923,900	29,666,538
Cross Country Healthcare, Inc.(1)(2)	2,160,000	26,719,200
HealthSpring, Inc.(1)	1,512,400	21,294,592
Medical Staffing Network Holdings, Inc.(1)(2)	1,613,800	7,552,584

		88,700,446
INDUSTRIALS - 13.4%
Commercial Services & Supplies - 6.0%
ABM Industries Incorporated	852,700	19,134,588
Diamond Management & Technology Consultants, Inc.(2)	1,873,400	12,083,430
Hudson Highland Group, Inc.(1)(2)	1,508,000	12,772,760
Kforce Inc.(1)(2)	2,209,000	19,527,560
Korn/Ferry International(1)	1,294,400	21,875,360
School Specialty, Inc.(1)	42,000	1,324,680
Watson Wyatt Worldwide, Inc.	315,700	17,915,975

		104,634,353

	Shares Held	Value

INDUSTRIALS (CONTINUED)
Construction & Engineering - 1.2%
EMCOR Group, Inc.(1)	970,700	$21,559,247

Electrical Equipment - 1.2%
Acuity Brands, Inc.(2)	469,700	20,173,615

Road & Rail - 5.0%
Arkansas Best Corporation	1,038,200	33,077,052
Con-way Inc.	559,900	27,703,852
Heartland Express, Inc.	852,700	12,159,502
Knight Transportation, Inc.	818,600	13,474,156

		86,414,562
Trading Companies & Distributors - 0.0%(3)
Watsco, Inc., Class A	10,600	439,052

INFORMATION TECHNOLOGY - 28.6%
Computers & Peripherals - 2.9%
Imation Corp.	597,000	13,575,780
Intevac, Inc.(1)(2)	1,090,800	14,125,860
Xyratex Ltd(1)	1,273,300	22,843,002

		50,544,642
Electronic Equipment & Instruments - 4.5%
Benchmark Electronics, Inc.(1)	1,332,100	23,911,195
Orbotech, Ltd.(1)(2)(4)	2,517,400	46,169,116
RadiSys Corporation(1)	837,300	8,448,357

		78,528,668
Internet Software & Services - 1.3%
EarthLink, Inc.(1)	3,014,700	22,760,985

IT Services - 6.5%
CACI International Inc(1)	797,000	36,303,350
CIBER, Inc.(1)	1,623,300	7,954,170
MPS Group, Inc.(1)	2,389,900	28,248,618
SI International Inc.(1)(2)	1,020,300	19,579,557
SRA International, Inc., Class A(1)	859,400	20,892,014

		112,977,709
Semiconductors & Semiconductor Equipment - 9.3%
Actel Corporation(1)	981,500	15,026,765
ATMI, Inc.(1)	609,800	16,970,734
Cymer, Inc.(1)	783,700	20,407,548
DSP Group, Inc.(1)	625,400	7,967,596
Entegris, Inc.(1)	2,664,200	19,155,598
LTX Corporation(1)(2)	3,172,400	9,961,336
O2Micro International Limited (DR)(1)(4)	993,000	7,675,890
Rudolph Technologies, Inc.(1)(2)	1,695,200	16,562,104
Silicon Image, Inc.(1)	2,199,200	11,017,992
Standard Microsystems Corporation(1)	421,200	12,290,616

	Shares Held	Value

INFORMATION TECHNOLOGY (CONTINUED)
Semiconductors & Semiconductor Equipment (Continued)
Ultra Clean Holdings, Inc.(1)(2)	1,281,100	$12,554,780
Ultratech, Inc.(1)(2)	1,304,100	12,532,401

		162,123,360
Software - 4.1%
Lawson Software, Inc.(1)	3,926,400	29,565,792
Manhattan Associates, Inc.(1)	1,180,500	27,068,865
MicroStrategy Incorporated, Class A(1)	100,300	7,421,197
TIBCO Software Inc.(1)	757,200	5,406,408
Tyler Technologies, Inc.(1)	173,200	2,421,336

		71,883,598
MATERIALS - 3.7%
Metals & Mining - 3.7%
Quanex Corporation	1,232,875	63,788,953

TELECOMMUNICATION SERVICES - 0.0%(3)
Diversified Telecommunication Services - 0.0%(3)
IDT Corporation	42,100	140,614

UTILITIES - 3.9%
Electrical Utilities - 3.2%
ALLETE, Inc.	692,800	26,755,936
El Paso Electric Company(1)	802,100	17,140,877
UIL Holdings Corporation	401,400	12,094,182

		55,990,995
Gas Utilities - 0.7%
The Laclede Group, Inc.	362,100	12,901,623

Total common stocks (Cost $1,656,936,719)		1,612,212,111
	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 7.6%
Repurchase agreement with Fixed Income Clearing Corporation, 1.10%, dated 3/31/08, due 4/1/08, maturity value $132,178,039(5) (Cost $132,174,000)	$132,174,000	132,174,000

Total investments - 100.2% (Cost $1,789,110,719)		1,744,386,111

Other assets less liabilities - (0.2%)		(3,679,975)

Total net assets - 100.0%(6)		$1,740,706,136

(1)	Non-income producing security.
(2)	Affiliated company as defined by the Investment Company Act of 1940. See Note (6) in Notes to Financial Statements.
(3)	Represents less than 0.1% of total net assets.
(4)	The Fund considers the company to be from outside of the United States. See the Fund’s Statement of Additional Information for information on how a particular country is assigned.

Security	Country	Trading Currency
O2Micro International Limited (DR)	Cayman Islands	US dollar
Orbotech, Ltd.	Israel	US dollar

(5)	Collateralized by:

Issuer	Maturity	Value
U.S. Treasury Bill	9/18/2008	$134,819,610

(6)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depository Receipt, voting rights may vary.

TOP TEN HOLDINGS - March 31, 2008 (Unaudited)
Company Name	Country	Percentage of Total Net Assets
Quanex Corporation	United States	3.7%
Hilb Rogal & Hobbs Company	United States	2.7
Orbotech, Ltd.	Israel	2.7
Stewart Information Services Corporation	United States	2.4
Ethan Allen Interiors Inc.	United States	2.3
RPC Inc.	United States	2.3
CACI International Inc	United States	2.1
Arkansas Best Corporation	United States	1.9
Grey Wolf, Inc.	United States	1.9
Sanderson Farms, Inc.	United States	1.9

Total		23.9%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

[THIS PAGE INTENTIONALLY LEFT BLANK]

ARTISAN FUNDS, INC.

Statements of Assets and Liabilities – March 31, 2008 (Unaudited)

GLOBAL VALUE
ASSETS:
Investments in securities, unaffiliated, at value	$8,967,513
Investments in securities, affiliated, at value	-
Short-term investments (repurchase agreements), at value	660,000

Total investments	9,627,513
Cash	494
Foreign currency	-
Net unrealized gain on foreign currency forward contracts	451
Receivable from investments sold	-
Receivable from fund shares sold	21,000
Dividends and interest receivable	24,391
Receivable from Adviser	51,530
Other assets	-

Total assets	9,725,379

LIABILITIES:
Net unrealized loss on foreign currency forward contracts	-
Payable for investments purchased	277,887
Payable for fund shares redeemed	-
Payable for operating expenses	61,445
Payable for withholding taxes	1,486
Payable for advisory fees	23,229
Payable for deferred directors’ compensation	-

Total liabilities	364,047

Total net assets	$9,361,332

NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$10,018,684
Net unrealized appreciation (depreciation) on investments and foreign currency related transactions	(602,767)
Accumulated undistributed net investment income (loss)	25,809
Accumulated undistributed net realized gains (losses) on investments and foreign currency related transactions	(80,394)

$9,361,332

SUPPLEMENTARY INFORMATION:
Net assets
Investor Shares	$9,361,332
Institutional Shares
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Investor Shares	1,042,835
Institutional Shares
Net asset value, offering price and redemption price per share
Investor Shares	$8.98
Institutional Shares
Cost of securities of unaffiliated issuers held	$10,230,114
Cost of securities of affiliated issuers held	$-
Cost of foreign currency	$-

INTERNATIONAL	INTERNATIONAL SMALL CAP	INTERNATIONAL VALUE

$15,696,872,011	$1,019,497,962	$1,390,985,506
90,954,972	27,129,566	55,171,690
269,773,000	106,342,000	61,261,000

16,057,599,983	1,152,969,528	1,507,418,196
22	165	504
8,641,709	281,753	3
-	9,550	59,874
80,554,742	610,568	10,094,844
29,258,348	1,299,493	4,026,578
33,394,950	4,023,343	7,677,481
-	-	-
176,113	12,505	16,294

16,209,625,867	1,159,206,905	1,529,293,774

84,018	-	-
165,069,553	9,482,769	22,589,072
8,438,928	1,149,842	1,339,496
5,401,335	468,968	709,582
739,965	468,365	389,607
-	-	-
176,113	12,505	16,294

179,909,912	11,582,449	25,044,051

$16,029,715,955	$1,147,624,456	$1,504,249,723

$13,179,396,798	$853,713,770	$1,443,635,912
2,595,328,034	215,355,276	18,674,895
(83,864,445)	(14,902,588)	(12,446,075)
338,855,568	93,457,998	54,384,991

$16,029,715,955	$1,147,624,456	$1,504,249,723

$11,741,351,801	$1,147,624,456	$1,281,569,178
$4,288,364,154		$222,680,545

443,293,808	54,817,278	53,020,717
160,741,897		9,214,499

$26.49	$20.94	$24.17
$26.68		$24.17
$13,352,371,984	$910,761,933	$1,422,157,582
$110,038,880	$26,853,566	$66,535,882
$8,619,142	$281,243	$3

The accompanying notes are an integral part of the financial statements.

ARTISAN FUNDS, INC.

Statements of Assets and Liabilities – March 31, 2008 (Unaudited) (Continued)

MID CAP
ASSETS:
Investments in securities, unaffiliated, at value	$4,728,759,428
Investments in securities, affiliated, at value	81,140,376
Short-term investments (repurchase agreements), at value	227,509,000

Total investments	5,037,408,804
Cash	458
Receivable from investments sold	26,727,000
Receivable from fund shares sold	7,521,734
Dividends and interest receivable	2,048,113
Other assets	68,069

Total assets	5,073,774,178

LIABILITIES:
Payable for investments purchased	55,205,427
Payable for fund shares redeemed	72,396,278
Payable for operating expenses	2,725,869
Payable for deferred directors’ compensation	68,069

Total liabilities	130,395,643

Total net assets	$4,943,378,535

NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$4,443,169,390
Net unrealized appreciation (depreciation) on investments and foreign currency related transactions	266,645,699
Accumulated undistributed net investment income (loss)	(20,917,238)
Accumulated undistributed net realized gains (losses) on investments and foreign currency related transactions	254,480,684

$4,943,378,535

SUPPLEMENTARY INFORMATION:
Net assets
Investor Shares	$4,303,375,257
Institutional Shares	$640,003,278
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Investor Shares	159,832,182
Institutional Shares	23,198,099
Net asset value, offering price and redemption price per share
Investor Shares	$26.92
Institutional Shares	$27.59
Cost of securities of unaffiliated issuers held	$4,674,781,546
Cost of securities of affiliated issuers held	$95,981,559

MID CAP VALUE	OPPORTUNISTIC VALUE	SMALL CAP	SMALL CAP VALUE

$2,457,445,609	$205,828,328	$797,500,807	$1,238,683,259
200,100,052	-	-	373,528,852
240,026,000	32,276,000	35,632,000	132,174,000

2,897,571,661	238,104,328	833,132,807	1,744,386,111
22	540	538	250
38,016,528	303,361	4,686,113	12,441,111
10,187,609	2,983,872	1,743,532	4,388,094
2,014,903	560,845	146,443	513,281
34,828	1,217	14,532	105,865

2,947,825,551	241,954,163	839,723,965	1,761,834,712

35,479,312	2,987,713	6,783,678	18,815,013
3,499,454	96,145	904,236	1,002,515
1,709,726	75,963	619,177	1,287,018
34,828	1,217	14,532	24,030

40,723,320	3,161,038	8,321,623	21,128,576

$2,907,102,231	$238,793,125	$831,402,342	$1,740,706,136

$2,976,348,459	$270,165,698	$903,728,607	$1,847,755,736
(35,713,495)	(21,368,361)	(20,972,501)	(44,724,608)
3,580,037	751,586	(3,121,006)	(830,083)
(37,112,770)	(10,755,798)	(48,232,758)	(61,494,909)

$2,907,102,231	$238,793,125	$831,402,342	$1,740,706,136

$2,907,102,231	$238,793,125	$831,402,342	$1,740,706,136

165,591,720	24,106,112	57,471,232	126,932,469

$17.56	$9.91	$14.47	$13.71

$2,710,707,439	$259,470,908	$854,105,308	$1,324,110,592
$222,577,717	$-	$-	$465,000,127

The accompanying notes are an integral part of the financial statements.

ARTISAN FUNDS, INC.

Statements of Operations – For the Six Months Ended March 31, 2008 (Unaudited)

GLOBAL VALUE(1)
INVESTMENT INCOME:
Dividends, from unaffiliated issuers(2)	$49,829
Dividends, from affiliated issuers(2)	2,390
Interest	6,734

Total investment income	58,953

EXPENSES:
Advisory fees	23,229
Transfer agent fees
Investor Shares	21,464
Institutional Shares
Shareholder communications
Investor Shares	3,025
Institutional Shares
Custodian fees	10,179
Accounting fees	15,127
Professional fees	5,924
Registration fees
Investor Shares	3,744
Institutional Shares
Directors’ fees	1,500
Other operating expenses	482

Total operating expenses before amounts waived or paid by the Adviser and waived by the board of directors	84,674
Less amounts waived or paid by the Adviser and waived by the board of directors	(51,530)

Net expenses	33,144

Net investment income (loss)	25,809

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on:
Investments(2)	(76,056)
Foreign currency related transactions	(4,338)

(80,394)
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments	(602,601)
Foreign currency related transactions	(166)

(602,767)

Net loss on investments and foreign currency related transactions	(683,161)

Net decrease in net assets resulting from operations	$(657,352)

(1)	For the period from commencement of operations (December 10, 2007) through March 31, 2008.

(2) Fund	Net of foreign taxes withheld on dividends, unaffiliated issuers	Net of foreign taxes withheld on dividends, affiliated issuers	Including net realized gain (loss) on investments from affiliated issuers
Global Value	$ 3,662	$ 180	$ -
International	7,943,795	129,739	(13,423,041)
International Small Cap	215,756	329,040	(9,343,122)
International Value	723,074	40,498	12,565,050

INTERNATIONAL	INTERNATIONAL SMALL CAP	INTERNATIONAL VALUE

$112,690,349	$4,631,112	$14,555,890
1,723,678	1,864,559	3,467,059
6,792,310	1,899,523	1,911,061

121,206,337	8,395,194	19,934,010

79,183,223	7,903,390	7,825,974

14,460,081	1,119,250	1,425,671
13,740		9,362

752,298	57,418	236,397
22,925		10,370
3,971,544	349,215	296,303
39,462	29,471	38,469
453,242	44,544	53,883

117,611	33,010	28,457
13,708		13,958
235,857	17,731	22,609
321,991	114,179	41,221

99,585,682	9,668,208	10,002,674
-	-	-

99,585,682	9,668,208	10,002,674

21,620,655	(1,273,014)	9,931,336

596,606,093	104,331,220	68,238,511
(1,522,246)	2,360	346,480

595,083,847	104,333,580	68,584,991

(2,159,265,557)	(232,645,385)	(211,388,452)
219,396	147,622	(120,902)

(2,159,046,161)	(232,497,763)	(211,509,354)

(1,563,962,314)	(128,164,183)	(142,924,363)

$(1,542,341,659)	$(129,437,197)	$(132,993,027)

The accompanying notes are an integral part of the financial statements.

ARTISAN FUNDS, INC.

Statements of Operations – For the Six Months Ended March 31, 2008 (Unaudited) (Continued)

MID CAP
INVESTMENT INCOME:
Dividends, from unaffiliated issuers(1)	$8,277,263
Dividends, from affiliated issuers(1)	-
Interest	5,816,194

Total investment income	14,093,457

EXPENSES:
Advisory fees	26,989,867
Transfer agent fees
Investor Shares	7,086,746
Institutional Shares	11,005
Shareholder communications
Investor Shares	442,429
Institutional Shares	7,361
Custodian fees	62,462
Accounting fees	32,610
Professional fees	101,272
Registration fees
Investor Shares	32,399
Institutional Shares	9,229
Directors’ fees	80,852
Other operating expenses	107,201

Total operating expenses	34,963,433

Net investment income (loss)	(20,869,976)

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on:
Investments(1)	356,901,656
Foreign currency related transactions	638

356,902,294
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments	(1,157,740,421)
Foreign currency related transactions	(227)

(1,157,740,648)

Net (loss) on investments and foreign currency related transactions	(800,838,354)

Net (decrease) in net assets resulting from operations	$(821,708,330)

(1) Fund	Net of foreign taxes withheld on dividends, unaffiliated issuers	Net of foreign taxes withheld on dividends, affiliated issuers	Including net realized (loss) on investments from affiliated issuers
Mid Cap	$ -	$ -	$ (61,663,177)
Mid Cap Value	-	-	(9,105,906)
Opportunistic Value	-	-	-
Small Cap	-	-	(6,934,140)
Small Cap Value	-	-	(75,508,599)

MID CAP VALUE	OPPORTUNISTIC VALUE	SMALL CAP	SMALL CAP VALUE

$18,835,931	$2,054,973	$2,206,705	$6,927,997
423,489	-	-	2,775,704
3,220,339	368,004	826,492	1,044,216

22,479,759	2,422,977	3,033,197	10,747,917

14,359,376	1,080,073	4,899,432	8,832,056

3,846,749	281,498	979,060	2,334,056

372,178	22,221	134,411	195,078

34,374	7,363	18,380	30,190
22,611	19,906	22,361	26,696
55,320	8,830	23,574	42,383

72,034	31,312	27,907	30,781

42,362	3,380	14,328	25,882
63,731	8,355	24,253	43,581

18,868,735	1,462,938	6,143,706	11,560,703

3,611,024	960,039	(3,110,509)	(812,786)

39,060,201	(4,483,645)	(26,665,306)	(19,793,973)
-	19,746	-	-

39,060,201	(4,463,899)	(26,665,306)	(19,793,973)

(324,384,699)	(24,983,018)	(179,313,957)	(132,567,153)
-	(12,848)	-	-

(324,384,699)	(24,995,866)	(179,313,957)	(132,567,153)

(285,324,498)	(29,459,765)	(205,979,263)	(152,361,126)

$(281,713,474)	$(28,499,726)	$(209,089,772)	$(153,173,912)

The accompanying notes are an integral part of the financial statements.

ARTISAN FUNDS, INC.

Statements of Changes in Net Assets

	GLOBAL VALUE	INTERNATIONAL
	Period Ended 3/31/2008(1)	Six Months Ended 3/31/2008(2)	Year Ended 9/30/2007
OPERATIONS:
Net investment income (loss)	$25,809	$21,620,655	$170,443,080
Net realized gain (loss) on:
Investments	(76,056)	596,606,093	2,377,934,207
Foreign currency related transactions	(4,338)	(1,522,246)	(2,590,790)
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments	(602,601)	(2,159,265,557)	1,463,335,658
Foreign currency related transactions	(166)	219,396	(11,135)

Net increase (decrease) in net assets resulting from operations	(657,352)	(1,542,341,659)	4,009,111,020

DISTRIBUTIONS PAID TO SHAREHOLDERS:
Net investment income:
Investor Shares	-	(77,647,652)	(149,579,440)
Institutional Shares		(38,324,885)	(69,406,627)
Net realized gains on investment transactions:
Investor Shares	-	(1,707,284,385)	(800,807,381)
Institutional Shares		(637,085,303)	(332,232,670)

Total distributions paid to shareholders	-	(2,460,342,225)	(1,352,026,118)

FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	10,018,684	2,173,030,663	1,284,431,884

Total increase (decrease) in net assets	9,361,332	(1,829,653,221)	3,941,516,786

Net assets, beginning of period	-	17,859,369,176	13,917,852,390

Net assets, end of period	$9,361,332	$16,029,715,955	$17,859,369,176

Accumulated undistributed net investment income (loss)	$25,809	$(83,864,445)	$10,487,437

(1)	Unaudited. For the period from commencement of operations (December 10, 2007) through March 31, 2008.
(2)	Unaudited.

INTERNATIONAL SMALL CAP		INTERNATIONAL VALUE		MID CAP
Six Months Ended 3/31/2008(2)	Year Ended 9/30/2007	Six Months Ended 3/31/2008(2)	Year Ended 9/30/2007	Six Months Ended 3/31/2008(2)	Year Ended 9/30/2007

$(1,273,014)	$5,151,532	$9,931,336	$25,017,010	$(20,869,976)	$(38,619,173)

104,331,220	177,334,361	68,238,511	123,912,908	356,901,656	1,029,163,034
2,360	(358,707)	346,480	(479,568)	638	-

(232,645,385)	221,183,457	(211,388,452)	54,992,214	(1,157,740,421)	460,018,755
147,622	662,223	(120,902)	90,080	(227)	227

(129,437,197)	403,972,866	(132,993,027)	203,532,644	(821,708,330)	1,450,562,843

(10,029,807)	(29,082,285)	(26,380,830)	(24,384,272)	-	-
		(4,772,228)	(1,768,836)	-	-

(168,397,768)	(156,285,811)	(86,616,796)	(70,469,856)	(883,929,699)	(480,601,368)
		(13,775,532)	(4,994,818)	(121,786,964)	(82,408,794)

(178,427,575)	(185,368,096)	(131,545,386)	(101,617,782)	(1,005,716,663)	(563,010,162)

99,480,666	197,641,908	(44,791,278)	399,089,514	666,073,671	(152,617,669)

(208,384,106)	416,246,678	(309,329,691)	501,004,376	(1,161,351,322)	734,935,012

1,356,008,562	939,761,884	1,813,579,414	1,312,575,038	6,104,729,857	5,369,794,845

$1,147,624,456	$1,356,008,562	$1,504,249,723	$1,813,579,414	$4,943,378,535	$6,104,729,857

$(14,902,588)	$(3,599,767)	$(12,446,075)	$8,775,647	$(20,917,238)	$(47,262)

The accompanying notes are an integral part of the financial statements.

ARTISAN FUNDS, INC.

Statements of Changes in Net Assets (Continued)

	MID CAP VALUE
	Six Months Ended 3/31/2008(1)	Year Ended 9/30/2007
OPERATIONS:
Net investment income (loss)	$3,611,024	$13,008,457
Net realized gain (loss) on:
Investments	39,060,201	317,739,061
Foreign currency related transactions	-	-
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments	(324,384,699)	85,514,899
Foreign currency related transactions	-	-

Net increase (decrease) in net assets resulting from operations	(281,713,474)	416,262,417

DISTRIBUTIONS PAID TO SHAREHOLDERS:
Net investment income:
Investor Shares	(12,115,617)	(7,420,350)
Net realized gains on investment transactions:
Investor Shares	(350,592,517)	(156,158,979)

Total distributions paid to shareholders	(362,708,134)	(163,579,329)

FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	130,774,155	524,744,904

Total increase (decrease) in net assets	(513,647,453)	777,427,992

Net assets, beginning of period	3,420,749,684	2,643,321,692

Net assets, end of period	$2,907,102,231	$3,420,749,684

Accumulated undistributed net investment income (loss)	$3,580,037	$12,084,630

(1)	Unaudited.

OPPORTUNISTIC VALUE		SMALL CAP		SMALL CAP VALUE
Six Months Ended 3/31/2008(1)	Year Ended 9/30/2007	Six Months Ended 3/31/2008(1)	Year Ended 9/30/2007	Six Months Ended 3/31/2008(1)	Year Ended 9/30/2007

$960,039	$2,939,253	$(3,110,509)	$(8,568,183)	$(812,786)	$(770,350)

(4,483,645)	13,870,866	(26,665,306)	109,659,733	(19,793,973)	343,307,580
19,746	11,094	-	-	-	-

(24,983,018)	1,188,389	(179,313,957)	79,718,569	(132,567,153)	(189,772,843)
(12,848)	11,587	-	-	-	-

(28,499,726)	18,021,189	(209,089,772)	180,810,119	(153,173,912)	152,764,387

(2,875,226)	(262,233)	-	-	-	-

(18,663,451)	(938,254)	(103,275,284)	(24,611,864)	(339,487,445)	(264,220,232)

(21,538,677)	(1,200,487)	(103,275,284)	(24,611,864)	(339,487,445)	(264,220,232)

10,171,989	186,882,742	(7,740,024)	(268,510,179)	82,128,232	223,212,983

(39,866,414)	203,703,444	(320,105,080)	(112,311,924)	(410,533,125)	111,757,138

278,659,539	74,956,095	1,151,507,422	1,263,819,346	2,151,239,261	2,039,482,123

$238,793,125	$278,659,539	$831,402,342	$1,151,507,422	$1,740,706,136	$2,151,239,261

$751,586	$2,666,773	$(3,121,006)	$(10,497)	$(830,083)	$(17,297)

The accompanying notes are an integral part of the financial statements.

ARTISAN FUNDS, INC.

Financial Highlights – For a share outstanding throughout each period

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of a Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).

Year or Period Ended		Net Asset Value Beginning of Period	Net Investment Income (Loss)(1)		Net Realized and Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains

ARTISAN GLOBAL VALUE FUND
Investor Shares
3/31/2008	(5)	$10.00	$0.03		$(1.05)	$(1.02)	$-	$-

ARTISAN INTERNATIONAL FUND
Investor Shares
3/31/2008	(6)	$33.75	$0.03		$(2.62)	$(2.59)	$(0.20)	$(4.47)
9/30/2007		28.75	0.31		7.45	7.76	(0.43)	(2.33)
9/30/2006		24.40	0.18		4.58	4.76	(0.41)	-
9/30/2005		19.33	0.21		4.98	5.19	(0.12)	-
9/30/2004		16.54	0.12		2.85	2.97	(0.18)	-
9/30/2003	(7)	15.63	0.02		0.89	0.91	-	-
6/30/2003		18.15	0.20		(2.62)	(2.42)	(0.10)	-
Institutional Shares
3/31/2008	(6)	$33.99	$0.06		$(2.63)	$(2.57)	$(0.27)	$(4.47)
9/30/2007		28.92	0.37		7.52	7.89	(0.49)	(2.33)
9/30/2006		24.54	0.22		4.62	4.84	(0.46)	-
9/30/2005		19.44	0.25		5.01	5.26	(0.16)	-
9/30/2004		16.63	0.16		2.86	3.02	(0.21)	-
9/30/2003	(7)	15.71	0.03		0.89	0.92	-	-
6/30/2003		18.24	0.25		(2.65)	(2.40)	(0.13)	-

ARTISAN INTERNATIONAL SMALL CAP FUND
Investor Shares
3/31/2008	(6)	$26.96	$(0.02)		$(2.37)	$(2.39)	$(0.20)	$(3.43)
9/30/2007		22.77	0.11		8.54	8.65	(0.70)	(3.76)
9/30/2006		20.86	0.09		3.90	3.99	(0.20)	(1.88)
9/30/2005		16.40	0.19		6.16	6.35	(0.12)	(1.77)
9/30/2004		13.84	0.15		2.93	3.08	(0.03)	(0.49)
9/30/2003	(7)	12.10	-	(8)	1.74	1.74	-	-
6/30/2003		10.50	0.03		1.59	1.62	-	(0.02)

(1)	Computed based on average shares outstanding.
(2)	Periods less than twelve months (where applicable) are not annualized.
(3)	Periods less than twelve months (where applicable) are annualized.
(4)

The ratios of expenses to average net assets and net investment income (loss) to average net assets exclude expenses waived or paid by the Adviser and waived by the board of directors. Absent expenses waived or paid by the Adviser and waived by the board of directors, the ratios of expenses to average net assets and net investment income (loss) to average net assets would have been as follows:

	Year or Period Ended	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets
Global Value Investor Shares	3/31/2008	3.65%	(1.11)%
International Investor Shares	9/30/2003	1.23	0.49

Total Distributions	Net Asset Value End of Period	Total Return(2)	Net Assets End of Period (millions)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)

$-	$8.98	(10.20)%	$9.4	1.43%	1.11%	13.42%

$(4.67)	$26.49	(8.82)%	$11,741.4	1.22%	0.19%	27.67%
(2.76)	33.75	28.69	12,810.0	1.21	1.01	66.30
(0.41)	28.75	19.84	9,801.9	1.20	0.66	57.80
(0.12)	24.40	26.97	7,686.9	1.19	0.94	56.15
(0.18)	19.33	18.04	6,130.2	1.22	0.64	54.96
-	16.54	5.82	5,544.7	1.23	0.49	15.23
(0.10)	15.63	(13.30)	5,182.8	1.20	1.35	37.13

$(4.74)	$26.68	(8.72)%	$4,288.4	0.98%	0.42%	27.67%
(2.82)	33.99	28.99	5,049.3	0.98	1.22	66.30
(0.46)	28.92	20.07	4,116.0	1.00	0.82	57.80
(0.16)	24.54	27.21	3,988.1	0.99	1.11	56.15
(0.21)	19.44	18.31	3,622.1	1.01	0.85	54.96
-	16.63	5.86	3,354.7	1.00	0.73	15.23
(0.13)	15.71	(13.09)	2,975.0	1.01	1.68	37.13

$(3.63)	$20.94	(9.73)%	$1,147.6	1.53%	(0.20)%	27.63%
(4.46)	26.96	43.10	1,356.0	1.52	0.45	49.85
(2.08)	22.77	21.63	939.8	1.53	0.41	62.21
(1.89)	20.86	42.13	781.1	1.53	1.03	57.25
(0.52)	16.40	22.66	515.0	1.57	0.95	81.03
-	13.84	14.46	391.3	1.68	0.06	13.28
(0.02)	12.10	15.53	238.6	1.77	0.28	62.79

(4)	(continued)

	Year or Period Ended	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets
International Institutional Shares	9/30/2003	1.00%	0.73%
International Small Cap Investor Shares	9/30/2003	1.69	0.05

(5)	Unaudited. For the period from commencement of operations (December 10, 2007) through March 31, 2008.
(6)	Unaudited. For the six months ended March 31, 2008.
(7)	For the period from July 1, 2003 to September 30, 2003. Artisan Funds changed its fiscal year-end from June 30 to September 30 effective September 30, 2003.
(8)	Amount is between $0.005 and $(0.005) per share.

The accompanying notes are an integral part of the financial statements

ARTISAN FUNDS, INC.

Financial Highlights – For a share outstanding throughout each period (Continued)

Year or Period Ended		Net Asset Value Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments		Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains

ARTISAN INTERNATIONAL VALUE FUND
Investor Shares
3/31/2008	(5)	$28.49	$0.15	$(2.29)		$(2.14)	$(0.51)	$(1.67)
9/30/2007		26.71	0.38	3.12		3.50	(0.44)	(1.28)
9/30/2006		22.38	0.53	4.87		5.40	(0.47)	(0.60)
9/30/2005		18.54	0.28	3.88		4.16	(0.11)	(0.21)
9/30/2004		14.32	0.28	4.33		4.61	(0.09)	(0.30)
9/30/2003	(6)	13.01	0.02	1.29		1.31	-	-
6/30/2003	(7)	10.00	0.09	2.92		3.01	-	-
Institutional Shares
3/31/2008	(5)	$28.53	$0.19	$(2.30)		$(2.11)	$(0.58)	$(1.67)
9/30/2007		26.71	0.41	3.14		3.55	(0.45)	(1.28)

ARTISAN MID CAP FUND
Investor Shares
3/31/2008	(5)	$37.06	$(0.12)	$(4.12)		$(4.24)	$-	$(5.90)
9/30/2007		31.77	(0.24)	9.00		8.76	-	(3.47)
9/30/2006		30.84	(0.17)	2.43		2.26	-	(1.33)
9/30/2005		26.13	(0.18)	4.89		4.71	-	-
9/30/2004		23.11	(0.20)	3.22		3.02	-	-
9/30/2003	(6)	21.81	(0.05)	1.35		1.30	-	-
6/30/2003		22.13	(0.11)	(0.21	)(8)	(0.32)	-	-
Institutional Shares
3/31/2008	(5)	$37.78	$(0.08)	$(4.21)		$(4.29)	$-	$(5.90)
9/30/2007		32.24	(0.16)	9.17		9.01	-	(3.47)
9/30/2006		31.21	(0.10)	2.46		2.36	-	(1.33)
9/30/2005		26.38	(0.12)	4.95		4.83	-	-
9/30/2004		23.28	(0.14)	3.24		3.10	-	-
9/30/2003	(6)	21.96	(0.03)	1.35		1.32	-	-
6/30/2003		22.24	(0.07)	(0.21	)(8)	(0.28)	-	-

ARTISAN MID CAP VALUE FUND
Investor Shares
3/31/2008	(5)	$21.70	$0.02	$(1.75)		$(1.73)	$(0.08)	$(2.33)
9/30/2007		19.87	0.09	2.98		3.07	(0.06)	(1.18)
9/30/2006		19.60	0.06	1.04		1.10	(0.01)	(0.82)
9/30/2005		15.55	(0.01)	4.36		4.35	- (9)	(0.30)
9/30/2004		12.22	0.10	3.47		3.57	-	(0.24)
9/30/2003	(6)	11.64	(0.01)	0.59		0.58	-	-
6/30/2003		10.82	(0.03)	0.85		0.82	-	-

(1)	Computed based on average shares outstanding.
(2)	Periods less than twelve months (where applicable) are not annualized.
(3)	Periods less than twelve months (where applicable) are annualized.
(4)

The ratios of expenses to average net assets and net investment income (loss) to average net assets exclude expenses waived or paid by the Adviser and waived by the board of directors. Absent expenses waived or paid by the Adviser and waived by the board of directors, the ratios of expenses to average net assets and net investment income (loss) to average net assets would have been as follows:

	Year or Period Ended	Ratio of Expenses to Average Net Assets	Ratio of Net Investment (Loss) to Average Net Assets
International Value Investor Shares	9/30/2003	2.80%	(0.34)%
	6/30/2003	5.02%	(1.43)%

Total Distributions	Net Asset Value End of Period	Total Return(2)	Net Assets End of Period (millions)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)

$(2.18)	$24.17	(7.77)%	$1,281.6	1.26%	1.18%	27.03%
(1.72)	28.49	13.28	1,594.7	1.23	1.34	45.60
(1.07)	26.71	25.38	1,312.6	1.25	2.18	42.52
(0.32)	22.38	22.71	601.2	1.31	1.33	53.15
(0.39)	18.54	32.81	217.5	1.56	1.61	14.66
-	14.32	10.07	23.6	2.00	0.46	9.30
-	13.01	30.10	16.3	2.45	1.14	17.42

$(2.25)	$24.17	(7.65)%	$222.7	1.04%	1.47%	27.03%
(1.73)	28.53	13.48	218.9	1.06	1.47	45.60

$(5.90)	$26.92	(13.32)%	$4,303.4	1.25%	(0.76)%	45.82%
(3.47)	37.06	29.83	5,319.3	1.22	(0.73)	71.04
(1.33)	31.77	7.42	4,571.9	1.18	(0.55)	73.59
-	30.84	18.06	4,874.0	1.18	(0.63)	83.00
-	26.13	13.02	4,042.7	1.19	(0.77)	101.09
-	23.11	6.01	2,583.2	1.20	(0.81)	26.52
-	21.81	(1.45)	2,286.6	1.20	(0.56)	102.85

$(5.90)	$27.59	(13.17)%	$640.0	0.95%	(0.47)%	45.82%
(3.47)	37.78	30.17	785.4	0.95	(0.47)	71.04
(1.33)	32.24	7.66	797.9	0.95	(0.31)	73.59
-	31.21	18.35	981.3	0.95	(0.40)	83.00
-	26.38	13.27	1,036.0	0.96	(0.54)	101.09
-	23.28	6.06	929.6	0.98	(0.59)	26.52
-	21.96	(1.26)	829.0	1.00	(0.36)	102.85

$(2.41)	$17.56	(8.29)%	$2,907.1	1.24%	0.24%	32.32%
(1.24)	21.70	15.88	3,420.7	1.20	0.41	53.62
(0.83)	19.87	5.87	2,643.3	1.20	0.33	47.73
(0.30)	19.60	28.42	2,771.2	1.22	(0.04)	51.60
(0.24)	15.55	29.60	312.3	1.39	0.73	53.79
-	12.22	4.98	77.4	1.59	(0.31)	11.90
-	11.64	7.58	64.5	1.78	(0.34)	45.55

(4)	(continued)

	Year or Period Ended	Ratio of Expenses to Average Net Assets	Ratio of Net Investment (Loss) to Average Net Assets
Mid Cap Investor Shares	9/30/2003	1.20%	(0.81)%
Mid Cap Institutional Shares	9/30/2003	0.98%	(0.59)%
Mid Cap Value Investor Shares	9/30/2003	1.63%	(0.35)%

(5)	Unaudited. For the six months ended March 31, 2008.
(6)	For the period from July 1, 2003 to September 30, 2003. Artisan Funds changed its fiscal year-end from June 30 to September 30 effective September 30, 2003.
(7)	For the period from commencement of operations (September 23, 2002) through June 30, 2003.
(8)	The amount shown may not correlate with the aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of fund shares.
(9)	Amount is between $0.005 and $(0.005) per share.

The accompanying notes are an integral part of the financial statements.

ARTISAN FUNDS, INC.

Financial Highlights – For a share outstanding throughout each period (Continued)

Year or Period Ended		Net Asset Value Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains

ARTISAN OPPORTUNISTIC VALUE FUND
Investor Shares
3/31/2008	(5)	$12.22	$0.04	$(1.33)	$(1.29)	$(0.14)	$(0.88)
9/30/2007		10.41	0.20	1.73	1.93	(0.03)	(0.09)
9/30/2006	(6)	10.00	0.03	0.38	0.41	-	-

ARTISAN SMALL CAP FUND
Investor Shares
3/31/2008	(5)	$19.89	$(0.05)	$(3.52)	$(3.57)	$-	$(1.85)
9/30/2007		17.51	(0.13)	2.87	2.74	-	(0.36)
9/30/2006		17.95	(0.13)	0.26	0.13	-	(0.57)
9/30/2005		15.12	(0.13)	3.49	3.36	-	(0.53)
9/30/2004		12.53	(0.14)	2.73	2.59	-	-
9/30/2003	(7)	11.90	(0.04)	0.67	0.63	-	-
6/30/2003		11.99	(0.10)	0.07 (8)	(0.03)	-	(0.06)

ARTISAN SMALL CAP VALUE FUND
Investor Shares
3/31/2008	(5)	$18.13	$(0.01)	$(1.32)	$(1.33)	$-	$(3.09)
9/30/2007		19.17	(0.01)	1.44	1.43	-	(2.47)
9/30/2006		19.51	(0.02)	2.00	1.98	-	(2.32)
9/30/2005		17.63	(0.03)	3.69	3.66	-	(1.78)
9/30/2004		13.67	(0.03)	4.19	4.16	-	(0.20)
9/30/2003	(7)	13.15	(0.01)	0.53	0.52	-	-
6/30/2003		13.48	(0.03)	0.20	0.17	-	(0.50)

(1)	Computed based on average shares outstanding.
(2)	Periods less than twelve months (where applicable) are not annualized.
(3)	Periods less than twelve months (where applicable) are annualized.
(4)

The ratios of expenses to average net assets and net investment income (loss) to average net assets exclude expenses waived or paid by the Adviser and waived by the board of directors. Absent expenses waived or paid by the Adviser and waived by the board of directors, the ratios of expenses to average net assets and net investment income (loss) to average net assets would have been as follows:

	Year or Period Ended	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets
Opportunistic Value Investor Shares	9/30/2006	1.64%	0.39%
Small Cap Investor Shares	9/30/2003	1.46%	(1.18)%
Small Cap Value Investor Shares	9/30/2003	1.20%	(0.41)%

Total Distributions	Net Asset Value End of Period	Total Return(2)	Net Assets End of Period (millions)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)

$(1.02)	$9.91	(10.92)%	$238.8	1.22%	0.80%	39.45%
(0.12)	12.22	18.65	278.7	1.24	1.71	50.79
-	10.41	4.10	75.0	1.49	0.55	34.07

$(1.85)	$14.47	(19.16)%	$831.4	1.23%	(0.62)%	47.01%
(0.36)	19.89	15.84	1,151.5	1.18	(0.70)	74.32
(0.57)	17.51	0.74	1,263.8	1.15	(0.70)	101.98
(0.53)	17.95	22.64	1,103.3	1.18	(0.80)	78.60
-	15.12	20.67	239.6	1.27	(0.95)	119.40
-	12.53	5.29	127.9	1.44	(1.16)	30.18
(0.06)	11.90	(0.11)	116.0	1.39	(0.98)	127.41

$(3.09)	$13.71	(7.26)%	$1,740.7	1.25%	(0.09)%	33.47%
(2.47)	18.13	7.48	2,151.2	1.19	(0.03)	72.38
(2.32)	19.17	11.40	2,039.5	1.17	(0.09)	58.88
(1.78)	19.51	22.42	1,720.9	1.18	(0.16)	56.03
(0.20)	17.63	30.76	1,192.8	1.18	(0.17)	41.31
-	13.67	3.95	775.2	1.20	(0.40)	12.20
(0.50)	13.15	1.90	702.5	1.21	(0.21)	49.57

(5)	Unaudited. For the six months ended March 31, 2008.
(6)	For the period from commencement of operations (March 27, 2006) through September 30, 2006.
(7)	For the period from July 1, 2003 to September 30, 2003. Artisan Funds changed its fiscal year-end from June 30 to September 30 effective September 30, 2003.
(8)	The amount shown may not correlate with the aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of fund shares.

The accompanying notes are an integral part of the financial statements.

ARTISAN FUNDS, INC.

Notes to Financial Statements – March 31, 2008 (Unaudited)

(1)	Organization:

Artisan Funds, Inc. (“Artisan Funds”) was incorporated on January 5, 1995, as a Wisconsin corporation and is registered under the Investment Company Act of 1940, as amended. Artisan Funds is a series comprised of ten open-end, diversified mutual funds. The following funds (each a “Fund” and collectively the “Funds”) are covered by this report:

Fund Name	Inception Date
Artisan Global Value Fund (“Global Value Fund” or “Global Value”)	December 10, 2007
Artisan International Fund (“International Fund” or “International”)	December 28, 1995
Artisan International Small Cap Fund (“International Small Cap Fund” or “International Small Cap”)	December 21, 2001
Artisan International Value Fund (“International Value Fund” or “International Value”)	September 23, 2002
Artisan Mid Cap Fund (“Mid Cap Fund” or “Mid Cap”)	June 27, 1997
Artisan Mid Cap Value Fund (“Mid Cap Value Fund” or “Mid Cap Value”)	March 28, 2001
Artisan Opportunistic Value Fund (“Opportunistic Value Fund” or “Opportunistic Value”)	March 27, 2006
Artisan Small Cap Fund (“Small Cap Fund” or “Small Cap”)	March 28, 1995
Artisan Small Cap Value Fund (“Small Cap Value Fund” or “Small Cap Value”)	September 29, 1997

Each Fund’s investment objective is to seek long-term capital growth. Each Fund has offered shares of capital stock of the class designated Investor Shares since the commencement of its operations. International Fund, International Value Fund and Mid Cap Fund began offering Institutional Shares on July 1, 1997, October 1, 2006 and July 1, 2000, respectively. Institutional Shares are sold to institutional investors meeting certain minimum investment requirements.

Each class of shares has equal rights with respect to portfolio assets and voting privileges. Each class has exclusive voting rights with respect to any matters involving only that class.

Income, expenses not specific to either class and realized and unrealized gains and losses were allocated daily to each class of shares based upon the relative net asset value of outstanding shares. Expenses attributable to a particular class of shares, such as transfer agency fees, shareholder communication expenses and registration fees, were allocated directly to that class.

Artisan Emerging Markets Fund (which commenced operations on June 26, 2006), also a series of Artisan Funds, Inc., offered only Institutional Shares during the period covered by this report. The financial statements of Artisan Emerging Markets Fund have been presented in a separate report.

(2)	Summary of significant accounting policies:

The following is a summary of significant accounting policies of the Funds in effect during the period covered by the financial statements, which were in accordance with United States generally accepted accounting principles.

(a)	Security valuation – The net asset value (“NAV”) of the shares of each class of each Fund was determined as of the close of regular session trading on the New York Stock

NOTES TO FINANCIAL STATEMENTS

Exchange (“NYSE”) (usually 4:00 p.m., Eastern Time, but sometimes earlier) each day the NYSE was open for regular session trading. The NAV of each class of shares was determined by dividing the value of each Fund’s securities and other assets attributed to that class, less its liabilities attributed to that class, by the number of outstanding shares of that class of that Fund.

In determining NAV, each equity security traded on a securities exchange, including the Nasdaq Stock Market and over-the-counter securities, was valued at the closing price as of the time of valuation on the exchange or market designated by the Fund’s accounting agent or pricing vendor as the principal exchange (the “principal exchange”). The closing price provided by the pricing vendor for a principal exchange may differ from the price quoted elsewhere and may represent information such as last sales price, an official closing price, a closing auction price or other information, depending on exchange or market convention. Absent closing price information from the principal exchange as of the time of valuation, the security was valued using the closing price on another exchange on which the security traded (if such price is made available by the pricing vendor) or the most recent bid quotation on the principal exchange or, if not available, another exchange or in the over-the-counter market, except that securities listed on the London Stock Exchange were valued at the mean of the most recent bid and asked quotations as of the time of valuation. Short-term investments, other than repurchase agreements, maturing within sixty days from the valuation date were valued at amortized cost, which approximates market value.

Equity-linked securities, such as participation certificates, that provide economic exposure to an underlying security without a direct investment in such security, will be valued as if the portfolio owned the underlying security upon which the value of the equity-linked security is based.

Securities for which prices were not readily available were valued by Artisan Funds’ valuation committee (the “valuation committee”) at a fair value determined in good faith under procedures established by and under the general supervision of Artisan Funds’ board of directors (the “board of directors”). A price was considered to be not readily available if, among other things, the valuation committee believed that the price determined as described in the preceding paragraph did not reflect a fair value of the security.

Global Value Fund, International Fund, International Small Cap Fund and International Value Fund generally invested a significant portion, and perhaps as much as substantially all, of their total assets in securities principally traded in markets outside the U.S. Each of the other Funds had the ability to invest, and one Fund did invest, in securities principally traded outside the U.S. The foreign markets in which the Funds invested were sometimes open on days when the NYSE was not open and the Funds did not calculate their NAVs, and sometimes were not open on days when the Funds did calculate their NAVs. Even on days on which both the foreign market and the NYSE were open, several hours may have passed between the time when trading in the foreign market closed and the time as of which the Funds calculate their NAVs. That was generally the case for markets in Europe, Asia, Australia and other far eastern markets; the regular closing time of foreign markets in North and South America was generally the same as the closing time of the NYSE and the time as of which the Funds calculated their NAVs.

NOTES TO FINANCIAL STATEMENTS

The valuation committee concluded that a price determined under the Funds’ valuation procedures was not readily available if, among other things, the valuation committee believed that the value of the security might have been materially affected by events occurring after the close of the market in which the security was principally traded but before the time for determination of NAV (“subsequent event”). A subsequent event might include a company-specific development (for example, announcement of a merger that is made after the close of the foreign market), a development that might affect an entire market or region (for example, imposition of foreign exchange controls by a foreign government), a potentially global development (such as a terrorist attack that may be expected to have an impact on investor expectations worldwide) or a significant change in one or more U.S. securities indexes. Artisan Funds monitored for subsequent events using several tools. An indication by any of those tools of a potential material change in the value of securities resulted in either a meeting of the valuation committee, which considered whether a subsequent event had occurred and whether local market closing prices continued to represent fair values for potentially affected non-U.S. securities, and/or a valuation based on information provided by a third party research service. This third party research service was used to assist in determining estimates of fair values for foreign securities. That service utilized statistical data based on historical performance of securities, markets and other data in developing factors used to estimate a fair value.

Estimates of fair values utilized by the Funds as described above may differ from the value realized on the subsequent sale of those securities and from quoted or published prices for those securities. The differences may have been material to the NAV of the applicable Fund or to the information presented.

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social, and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions.

(b)	Income taxes – No provision was made for federal income taxes or excise taxes since each Fund intends to (i) comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and (ii) distribute to its shareholders substantially all of its taxable income as well as net realized gains from the sale of investment securities. The Funds may utilize earnings and profits distributed to shareholders on redemptions of Fund shares as part of the dividends paid deduction.

The Funds may be subject to taxes on realized gains from the sale of investment securities imposed by certain countries in which the Funds invest. The Funds recorded the foreign tax expense, if any, on an accrual basis. The taxes were included in “Payable for withholding taxes” on the accompanying Statements of Assets and Liabilities.

(c)	Portfolio transactions – In determining a Fund’s NAV, security transactions and shareholder transactions were accounted for no later than one business day after trade date, in accordance with applicable law. However, for financial reporting purposes, security transactions and shareholder transactions were recorded on trade date in accordance with U.S. generally accepted accounting principles. Net realized gains and losses on securities were computed on specific security lot identification.

NOTES TO FINANCIAL STATEMENTS

(d)	Foreign currency translation – Values of foreign investments, open foreign currency forward contracts, payables for capital gains taxes and cash denominated in foreign currencies were translated into U.S. dollars using a spot market rate of exchange as of the time of determination of each Fund’s NAV on the day of valuation. Payables and receivables for securities transactions, dividend and reclaim receivables and other receivables and payables denominated in a foreign currency were translated into U.S. dollars using a spot market rate of exchange as of 12:00 p.m. (Eastern Time) on the day of valuation. Purchases and sales of investments and dividend and interest income were translated into U.S. dollars using a spot market rate of exchange as of 12:00 p.m. (Eastern Time) on the date of such transactions. The portion of security gains or losses resulting from changes in foreign exchange rates was included with net realized and unrealized gain or loss from investments, as appropriate, for both financial reporting and tax purposes.

The Funds may enter into foreign currency forward contracts to hedge the foreign currency exposure on open payables and receivables. Foreign currency forward contracts, if any, were recorded at market value and any related realized and unrealized gains and losses were reported as foreign currency related transactions for financial reporting purposes. These foreign currency forward contracts, or spot contracts, generally settle within two business days. For tax purposes, these foreign exchange gains and losses were treated as ordinary income or loss. The Funds could be exposed to loss if the counterparties fail to perform under these contracts.

Other foreign currency related transaction gains and losses may result from currency gains and losses realized from the difference between the amounts of dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. The net increase (decrease) in unrealized appreciation or depreciation on foreign currency related transactions arose from changes in the values of assets and liabilities, other than investments in securities, resulting from changes in foreign exchange rates.

(e)	Repurchase agreements – Each Fund may enter into repurchase agreements with institutions that Artisan Partners Limited Partnership (“the Adviser”) determined were creditworthy pursuant to criteria adopted by the board of directors. Repurchase agreements were recorded at cost plus accrued interest and were collateralized in an amount greater than or equal to the repurchase price plus accrued interest. Collateral was held by the Funds’ custodian and in the event of default on the obligation of the counterparty to repurchase, the Funds had the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the proceeds from any sale of such collateral were less than the repurchase price, the Fund would have suffered a loss.

(f)	Depository receipts – Each of the Funds may invest in depository receipts. Depository receipts are typically issued by a financial institution (a “depository”), evidencing ownership interests in a security issued by an issuer and deposited with the depository.

(g)

Securities lending – Each of the Funds may enter into securities lending transactions secured by collateral in the form of U.S. Government securities at least equal to, at all times, the fair value of the securities loaned. When securities are on loan, the Fund does not receive dividends on the securities loaned, but receives compensation from the borrower in lieu of such dividends. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the applicable

NOTES TO FINANCIAL STATEMENTS

Fund. In entering into securities lending arrangements, the Fund takes the risk that the borrower may not provide additional collateral when required or return the securities when due or, if the borrower defaults, the Fund may experience delays in selling collateral or the collateral may not be sufficient to cover the value of securities lent. The Funds had no securities on loan during the six months ended March 31, 2008.

(h)	Transfer agent fees – Each Fund paid fees to, and reimbursed expenses of, the Funds’ transfer agent. In addition, the Funds have authorized certain financial services companies, broker-dealers, banks or other authorized agents, and in some cases, other organizations designated by an authorized agent (with their designees, collectively “authorized agents”) to accept purchase, exchange and redemption orders for Investor Shares on the Funds’ behalf. Many authorized agents charged a fee for accounting and shareholder services that the agent provided to Fund shareholders on the Fund’s behalf. Those services typically included recordkeeping, transaction processing for shareholders’ accounts and other services. The fee was either based on the number of accounts to which the intermediary provided such services, or a percentage, as of March 31, 2008, up to 0.40% annually of the average value of Fund shares held in such accounts. Each Fund paid a portion of such fees, which are intended to compensate the authorized agent for its provision of services of the type that would be provided by the Funds’ transfer agent or other service providers if the shares were registered on the books of the Funds’ transfer agent. The balance of the fees incurred was paid by the Adviser. The Funds’ expenses incurred for services provided by authorized agents were included in “Transfer agent fees” in the Statements of Operations. The table below shows the fees and expenses to the Funds’ transfer agent and the fees to authorized agents incurred by each class of each Fund during the six months ended March 31, 2008:

	Six Months Ended 3/31/2008
Fund	Fees and Expenses to Transfer Agent	Fees to Authorized Agents	Total
Global Value - Investor Shares(1)	$15,518	$5,946	$21,464
International - Investor Shares	351,574	14,108,507	14,460,081
International - Institutional Shares	13,740	-	13,740
International Small Cap - Investor Shares	53,344	1,065,906	1,119,250
International Value - Investor Shares	83,767	1,341,904	1,425,671
International Value - Institutional Shares	9,362	-	9,362
Mid Cap - Investor Shares	119,620	6,967,126	7,086,746
Mid Cap - Institutional Shares	11,005	-	11,005
Mid Cap Value - Investor Shares	194,454	3,652,295	3,846,749
Opportunistic Value - Investor Shares	43,096	238,402	281,498
Small Cap - Investor Shares	90,290	888,770	979,060
Small Cap Value - Investor Shares	60,875	2,273,181	2,334,056

(1)For the period from commencement of operations (December 10, 2007) through March 31, 2008.

NOTES TO FINANCIAL STATEMENTS

(i)	Commission recapture – Each of the Funds had the ability to direct portfolio trades to various brokers that have agreed to rebate a portion of the commissions generated. Such cash rebates were made directly to the applicable Fund and were included in net realized gain or loss on investments in the Statements of Operations as follows:

Global Value	$-	(1)
International	-
International Small Cap	4,774
International Value	-
Mid Cap	317,270
Mid Cap Value	165,679
Opportunistic Value	5,512
Small Cap	89,329
Small Cap Value	157,738

(1)	For the period from commencement of operations (December 10, 2007) through March 31, 2008.

(j)	Use of estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

(k)	Indemnifications – In the normal course of business, the Funds have entered into contracts in which the Funds agree to indemnify the other party or parties against various potential costs or liabilities. The Funds’ maximum exposure under these arrangements is unknown. No claim had been made for indemnification pursuant to any such agreement of the Funds.

(l)	Other – Dividend income less foreign taxes withheld, if any, was generally recorded on the ex-dividend date. In some cases, the information was not available to the Fund on the ex-dividend date. In such cases, which may have included private placements and foreign securities, dividends were recorded as soon after the ex-dividend date as reliable information became available to the Funds. Non-cash dividends included in dividend income, if any, were generally recorded at the fair market value of securities received. Interest income was reported on the accrual basis. Distributions to shareholders were recorded on the ex-dividend date. Expenses attributable to Artisan Funds were generally allocated to each Fund based on net assets. However, other expense allocation methodologies were used, depending on the nature of the expense item. Expenses attributable to a particular Fund or class were allocated directly to that Fund or class.

The character of income and net realized gains and losses may differ in some instances for financial statement and tax purposes and may result in reclassification of permanent differences among certain capital accounts to more appropriately conform financial accounting to tax characterizations of dividend and capital gain distributions.

Global Value Fund, International Fund, International Small Cap Fund and International Value Fund generally imposed a 2% redemption fee on shares held 90 days or less. Those redemption fees were recorded as a reduction in the cost of shares redeemed and had the primary effect of increasing paid-in capital. Each Fund reserved the right to waive or reduce the 2% redemption fee on shares held 90 days or less at its discretion when the Fund believed such waiver was in the best interests of the Fund, including but not limited to when it determined that imposition of the redemption fee was not necessary to protect

NOTES TO FINANCIAL STATEMENTS

the Fund from the effects of short-term trading. The Funds waived the fee on redemption of shares held by certain authorized agents or other Fund intermediaries.

(3)	Transactions with affiliates:

The Adviser, with which the officers and a director of Artisan Funds were affiliated, provided investment advisory and administrative services to the Funds. In exchange for those services, each Fund (with the exception of Global Value Fund, International Fund, International Small Cap Fund and Opportunistic Value Fund) paid a monthly management fee to the Adviser as follows:

Average Daily Net Assets	Annual Rate
Less than $500 million	1.000%
$500 million to $750 million	0.975
$750 million to $1 billion	0.950
Greater than $1 billion	0.925

Global Value Fund paid a monthly management fee to the Adviser as follows:

Average Daily Net Assets	Annual Rate
Less than $1 billion	1.000%
$1 billion to $4 billion	0.975
$4 billion to $8 billion	0.950
$8 billion to $12 billion	0.925
Greater than $12 billion	0.900

International Fund paid a monthly management fee to the Adviser as follows:

Average Daily Net Assets	Annual Rate
Less than $500 million	1.000%
$500 million to $750 million	0.975
$750 million to $1 billion	0.950
$1 billion to $12 billion	0.925
Greater than $12 billion	0.900

International Small Cap Fund paid a monthly management fee to the Adviser at an annual rate of 1.250% of average daily net assets.

Opportunistic Value Fund paid a monthly management fee to the Adviser as follows:

Average Daily Net Assets	Annual Rate
Less than $1 billion	0.900%
$1 billion to $4 billion	0.875
$4 billion to $8 billion	0.850
$8 billion to $12 billion	0.825
Greater than $12 billion	0.800

The Adviser has voluntarily undertaken to reimburse Global Value Fund for any ordinary operating expenses in excess of 1.50% of average daily net assets, annually.

The officers and director of Artisan Funds who are affiliated with the Adviser receive no compensation from the Funds.

NOTES TO FINANCIAL STATEMENTS

Prior to January 1, 2008, each director who was not an interested person of Artisan Funds or the Adviser received an annual retainer of $150,000, payable quarterly, as well as reimbursement of expenses related to his duties as a director of Artisan Funds. In addition, the non-interested chair of the board of directors received an additional annual retainer of $60,000, payable quarterly, and each chair of a board committee who was a non-interested director received an additional annual retainer of $30,000, payable quarterly. Effective January 1, 2008, each director who is not an interested person of Artisan Funds or the Adviser received an annual retainer of $160,000, payable quarterly, due to the commencement of operations of Global Value Fund. The other additional annual retainer fees were unchanged. These fees were generally allocated to each of the Artisan Funds based on net assets, subject to a minimum allocation of $1,500 to each Fund per quarter. Directors fees for Global Value Fund have been waived through September 30, 2008.

Artisan Funds has adopted a deferred compensation plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Funds. For purposes of determining the amount owed to the directors under the plan, deferred amounts were invested in shares of the Artisan Funds as selected by the individual directors. Each Fund purchased shares of the Artisan Funds selected for deferral by the director in amounts equal to his investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets were included as a component of “Other assets” on the Statement of Assets and Liabilities. Deferral of directors’ fees under the plan did not affect the net assets of the Funds, and did not materially affect the Funds’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the plan.

Shares of Artisan Funds were offered for sale by Artisan Distributors LLC (“Distributors”). Distributors is wholly owned by the Adviser. All distribution expenses relating to the Funds were paid by the Adviser.

(4)	Line of credit arrangement:

Artisan Funds is party to a line of credit agreement with State Street Bank and Trust Company, which expires August 2008, under which each Fund may borrow up to the lesser of (a) $75 million or (b) the lesser of (i) 10% of its total assets (after giving effect to the loan) or (ii) the maximum amount the Fund may have borrowed under the Investment Company Act of 1940, the limitations included in the Fund’s prospectus, or any limit or restriction under any law or regulation to which the Fund was subject or any agreement to which the Fund or Artisan Funds is a party; provided that the aggregate borrowings by all Artisan Funds may not exceed $100 million. Artisan Funds paid a commitment fee at the annual rate of 0.10% on the unused portion of the line of credit. Interest on any borrowings accrues at the current Federal Funds rate plus 0.50%. The use of the line of credit was generally restricted to temporary borrowing for extraordinary or emergency purposes. During the six months ended March 31, 2008, the Funds did not have any borrowings under the line of credit.

NOTES TO FINANCIAL STATEMENTS

(5)	Investment transactions:

The cost of securities purchased and the proceeds from the sale of securities (excluding short-term securities) for the six months ended March 31, 2008 were as follows:

Fund	Security Purchases	Security Sales
Global Value(1)	$10,677,245	$1,031,075
International	4,756,117,081	4,699,151,311
International Small Cap	321,853,622	384,449,665
International Value	418,777,675	531,551,345
Mid Cap	2,525,865,303	2,705,337,995
Mid Cap Value	935,173,688	1,173,203,903
Opportunistic Value	87,515,158	119,156,117
Small Cap	451,436,401	551,855,901
Small Cap Value	599,950,199	926,379,672

(1)	For the period from commencement of operations (December 10, 2007) through March 31, 2008.

(6)	Transactions in securities of affiliates:

The table below shows information about securities of the Funds’ “affiliates” (as defined below) that were held by the Funds, purchased or sold by the Funds, or from which dividends were received by the Funds during the six months ended March 31, 2008. The Funds identify a company as an affiliate for the purpose of this report if one or more of the Funds owned, in the aggregate, voting securities that it believed represented 5% or more of that company’s outstanding voting securities (as defined by the Investment Company Act of 1940) during the six months ended March 31, 2008.

		As of 9/30/2007					As of 3/31/2008
Fund	Security	Share Balance	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividend Income(1)	Share Balance	Value
Global Value(2)	Credit Saison Co., Ltd.(3)(4)	-	$257,488	$-	$-	$2,390	9,100	$253,792
	Total(5)		$257,488	$-	$-	$2,390		$-
International
	Credit Saison Co., Ltd.(3)	8,625,200	$-	$70,396,844	$(13,423,041)	$1,723,678	6,562,750	$183,030,146
	Shanghai Electric Group Company Limited, H Shares(4)	-	110,038,880	-	-	-	150,931,921	90,954,972
	Total(5)		$110,038,880	$70,396,844	$(13,423,041)	$1,723,678		$90,954,972
International Small Cap
	CDNetworks Co., Ltd.(3)(6)	533,656	$-	$17,320,963	$(9,343,122)	$-	-	$-
	Spazio Investment NV	1,718,422	-	-	-	1,864,559	1,718,422	27,129,566
	Total(5)		$-	$17,320,963	$(9,343,122)	$1,864,559		$27,129,566
International Value
	Benfield Group Plc	11,229,422	$2,102,651	$3,275,522	$(477,755)	$2,929,016	11,164,335	$55,171,690
	Credit Saison Co., Ltd.(3)	2,009,500	12,453,714	11,142,957	1,836,908	538,043	2,048,550	57,132,514

See notes on page 72.

NOTES TO FINANCIAL STATEMENTS

		As of 9/30/2007					As of 3/31/2008
Fund	Security	Share Balance	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividend Income(1)	Share Balance	Value
	Pfeiffer Vacuum Technology AG(3)	499,995	-	2,921,112	1,633,393	-	443,001	40,781,273
	SurfControl PLC(3)(6)	1,622,708	-	13,618,504	9,572,504	-	-	-
	Total(5)		$14,556,365	$30,958,095	$12,565,050	$3,467,059		$55,171,690
Mid Cap
	Chico’s FAS, Inc.(3)(6)	5,456,168	$2,547,668	$118,980,294	$(61,355,627)	$-	-	$-
	Intermec, Inc.(6)	3,770,200	1,932,091	4,199,733	(307,550)	-	3,656,619	81,140,376
	Total(5)		$4,479,759	$123,180,027	$(61,663,177)	$-		$81,140,376
Mid Cap Value
	Acuity Brands, Inc.(4)	-	$97,575,449	$3,495,285	$(76,959)	$423,489	2,065,900	$88,730,405
	Benchmark Electronics, Inc.(3)(4)(6)	2,045,800	7,939,587	21,906,882	(3,929,250)	-	1,423,400	25,550,030
	Chico’s FAS, Inc.(3)(6)	3,359,400	3,230,775	4,177,928	(2,134,131)	-	3,427,200	24,367,392
	Rent-A-Center, Inc.(6)	3,768,900	-	2,618,873	(1,425,789)	-	3,675,700	67,449,095
	Zale Corporation(6)	2,323,600	-	2,992,036	(1,539,777)	-	2,222,700	43,920,552
	Total(5)		$108,745,811	$35,191,004	$(9,105,906)	$423,489		$200,100,052
Opportunistic Value
	Chico’s FAS, Inc.(3)(6)	260,400	$193,656	$-	$-	$-	284,400	$2,022,084
	Total(5)		$193,656	$-	$-	$-		$-
Small Cap
	DSP Group, Inc.(3)(4)(6)	763,600	$471,743	$16,728,651	$(6,934,140)	$-	-	$-
	Total(5)		$471,743	$16,728,651	$(6,934,140)	$-		$-
Small Cap Value
	Acuity Brands, Inc.(4)	-	$19,249,621	$145,010	$(1,602)	$57,005	469,700	$20,173,615
	America Service Group Inc.(6)	603,600	390,835	1,784,761	(1,216,251)	-	572,200	3,467,532
	AMN Healthcare Services, Inc.(6)	2,114,100	-	4,313,995	(1,248,817)	-	1,923,900	29,666,538
	Benchmark Electronics, Inc.(3)(4)(6)	1,183,900	7,605,172	4,433,205	(1,030,958)	-	1,332,100	23,911,195
	Celadon Group, Inc.(3)(6)	1,304,800	-	21,340,969	(12,687,690)	-	-	-
	Chico’s FAS, Inc.(3)(4)(6)	-	9,583,996	774,016	(162,384)	-	860,900	6,120,999
	Commercial Vehicle Group, Inc(3)(6)	1,253,500	-	24,460,780	(11,987,391)	-	-	-
	Cross Country Healthcare, Inc.(6)	2,363,300	-	3,694,632	(1,067,125)	-	2,160,000	26,719,200
	Diamond Management & Technology Consultants, Inc.(4)	1,107,900	7,719,900	1,810,715	(822,919)	625,555	1,873,400	12,083,430
	DSP Group, Inc.(3)(4)(6)	634,900	851,403	1,770,432	(678,610)	-	625,400	7,967,596
	Ethan Allen Interiors Inc.(3)	1,554,100	1,003,838	6,857,821	(1,541,143)	641,498	1,404,200	39,921,406
	Gevity HR, Inc.(3)	1,428,600	-	30,568,505	(20,671,081)	240,021	-	-
	Hudson Highland Group, Inc.(4)(6)	797,500	7,584,857	1,644,962	(794,945)	-	1,508,000	12,772,760
	Intevac, Inc.(6)	1,121,800	2,326,743	3,553,957	(1,193,008)	-	1,090,800	14,125,860

See notes on page 72.

NOTES TO FINANCIAL STATEMENTS

		As of 9/30/2007					As of 3/31/2008
Fund	Security	Share Balance	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividend Income(1)	Share Balance	Value
	Kforce Inc.(4)(6)	978,900	15,951,866	2,421,591	(900,368)	-	2,209,000	19,527,560
	LTX Corporation(6)	3,758,100	-	3,276,121	(1,734,670)	-	3,172,400	9,961,336
	MarineMax, Inc.(6)	1,231,200	1,043,010	2,312,591	(1,006,266)	-	1,216,600	15,158,836
	Medical Staffing Network Holdings, Inc.(6)	1,639,200	-	210,612	(74,236)	-	1,613,800	7,552,584
	National Dentex Corporation(6)	413,500	-	381,278	(137,055)	-	396,900	5,116,041
	Orbotech, Ltd.(6)	2,537,400	2,321,664	4,285,955	(1,519,634)	-	2,517,400	46,169,116
	Rent-A-Center, Inc.(6)	1,821,100	-	6,766,214	(2,953,352)	-	1,568,200	28,776,470
	Rudolph Technologies, Inc.(4)(6)	516,700	16,339,964	1,827,257	(426,869)	-	1,695,200	16,562,104
	SI International Inc.(6)	1,127,900	527,912	4,294,080	(927,662)	-	1,020,300	19,579,557
	Stewart Information Services Corporation	1,615,500	-	6,930,729	(3,254,771)	1,211,625	1,469,200	41,122,908
	Ultra Clean Holdings, Inc.(4)(6)	-	17,434,608	1,433,482	(291,222)	-	1,281,100	12,554,780
	Ultratech, Inc.(4)(6)	915,600	5,278,074	1,919,749	(298,221)	-	1,304,100	12,532,401
	Xyratex Ltd(3)(4)(6)	1,400,700	1,225,699	4,308,791	(1,359,806)	-	1,273,300	22,843,002
	Zale Corporation(6)	1,586,600	636,861	15,530,989	(5,520,543)	-	1,007,400	19,906,224
	Total(5)		$117,076,023	$163,053,199	$(75,508,599)	$2,775,704		$373,528,852

(1)	Net of foreign taxes withheld, if any.
(2)	For the period from commencement of operations (December 10, 2007) through March 31, 2008.
(3)	Issuer was no longer an affiliate as of March 31, 2008.
(4)	Issuer was not an affiliate as of September 30, 2007.
(5)	Total value as of 3/31/2008 is presented for only those issuers that were affiliates as of March 31, 2008.
(6)	Non-income producing security.

(7)	Information for Federal income tax purposes:

For Federal income tax purposes, the cost of investments, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) on investments as of March 31, 2008 were as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation) on Investments
Global Value	$10,300,011	$145,909	$(818,407)	$(672,498)
International	13,479,516,002	3,251,412,325	(673,328,344)	2,578,083,981
International Small Cap	938,093,217	287,517,604	(72,641,293)	214,876,311
International Value	1,508,594,222	152,728,851	(153,904,877)	(1,176,026)
Mid Cap	4,784,979,715	619,552,539	(367,123,450)	252,429,089
Mid Cap Value	2,937,181,055	236,867,304	(276,476,698)	(39,609,394)
Opportunistic Value	260,224,292	7,292,932	(29,412,896)	(22,119,964)
Small Cap	864,593,463	88,713,008	(120,173,664)	(31,460,656)
Small Cap Value	1,800,338,030	157,725,792	(213,677,711)	(55,951,919)

NOTES TO FINANCIAL STATEMENTS

The difference between cost of investments for financial reporting and cost of investments for Federal income tax purposes was due primarily to timing differences in recognizing certain gains and losses on security transactions (e.g., wash sale loss deferrals and passive foreign investment company transactions).

The tax characterization of ordinary income dividends and long-term capital gain distributions paid during the six months ended March 31, 2008 and the year ended September 30, 2007 were as follows:

	Six Months Ended 3/31/2008				Year Ended 9/30/2007
Fund	Ordinary Income Dividends		Long-Term Capital Gain Distributions		Ordinary Income Dividends	Long-Term Capital Gain Distributions
Global Value	$-	(1)	$-	(1)
International	115,972,537		2,344,369,688		$218,986,067	$1,133,040,051
International Small Cap	35,072,446		143,355,129		50,533,801	134,834,295
International Value	31,153,058		100,392,328		58,575,572	43,042,210
Mid Cap	147,256,217		858,460,446		26,122,960	536,887,202
Mid Cap Value	133,648,047		229,060,087		80,938,738	82,640,591
Opportunistic Value	17,623,518		3,915,159		1,200,487	–
Small Cap	30,610,417		72,664,867		16,675,263	7,936,601
Small Cap Value	101,945,017		237,542,428		86,156,248	178,063,984

(1)	For the period from commencement of operations (December 10, 2007) through March 31, 2008.

Ordinary income dividends and long-term capital gain distributions were determined in accordance with income tax regulations that may differ from U.S. generally accepted accounting principles. These differences were due to differing treatments for items such as net short-term gains, wash sale loss deferrals, passive foreign investment company transactions, foreign currency transactions, net investment losses and capital loss carryovers. Gains on redemptions-in-kind for Mid Cap Fund of $75,771,221 were included in net realized gain (loss) on investments in the Statement of Operations for the six months ended March 31, 2008, and will not be recognized for Federal income tax purposes. Gains on redemptions-in-kind for International Fund of $35,567,720 were included in net realized gain (loss) on investments in the Statement of Operations for the year ended September 30, 2007, and were not recognized for Federal income tax purposes.

Additional tax information as of September 30, 2007 follows:

	As of 9/30/2007
	Undistributed Ordinary Income	Undistributed Long-Term Gain
International	$336,661,151	$1,873,782,840
International Small Cap	35,065,422	132,680,297
International Value	70,480,050	48,165,232
Mid Cap	122,223,261	790,504,849
Mid Cap Value	103,639,587	184,183,080
Opportunistic	14,096,405	1,282,561
Small Cap	30,606,515	56,803,730
Small Cap Value	87,316,036	211,162,435

As of September 30, 2007, none of the Funds had capital loss carryovers.

NOTES TO FINANCIAL STATEMENTS

(8)	Fund share activities:

Capital share transactions for the Funds were as follows:

	GLOBAL VALUE	INTERNATIONAL		INTERNATIONAL SMALL CAP
Six Months ended March 31, 2008	Investor Shares(1)	Investor Shares	Institutional Shares	Investor Shares
Proceeds from shares issued	$10,184,212	$1,625,094,748	$81,180,021	$168,056,090
Net asset value of shares issued in reinvestment of dividends and distributions	-	1,711,689,209	659,043,481	168,476,300
Cost of shares redeemed(2)	(165,528)	(1,485,740,090)	(418,236,706)	(237,051,724)

Net increase (decrease) from fund share transactions	$10,018,684	$1,851,043,867	$321,986,796	$99,480,666

Shares sold	1,061,287	55,149,872	2,894,232	7,332,991
Shares issued in reinvestment of dividends and distributions	-	59,207,513	22,647,542	7,514,554
Shares redeemed	(18,452)	(50,648,028)	(13,365,048)	(10,318,528)

Net increase (decrease) in capital shares	1,042,835	63,709,357	12,176,726	4,529,017

		INTERNATIONAL		INTERNATIONAL SMALL CAP
Year ended September 30, 2007		Investor Shares	Institutional Shares	Investor Shares
Net asset value of shares transferred
Proceeds from shares issued		$2,337,197,971	$345,075,492	$252,969,681
Net asset value of shares issued in reinvestment of dividends and distributions		914,418,120	375,581,486	175,371,857
Cost of shares redeemed(2)		(2,130,141,244)	(557,699,941)	(230,699,630)

Net increase (decrease) from fund share transactions		$1,121,474,847	$162,957,037	$197,641,908

Shares transferred
Shares sold		76,830,902	11,130,276	10,654,264
Shares issued in reinvestment of dividends and distributions		31,850,161	13,013,912	8,191,119
Shares redeemed		(70,075,745)	(17,906,695)	(9,835,896)

Net increase (decrease) in capital shares		38,605,318	6,237,493	9,009,487

(1)	For the period from commencement of operations (December 10, 2007) through March 31, 2008.
(2)	Net of redemption fees of:

Fund	3/31/2008		9/30/2007
Global Value - Investor Shares	$74	(1)
International - Investor Shares	645,703		$645,159
International - Institutional Shares	230,802		282,110
International Small Cap - Investor Shares	54,514		20,881
International Value - Investor Shares	38,353		345,305
International Value - Institutional Shares	5,968		25,764

NOTES TO FINANCIAL STATEMENTS

INTERNATIONAL VALUE		MID CAP		MID CAP VALUE	OPPORTUNISTIC VALUE	SMALL CAP	SMALL CAP VALUE
Investor Shares	Institutional Shares	Investor Shares	Institutional Shares	Investor Shares	Investor Shares	Investor Shares	Investor Shares
$172,290,413	$26,715,000	$715,155,727	$9,229,496	$505,353,486	$65,930,239	$69,923,089	$172,892,939
98,499,399	15,729,244	874,718,712	120,999,695	353,880,574	21,453,072	88,840,327	336,773,337
(356,045,284)	(1,980,050)	(1,002,060,206)	(51,969,753)	(728,459,905)	(77,211,322)	(166,503,440)	(427,538,044)

$(85,255,472)	$40,464,194	$587,814,233	$78,259,438	$130,774,155	$10,171,989	$(7,740,024)	$82,128,232

6,775,669	984,691	21,631,811	284,627	27,350,798	6,342,872	4,204,683	11,934,586
3,939,976	629,926	28,651,121	3,870,751	19,573,041	2,084,847	5,335,755	24,653,978
(13,667,220)	(73,756)	(33,983,412)	(1,749,079)	(38,996,019)	(7,117,957)	(9,963,069)	(28,285,580)

(2,951,575)	1,540,861	16,299,520	2,406,299	7,927,820	1,309,762	(422,631)	8,302,984

INTERNATIONAL VALUE		MID CAP		MID CAP VALUE	OPPORTUNISTIC VALUE	SMALL CAP	SMALL CAP VALUE
Investor Shares	Institutional Shares	Investor Shares	Institutional Shares	Investor Shares	Investor Shares	Investor Shares	Investor Shares
$(78,194,778)	$78,194,778
957,403,055	142,979,398	$876,970,575	$29,536,850	$1,046,343,046	$237,762,506	$172,716,388	$431,174,415
88,578,891	6,278,901	474,031,867	81,886,968	157,266,155	1,195,855	20,175,067	261,614,625
(783,018,312)	(13,132,419)	(1,365,376,527)	(249,667,402)	(678,864,297)	(52,075,619)	(461,401,634)	(469,576,057)

$184,768,856	$214,320,658	$(14,374,085)	$(138,243,584)	$524,744,904	$186,882,742	$(268,510,179)	$223,212,983

(2,927,547)	2,927,547
34,002,714	4,976,598	25,859,207	865,002	48,644,407	19,849,521	9,186,678	22,800,221
3,182,856	225,616	15,430,725	2,620,383	7,766,230	107,251	1,113,414	14,477,843
(27,424,433)	(456,122)	(41,649,602)	(7,437,100)	(31,795,526)	(4,363,409)	(24,580,898)	(25,022,187)

6,833,590	7,673,639	(359,670)	(3,951,715)	24,615,111	15,593,363	(14,280,806)	12,255,877

NOTES TO FINANCIAL STATEMENTS

(9)	Litigation:

Artisan Funds and the Adviser are defendants in a lawsuit in the Circuit Court of the Third Judicial Circuit, Madison County, Illinois that seeks certification of a plaintiff class consisting of all persons in the United States who held shares in International Fund for a period of more than 14 days during the five years prior to the filing of the lawsuit in September 2003. The suit seeks compensatory and punitive damages under state law, as well as interest, costs and attorney’s fees. The lawsuit alleges, in summary, that Artisan Funds and the Adviser exposed long-term International Fund shareholders to trading by market timers by allegedly (a) failing to properly evaluate daily whether a significant event affecting the value of International Fund’s securities had occurred after foreign markets had closed but before the calculation of the Fund’s NAV; (b) failing to implement the Fund’s portfolio valuation and share pricing policies and procedures; (c) allowing portfolio valuation and share policies and procedures that benefited market timers at the expense of long-term shareholders; and (d) failing to know and implement applicable rules and regulations concerning the calculation of NAV.

Artisan Funds and the Adviser removed the lawsuit from state court to federal district court in October 2003. The federal district court ordered the case remanded to Illinois state court. Artisan Funds and the Adviser then appealed the remand order to the United States Court of Appeals for the Seventh Circuit and, on April 5, 2005, the Court of Appeals ruled in favor of Artisan Funds and the Adviser. As a result, the action was dismissed with prejudice in May 2005. The plaintiff subsequently sought and was granted review by the United States Supreme Court on the question of whether the Court of Appeals had jurisdiction to hear the appeal. On June 15, 2006, the United States Supreme Court ruled that the Court of Appeals had lacked jurisdiction to hear the appeal of Artisan Funds and the Adviser, vacated the judgment of the Court of Appeals and remanded the case to the Court of Appeals with instructions to dismiss the appeal for lack of jurisdiction. On October 16, 2006, the Court of Appeals dismissed the appeal and remanded the case to Illinois state court. Artisan Funds and the Adviser again removed the action from Illinois state court to federal court, but on July 17, 2007, the federal district court again remanded the case to Illinois state court. Artisan Funds and the Adviser intend to continue to defend the lawsuit rigorously.

Certain legal fees incurred by Artisan Funds in defense of the lawsuit have been allocated to International Fund and were included in professional fees in the Statements of Operations. As of the date of this report, Artisan Funds does not believe that the action described herein will have a material effect on the financial condition or results of operations of any Fund.

(10)	Recent Accounting Pronouncements:

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. Management has evaluated the implications of FIN 48 for all open tax years, and has determined there is no impact to the Funds’ financial statements.

In September 2006, FASB issued Statement on Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The Funds will adopt FAS 157 effective October 1, 2008. As of March 31, 2008, the Funds did not believe the adoption of FAS 157 would impact the amounts reported in the financial statements, however, additional disclosures would be required about the information used to develop the measurements of fair value and the effect of certain of the measurements reported in the statement of operations for a fiscal period.

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

As a shareholder of Artisan Funds, you may incur transaction costs, including redemption fees, and you will incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2007 to March 31, 2008.

Actual Expenses

The first line under the name of each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the name of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line below each Fund’s name in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio for the six months ended March 31, 2008 and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/2007	Ending Account Value 3/31/2008	Expenses Paid During Period 10/1/2007-3/31/2008(1)
Artisan Global Value Fund - Investor Shares(2)
Actual	$1,000.00	$898.00	$4.15
Hypothetical (5% return before expenses)	$1,000.00	$1,010.92	$4.40
Artisan International Fund - Investor Shares
Actual	$1,000.00	$911.77	$5.83
Hypothetical (5% return before expenses)	$1,000.00	$1,018.90	$6.16
Artisan International Fund - Institutional Shares
Actual	$1,000.00	$912.76	$4.69
Hypothetical (5% return before expenses)	$1,000.00	$1,020.10	$4.95

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

	Beginning Account Value 10/1/2007	Ending Account Value 3/31/2008	Expenses Paid During Period 10/1/2007-3/31/2008(1)
Artisan International Small Cap Fund - Investor Shares
Actual	$1,000.00	$902.74	$7.28
Hypothetical (5% return before expenses)	$1,000.00	$1,017.35	$7.72
Artisan International Value Fund - Investor Shares
Actual	$1,000.00	$922.29	$6.06
Hypothetical (5% return before expenses)	$1,000.00	$1,018.70	$6.36
Artisan International Value Fund - Institutional Shares
Actual	$1,000.00	$923.46	$5.00
Hypothetical (5% return before expenses)	$1,000.00	$1,019.80	$5.25
Artisan Mid Cap Fund - Investor Shares
Actual	$1,000.00	$866.75	$5.83
Hypothetical (5% return before expenses)	$1,000.00	$1,018.75	$6.31
Artisan Mid Cap Fund - Institutional Shares
Actual	$1,000.00	$868.33	$4.44
Hypothetical (5% return before expenses)	$1,000.00	$1,020.25	$4.80
Artisan Mid Cap Value Fund - Investor Shares
Actual	$1,000.00	$917.08	$5.94
Hypothetical (5% return before expenses)	$1,000.00	$1,018.80	$6.26
Artisan Opportunistic Value Fund - Investor Shares
Actual	$1,000.00	$890.79	$5.77
Hypothetical (5% return before expenses)	$1,000.00	$1,018.90	$6.16
Artisan Small Cap Fund - Investor Shares
Actual	$1,000.00	$808.42	$5.56
Hypothetical (5% return before expenses)	$1,000.00	$1,018.85	$6.21
Artisan Small Cap Value Fund - Investor Shares
Actual	$1,000.00	$927.43	$6.02
Hypothetical (5% return before expenses)	$1,000.00	$1,018.75	$6.31

(1)

Expenses are equal to the Fund’s ratio of expenses to average net assets for the six-month period ended March 31, 2008 (shown below), multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

(2)

The account value and the expenses paid for Global Value Fund have been presented for the period from commencement of operations (December 10, 2007) through March 31, 2008. Assuming a six month period, the actual account value as of March 31, 2008 and the expenses paid during period 10/1/2007- 3/31/2008 would have been as follows:

	Beginning Account value 10/1/2007	Ending Account Value 3/31/2008	Expenses Paid During Period 10/1/2007-3/31/2008
Artisan Global Value Fund
Actual	$1,000.00	$898.00	$6.79
Hypothetical (5% return before expenses)	$1,000.00	$1,017.85	$7.21

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

Fund	Annualized Ratio of Expenses to Average Net Assets for the Six-Month Period Ended March 31, 2008
Artisan Global Value Fund - Investor Shares(1)(2)	1.43%
Artisan International Fund - Investor Shares	1.22%
Artisan International Fund - Institutional Shares	0.98%
Artisan International Small Cap Fund - Investor Shares	1.53%
Artisan International Value Fund - Investor Shares	1.26%
Artisan International Value Fund - Institutional Shares	1.04%
Artisan Mid Cap Fund - Investor Shares	1.25%
Artisan Mid Cap Fund - Institutional Shares	0.95%
Artisan Mid Cap Value Fund - Investor Shares	1.24%
Artisan Opportunistic Value Fund - Investor Shares	1.22%
Artisan Small Cap Fund - Investor Shares	1.23%
Artisan Small Cap Value Fund - Investor Shares	1.25%

(1)	For the period from commencement of operations (December 10, 2007) through March 31, 2008.
(2)	The annualized ratio of expenses to average net assets excludes expenses waived or paid by the Adviser or the board of directors.

FACTORS CONSIDERED IN RENEWING THE FUNDS’ ADVISORY AGREEMENTS

Artisan Partners Limited Partnership (“Artisan Partners”) is responsible for management of the Funds’ investment portfolios and for overall management of the Funds’ business and affairs pursuant to Investment Advisory Agreements dated December 28, 1995, as amended May 10, 2006 (Emerging Markets Fund); February 9, 2006 (Opportunistic Value Fund); November 17, 2005 (International Fund); August 9, 2002 (International Value Fund); November 7, 2001 (International Small Cap Fund); January 25, 2001 (Mid Cap Value Fund); April 10, 1997 (Mid Cap Fund); August 20, 1997 (Small Cap Value Fund) (the “Advisory Agreements”); and March 27, 1995 (Small Cap Fund). The advisory agreement for Global Value Fund dated August 9, 2007, continues through November 30, 2008, and so was not considered at the meetings described below. Artisan Partners is a Delaware limited partnership, the sole general partner of which is Artisan Investment Corporation. Artisan Investment Corporation was incorporated on December 7, 1994 for the sole purpose of acting as general partner of Artisan Partners. Artisan Investment Corporation is owned by ZFIC, Inc., a Wisconsin Corporation, which is controlled by Mr. Ziegler and Ms. Ziegler, who together own 100% of its voting stock. The principal address of Artisan Partners is 875 E. Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202. Artisan Partners also has offices at 100 Pine Street, Suite 2950, San Francisco, California 94111; One Maritime Plaza, Suite 1450, San Francisco, California 94111; Five Concourse Parkway NE, Suite 2120, Atlanta, Georgia 30328; 1350 Avenue of Americas, Suite 3005, New York, New York 10019; and 800 Delaware Avenue, Suite 800, Wilmington, Delaware 19801.

The Advisory Agreement for each Fund may be continued from year to year only so long as the continuance is approved annually (a) by the vote of a majority of the directors of Artisan Funds who are not “interested persons” of Artisan Funds or Artisan Partners cast in person at a meeting called for the purpose of voting on such approval, and (b) by the board of directors or by the vote of a majority (as defined in the 1940 Act) of the outstanding shares of the Fund. Each Advisory Agreement provides that Artisan Partners shall not be liable for any loss suffered by a Fund or its shareholders as a consequence of any act or omission in connection with investment advisory or portfolio services under the agreement, except by reason of willful misfeasance, bad faith, or gross negligence on the part of Artisan Partners in the performance of its duties or from reckless disregard by Artisan Partners of its obligations and duties under the Advisory Agreement. Each Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

The directors of Artisan Funds held a special meeting of the board on November 1, 2007 (the “November Special Meeting”), at which meeting they gave preliminary consideration to information bearing on the continuation of each Advisory Agreement for the period from December 1, 2007 through November 30, 2008. The primary purpose of the November Special Meeting was to ensure that the directors had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary to their deliberations, without undue time constraints.

The independent directors of Artisan Funds next met in executive session on November 15, 2007 with their independent counsel to further consider the matters reviewed at the November Special Meeting and to reach certain conclusions in connection with the review and approval of the Advisory Agreements. The full board then met at a regular meeting on November 16, 2007, at which time they approved the continuation of each Advisory Agreement from December 1, 2007 to November 30, 2008.

FACTORS CONSIDERED IN RENEWING THE FUNDS’ ADVISORY AGREEMENTS

Prior to the November Special Meeting, independent counsel to the independent directors sent to Artisan Partners a request for information to be provided to the directors in connection with their consideration of the continuation of the Advisory Agreements. Artisan Partners provided materials to the directors that included responses to that request, other information Artisan Partners believed was useful in evaluating the continuation of the Advisory Agreements and extensive reports prepared by Lipper Inc. (“Lipper”), an independent source of investment company data, relating to each Fund’s performance and expenses compared to the performance and expenses of a relatively small peer group and a larger peer universe of funds determined by Lipper to be comparable. Artisan Partners also provided additional reports prepared by Lipper comparing certain of the Funds’ performance and expenses to different peer groups and peer universes that Artisan Partners believed were more appropriate for comparative purposes than the peer groups and peer universes selected by Lipper. The directors also received and reviewed a memorandum from their independent counsel regarding the directors’ responsibilities in evaluating the Funds’ investment advisory agreements.

In evaluating the Advisory Agreements, the directors reviewed the available information and discussed with representatives of Artisan Partners each Fund’s operations, the nature, extent and quality of the advisory and other services provided by Artisan Partners to the Funds, the overall expense ratios of each class of shares of the Funds, and economies of scale and other benefits derived by Artisan Partners from its relationship with the Funds. In addition to the third party reports by Lipper and the memorandum from independent counsel, the directors reviewed information provided prior to and presented at the November Special Meeting concerning the following:

•

The terms of each Advisory Agreement, including: a list of services performed by Artisan Partners; Artisan Partners’ responsibility for making investment decisions and for observing investment objectives, policies and restrictions of each Artisan Fund; Artisan Partners’ standard of care; and termination provisions;

•

Artisan Partners’ personnel and operations, including: the education, experience and number of Artisan Partners’ investment personnel; Artisan Partners’ assessment of its ability to attract and retain capable investment and business professionals through compensation programs and equity participation and recent hiring and retention information; Artisan Partners’ research and decision-making processes, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the Funds; policies relating to the assignment of Artisan Partners’ personnel to the various Funds’ portfolios; the compensation of Artisan Partners’ personnel with primary responsibility for managing the Funds; the time and attention of Artisan Partners’ personnel devoted to the Funds; and the adequacy and sophistication of Artisan Partners’ technology and systems with respect to investment and administrative matters;

•

Each Fund’s short- and long-term investment performance, including a comparison for various time periods with (1) other Artisan Partners client accounts managed in the same investment strategy, (2) other mutual funds having similar investment objectives, and (3) appropriate market indices;

•

Potential for conflicts of interest between the Funds and Artisan Partners and circumstances and actions addressing or bearing on potential conflicts of interest, including: the type and number of other clients served by Artisan Partners in each of its investment strategies; the

FACTORS CONSIDERED IN RENEWING THE FUNDS’ ADVISORY AGREEMENTS

basis of sharing personnel, services, research and advice among clients; the basis of decisions by Artisan Partners to buy or sell securities for the Funds and other clients where the same security might be bought or sold for a number of clients; Artisan Partners’ methodology of allocating investment opportunities, including initial public offerings, among the Funds and other clients; potential advantages and disadvantages in having an investment adviser that has other clients; Artisan Partners’ own investments and possible conflicts with the Funds; Artisan Partners’ code of ethics; Artisan Partners’ proxy voting procedures; and any litigation pending, threatened or settled involving Artisan Partners, and results of any regulatory examinations;

•

Potential “fall-out” benefits gained by Artisan Partners or its affiliates from their relationship with the Funds, including: benefits to Artisan Partners in attracting and retaining other clients and the method of estimating other benefits;

•

Brokerage and portfolio transactions, including: the standards and performance in seeking best execution; commissions paid, including commissions by purpose; allocation of brokerage for research products and services (soft dollars); Artisan Partners’ practices in light of SEC guidance under Section 28(e) of the Securities Exchange Act of 1934; and portfolio turnover rates;

•

The structure of advisory fees charged, including: the method of computing fees; recognition of economies of scale through breakpoints in the fees; the frequency of the payment of fees; a comparison of the fees charged by Artisan Partners to the Funds with the fees charged by Artisan Partners to other accounts managed by Artisan Partners in the same investment strategies, including other mutual funds for which Artisan Partners provides sub-advisory services; a comparison of the fees charged by Artisan Partners to the Funds with the management fees charged by other investment advisers for managing mutual funds with similar investment objectives and strategies; and potential cost savings by Artisan Partners, incentives to effect savings and the sharing of savings with the Funds;

•

The effect of advisory and other fees on the Funds’ total expenses, including: comparisons of expenses and expense ratios with those of other mutual funds, taking into account comparability factors such as size, account-level charges, and investment objective; voluntary expense limitations or reductions and the relationship of expenses to expense limitations; the allocation of certain expenses between Artisan Partners, Distributor, and the Funds; and fees paid to service providers other than Artisan Partners, including custodial, transfer agent, and shareholder servicing fees;

•	The financial condition and stability of Artisan Partners, including Artisan Partners’ consolidated balance sheet; and

•

The profitability to Artisan Partners of its relationship with each Fund, including: unaudited schedules showing Artisan Partners’ revenues, costs and profits in providing services to the Funds, on a fund-by-fund basis; the methods of allocating expenses in compiling those statements and the impact different methods would have on overall profitability; and Artisan Partners’ profit margins and appropriate comparisons with Artisan Partners’ profit margins on private account advisory fees.

At the end of the November Special Meeting, after discussion and consideration of the information presented, the independent directors met in executive session with their independent counsel and subsequently requested additional information regarding brokerage matters.

FACTORS CONSIDERED IN RENEWING THE FUNDS’ ADVISORY AGREEMENTS

On November 15, 2007, the independent directors then again met separately with their independent counsel to review and discuss relevant information regarding the continuation of the Advisory Agreements and the information presented and discussed at the November Special Meeting. In the course of this review process, the independent directors reviewed and discussed the following information:

The nature, extent, and quality of Artisan Partners’ services. The independent directors reviewed the nature, extent, and quality of Artisan Partners’ services to the Funds and considered the following:

•

Because Artisan Partners’ principal responsibility is management of the Funds’ investment portfolios, the investment performance achieved by Artisan Partners is an important measure of the quality of the services provided.

•

Besides investment management, Artisan Partners provides the Funds with general administration services, including the preparation of regulatory filings, supervision of the pricing of the Funds’ portfolios and calculation of net asset value, provision of services to certain of the Funds’ shareholders and management of the Funds’ relationships with its third party service providers, including its custodian, fund accounting agent, transfer agent, lawyers and auditors.

•	The quality of Artisan Partners’ services to the Funds in absolute terms and relative to mutual fund industry standards.

•	The sufficiency and quality of Artisan Partners personnel.

•	Artisan Partners’ financial condition.

The investment performance of each Fund. The independent directors reviewed for each Fund for periods ended June 30, 2007 short-term and long-term investment performance compared to broad-based and style specific market indexes, performance for the period January 1, 2007 through September 30, 2007 compared to the same indexes, Morningstar ratingsTM (for those Funds rated by Morningstar), and Lipper rankings. The independent directors concluded that each Fund had met its performance standards by adhering to its investment strategy and outperforming (or in the case of Small Cap Fund, matching the performance of) its peers over the long-term. The independent directors concluded that with respect to each Fund, Artisan Partners adheres to the Fund’s investment strategy and has demonstrated a commitment to achieve solid investment results. In reaching that conclusion, the independent directors considered the following:

•

Because of each Fund’s style specific investment strategy, the investment performance of each Fund and, in particular, its performance compared to a broad-based market index is affected by the relative performance of growth-oriented stocks and value-oriented stocks in the market overall.

•	A Fund’s relative performance in the Lipper performance universe may be significantly influenced by the style category in which Lipper places the Fund.

•	The performance of each Fund, without taking expenses into account, was consistent with the performance, before expenses, of other accounts managed by Artisan Partners in the same investment strategy.

FACTORS CONSIDERED IN RENEWING THE FUNDS’ ADVISORY AGREEMENTS

Cost of services, economies of scale, and benefits derived by Artisan Partners. The independent directors reviewed the overall expense ratio of each class of shares of each Fund in comparison to the expense ratios of its peers in relation to the nature and quality of services provided and in relation to the fees Artisan Partners charges its other clients who have similar investment strategies and objectives (but to whom Artisan Partners generally provides few or no services other than portfolio management). The independent directors considered whether shareholders of the Funds have benefited or will benefit from economies of scale under the management fee structures in the Advisory Agreements. The independent directors reviewed breakpoints in the fee schedules in place for each Fund other than Artisan International Small Cap Fund and Artisan Emerging Markets Fund. The independent directors considered the fact that Artisan International Small Cap Fund was closed at a relatively low asset level and that as a result Artisan Partners was not likely to enjoy economies of scale in its management. With respect to Artisan Emerging Markets Fund, the independent directors considered the relatively low initial fee schedule put in place to generate investor interest. In their review, the independent directors considered the following:

•

The rates of fees paid by each Fund to Artisan Partners have been relatively stable or have declined as breakpoints have been realized, but the aggregate dollar amounts of the fees paid have increased as the Funds have grown.

•

In return for its services, each Fund, other than Artisan International Small Cap Fund, Artisan Emerging Markets Fund, and Artisan Opportunistic Value Fund, pays Artisan Partners a monthly fee at the annual rate of 1% of the Fund’s average daily net assets up to $500 million; 0.975 of 1% of average daily net assets on the next $250 million; 0.950 of 1% of average daily net assets on the next $250 million; and 0.925 of 1% of average daily net assets over $1 billion. In addition, Artisan International Fund pays Artisan Partners a monthly fee at the annual rate of 0.900 of 1% of the Fund’s average daily net assets over $12 billion. Artisan International Small Cap Fund pays Artisan Partners a monthly fee at the annual rate of 1.25% of the Fund’s average daily net assets. Artisan Emerging Markets Fund pays Artisan Partners a monthly fee at the annual rate of 1.05% of the Fund’s average daily net assets. Artisan Opportunistic Value Fund pays Artisan Partners a monthly fee at the annual rate of 0.900 of 1% of the Fund’s average daily net assets up to $1 billion, 0.875 of 1% of average daily net assets from $1 billion to $4 billion; 0.850 of 1% of average daily net assets from $4 billion to $8 billion; 0.825 of 1% of average daily net assets from $8 billion to $12 billion; and 0.800 of 1% of average daily net assets in excess of $12 billion.

Profitability of Artisan Partners. The independent directors reviewed a profitability analysis for Artisan Partners for the twelve-month period ended June 30, 2007, including a comparison of the fees charged to the Funds and Artisan Partners’ separate account clients. The independent directors also considered the fact that the relationship with each of the Funds, except Emerging Markets Fund, being reviewed was profitable to Artisan Partners during the twelve months ended June 30, 2007.

Other benefits derived by the Funds or Artisan Partners. The independent directors then reviewed the potential benefits that Artisan Partners may derive as a result of its relationship with the Funds, other than the services provided by Artisan Partners pursuant to the Advisory Agreements and the management fees paid in return. For Artisan Partners, the independent directors considered two potential benefits to Artisan Partners: (1) the potential conversion of a Fund shareholder to a separate account client; and (2) the acquisition of research

FACTORS CONSIDERED IN RENEWING THE FUNDS’ ADVISORY AGREEMENTS

products and services in return for commissions (“soft dollars”). The independent directors noted that, although Artisan Partners derives or may derive those additional benefits, the Funds also benefit in similar fashion. In reaching those conclusions, the independent directors considered the following:

•

Artisan Partners does not solicit the Funds’ shareholders to become separate account clients nor to purchase other goods or services provided by Artisan Partners or its affiliates. Artisan Partners refers potential separate account clients that do not meet Artisan Partners’ minimum separate account size requirements to the Funds.

•

Artisan Partners utilizes third-party research products and services and proprietary research from executing brokers paid for with soft dollars paid by the Funds and by other clients of Artisan Partners. Artisan Partners’ use of soft dollars provides Artisan Partners, and thereby the Funds, with access to third party and proprietary research and also helps Artisan Partners maintain important and open relationships with brokers. Use of a Fund’s commissions for soft dollar purposes is on the same terms as every other client account managed by Artisan Partners in the same investment strategy.

The directors concluded their annual Advisory Agreement contract review at a regularly scheduled meeting on November 16, 2007. At the November 16th meeting, the independent directors and counsel to the independent directors reviewed with the full board the information discussed at the November 1st and November 15th meetings. The directors then considered whether any further discussion or review was necessary, concluding that the November Special Meeting and the information reviewed by the independent directors at the November 15th and 16th meeting provided a strong basis for considering the continuation of the Advisory Agreements. The directors then reviewed and affirmed each of the following conclusions:

The nature, extent, and quality of Artisan Partners’ services. The directors concluded that the nature and extent of Artisan Partners’ services to the Funds was appropriate and consistent with, and in some cases more advantageous to the Funds than, the terms of the Advisory Agreements. The directors concluded that the quality of Artisan Partners’ services has been consistently high, with no material deficiencies.

The investment performance of each Fund. The directors concluded that each Fund met its performance standards by adhering to its investment strategy and outperforming (or in the case of the Small Cap Fund, matching the performance of) its peers over the long-term.

Cost of services, economies of scale and benefits derived by Artisan Partners. The directors concluded that the costs of the services provided and the profits realized are reasonable in relation to the nature and quality of services provided and in comparison to fees Artisan Partners charges to other clients who have similar investment strategies and objectives, for which it provides few or no services other than portfolio management. The directors concluded that the Funds’ overall expense ratios are reasonable and demonstrate Artisan Partners’ history of effective management of the Funds’ business and affairs. The directors also concluded that shareholders of the Funds (except for Artisan International Small Cap Fund and Artisan Emerging Markets Fund) have benefited or will benefit from economies of scale under the management fee structures in the Advisory Agreements. It was also concluded that Artisan Partners is not likely to enjoy economies of scale in its management of Artisan International Small Cap Fund because the Fund was closed at such a small asset level, and that in lieu of breakpoints, Artisan Partners had put in place a low initial fee schedule for Artisan Emerging Markets Fund.

FACTORS CONSIDERED IN RENEWING THE FUNDS’ ADVISORY AGREEMENTS

Other benefits derived by the Funds or Artisan Partners. The directors concluded that, other than the services provided by Artisan Partners pursuant to the Advisory Agreements and the management fees paid in return, the Funds and Artisan Partners may potentially benefit from their relationship with each other in several ways. For Artisan Partners, the directors concluded there were two principal benefits: (1) the potential conversion of a Fund shareholder to a separate account client; and (2) the acquisition of research products and services in return for commissions (“soft dollars”). The directors concluded that, although Artisan Partners derives or may derive those additional benefits, the Funds also could benefit from conversions of separate account clients to Fund investors and did benefit from Artisan Partners’ use of soft dollars with respect to its separate account clients.

Following those discussions, the board approved the continuation of each Advisory Agreement through November 30, 2008 by the unanimous vote of all directors and also by the unanimous vote of all the “non-interested” directors.

  NOTES ON MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE AND PORTFOLIO HOLDINGS’ CLASSIFICATION

The discussions of each Fund included in this report include statistical information about the portfolios of each of the Funds. Except as otherwise noted, that information is as of March 31, 2008. That information will vary with changes in a Fund’s portfolio investments. The performance information for each Fund relative to its benchmark index discussed in this report was prepared by the Adviser using information reported by FactSet Databases (“FactSet”). For the purposes of assigning portfolio securities to a particular country, the Adviser considers an issuer to be from a particular country as designated by its securities information vendors. The Adviser currently uses MSCI as its primary source and FactSet as a secondary source for this information. In the event (i) the Adviser’s securities information vendors do not assign a security to a particular country or if the published classification appears to be erroneous, or (ii) its primary vendor does not assign a security to a particular country and the secondary vendor has assigned a security to a particular country by using a methodology that is not the same as the methodology the primary vendor uses to assign a country, the Adviser assigns the security to a country using the primary vendor’s published criteria (to the extent available) or the Adviser’s own judgment. The primary information vendor’s criteria include the identity of the jurisdiction of the issuer’s incorporation, the main equity trading market for the issuer’s securities, the geographical distribution of the issuer’s operations and the location of the issuer’s headquarters. Country designations may change over time.

For the purposes of assigning portfolio securities to a particular sector and industry, the Adviser assigns securities in accordance with the sector and industry classifications of the Global Industry Classification Standard (GICS®) developed by MSCI and Standard & Poor’s (to the extent available) as a primary source and FactSet (to the extent available) as a secondary source for this information. In the event the Adviser’s securities information vendors do not classify a security to a particular sector or industry or if the published classification appears to be erroneous, the Adviser classifies the security according to its own judgment, using other securities information vendors, the company description and other publicly available information about the company’s peer group. Sector and industry classifications may change over time.

The names of portfolio securities reflected in this report are as reported by the Funds’ data providers, may not represent the legal name of the entity and, in some cases, are translations of non-English names.

Definitions of Portfolio Statistics

Market Capitalization is the aggregate value of all of a company’s outstanding equity securities.

Weighted Average Market Cap is the average of the market capitalizations of the companies in the portfolio weighted by the size of each company’s position within the portfolio.

Descriptions of Indices

Each Fund’s performance is compared in this report to changes in one or more indices, including in all cases a broad-based index of changes in prices of securities in the market in which the Fund invests. All of the indices are unmanaged and their returns include reinvested dividends. Unlike the Funds’ returns, the returns of each index do not include the payment of sales commissions or other expenses that would be incurred in the purchase or sale of the securities included in that index. An investment cannot be made directly in an index.

NOTES ON MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE AND PORTFOLIO HOLDINGS’ CLASSIFICATION

The indices to which the Funds are compared are:

Artisan Global Value Fund – Morgan Stanley Capital International All Country World IndexSM (MSCI ACWISM) is a market-weighted index of global developed and emerging markets.

Artisan International, Artisan International Small Cap and Artisan International Value Funds – Morgan Stanley Capital International EAFE® Index (MSCI EAFE®) is a market-weighted index of companies in developed markets, excluding the U.S. and Canada. MSCI EAFE®’s average annual return since inception of the International Fund is based upon a starting date of December 31, 1995.

Artisan International Fund – Morgan Stanley Capital International EAFE® Growth Index (MSCI EAFE® Growth) is a market-weighted index of companies in developed markets, excluding the U.S. and Canada, with higher price-to-book ratios. MSCI EAFE® Growth’s average annual return since inception of the International Fund is based upon a starting date of December 31, 1995.

Artisan International Small Cap Fund – Morgan Stanley Capital International EAFE® Small Cap Index (MSCI EAFE® Small Cap) is a market-weighted index of small companies in developed markets, excluding the U.S. and Canada.

Artisan International Value Fund – Morgan Stanley Capital International EAFE® Value Index (MSCI EAFE® Value) is a market-weighted index of companies in developed markets, excluding the U.S. and Canada, with lower price-to-book ratios.

Artisan Mid Cap and Artisan Mid Cap Value Fund – Russell Midcap® Index is a market-weighted index of about 800 medium-sized U.S. companies.

Artisan Mid Cap Fund – Russell Midcap® Growth Index is a market-weighted index of those medium-sized companies included in the Russell Midcap® Index with higher price-to-book and higher forecasted growth values.

Artisan Mid Cap Value Fund – Russell Midcap® Value Index is a market-weighted index of those medium-sized companies included in the Russell Midcap® Index with lower price-to-book ratios and lower forecasted growth values.

Artisan Opportunistic Value Fund – Russell 1000® Index is a market-weighted index of about 1,000 large U.S. companies. The Russell 1000® Value Index is a market-weighted index of those large companies included in the Russell 1000® Index with lower price-to-book ratios and lower forecasted growth values.

Artisan Small Cap and Artisan Small Cap Value Fund – Russell 2000® Index is a market-weighted index of about 2,000 small U.S. companies.

Artisan Small Cap Fund – Russell 2000® Growth Index is a market-weighted index of those small companies included in the Russell 2000® Index with higher price-to-book ratios and higher forecasted growth values.

Artisan Small Cap Value Fund – Russell 2000® Value Index is a market-weighted index of those small companies included in the Russell 2000® Index with lower price-to-book ratios and lower forecasted growth values.

Trademarks

Trademarks and copyrights relating to the indices and products of portfolio companies mentioned in this report are owned by their respective owners. Except as otherwise indicated, the trademarks, including names, logos, slogans and service marks appearing in this report are the property of the Adviser and may not be copied, reproduced, published or in any way used without written permission.

NOTES ON MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE AND PORTFOLIO HOLDINGS’ CLASSIFICATION

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) and is licensed for use by Artisan Partners Limited Partnership. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

The MSCI information may only be used by the reader, may not be reproduced or redisseminated in any form and may not be used to create any financial instruments or products or any indices. The MSCI information is provided on an “as is” basis and the reader of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall MSCI Parties have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages.

Russell Investment Group is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. The presentation may contain confidential information and unauthorized use, disclosure, copying, dissemination or redistribution is strictly prohibited. This is a presentation of Artisan Distributors LLC. Russell Investment Group is not responsible for the formatting or configuration of this material or for any inaccuracy in Artisan Distributors’ presentation thereof.

PROXY VOTING POLICIES AND PROCEDURES

You may obtain a description of Artisan Funds’ proxy voting policies and procedures, without charge, upon request by calling 800.344.1770. That information also is included in Artisan Funds’ statement of additional information, which is available without charge, on the Funds’ website at www.artisanfunds.com and on the Securities and Exchange Commission’s website at www.sec.gov.

Information relating to how each Artisan Fund voted proxies relating to portfolio securities held during the twelve months ended June 30 is available without charge, on the Funds’ website at www.artisanfunds.com and on the Securities and Exchange Commission’s website at www.sec.gov.

INFORMATION ABOUT PORTFOLIO SECURITIES

Artisan Funds files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the quarters ending December 31 and June 30 (the first and third quarters of the Funds’ fiscal year) on Form N-Q. The Funds’ Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. You also may review and copy those documents by visiting the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Securities and Exchange Commission at 800.SEC.0330.

ARTISAN FUNDS P.O. BOX 8412 BOSTON, MA 02266-8412 800.344.1770 WWW.ARTISANFUNDS.COM

ARTISAN

SEMIANNUAL

REPORT

MARCH 31, 2008

ARTISAN EMERGING
MARKETS FUND

_________

ARTISAN INTERNATIONAL

FUND

_________

ARTISAN INTERNATIONAL

VALUE FUND

_________

ARTISAN MID CAP FUND

ARTISAN FUNDS, INC.

INSTITUTIONAL SHARES

TABLE OF CONTENTS

1	MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
1	Artisan Emerging Markets Fund
3	Artisan International Fund
5	Artisan International Value Fund
7	Artisan Mid Cap Fund

9	SCHEDULES OF INVESTMENTS
9	Artisan Emerging Markets Fund
12	Artisan International Fund
15	Artisan International Value Fund
17	Artisan Mid Cap Fund

20	STATEMENTS OF ASSETS AND LIABILITIES

22	STATEMENTS OF OPERATIONS

24	STATEMENTS OF CHANGES IN NET ASSETS

26	FINANCIAL HIGHLIGHTS

28	NOTES TO FINANCIAL STATEMENTS

41	SHAREHOLDER EXPENSE EXAMPLE

43	FACTORS CONSIDERED IN RENEWING THE FUNDS’ ADVISORY AGREEMENTS

50	NOTES ON MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE AND PORTFOLIO HOLDINGS‘ CLASSIFICATION

52	PROXY VOTING POLICIES AND PROCEDURES

52	INFORMATION ABOUT PORTFOLIO SECURITIES

ARTISAN FUNDS

P.O. BOX 8412

BOSTON, MA 02266-8412

This report and the unaudited financial statements contained herein are provided for the general information of the shareholders of the Institutional Shares of Artisan Emerging Markets Fund, Artisan International Fund, Artisan International Value Fund and Artisan Mid Cap Fund. Before investing, investors should consider carefully each Fund’s investment objective, risks and charges and expenses. For more complete information on any Fund, including fees and expenses, please call 800.399.1770 for a free prospectus. Read it carefully before you invest or send money.

Company discussions are for illustration only and are not intended as recommendations of individual stocks. The discussions present information about the companies believed to be accurate, and the views of the portfolio managers, as of March 31, 2008. That information and those views may change, and the Funds disclaim any obligation to advise shareholders of any such changes.

Artisan Funds offered through Artisan Distributors LLC, member FINRA.

ARTISAN EMERGING MARKETS FUND

INSTITUTIONAL SHARES

INVESTMENT PROCESS HIGHLIGHTS

Artisan Emerging Markets Fund uses a fundamental research process to construct a diversified portfolio of emerging market companies. The team’s investment process is focused on identifying companies that are priced at a discount relative to the team’s estimate of their sustainable earnings.

• Sustainable Earnings. The team believes that over the long term a stock’s price is directly related to the company’s sustainable earnings. The team determines a company’s sustainable earnings based upon financial and business analysis. The team’s financial analysis focuses on a company’s balance sheet, income statement, and statement of cash flows within a normalized return on equity model to assess earnings potential. The team’s business analysis examines a company’s competitive advantages and financial strength to assess sustainability.

• Valuation. The team believes that investment opportunities develop when businesses with sustainable earnings are undervalued relative to historical, industry and regional valuations. The team values a business and develops a price target based on its sustainable earnings and cash flow expectations and risk analysis.

• Risk Analysis. The team believes that a disciplined risk framework allows greater focus on fundamental stock selection. The team incorporates its assessment of company-specific and macroeconomic risks into its valuation analysis to develop a risk-adjusted target price. The team’s risk-rating assessment includes a review of the currency, interest rate, monetary and fiscal policy and political risks to which a company is exposed.

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $1,000,000 INVESTMENT (6/26/2006 to 3/31/2008)

AVERAGE ANNUAL TOTAL RETURNS (as of 3/31/2008)

Fund / Index	1-Year	Since Inception
Artisan Emerging Markets Fund - Institutional Shares	19.69%	32.84%
MSCI Emerging Markets IndexSM	21.33	32.18

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. The Fund’s return may vary greatly over short periods, and current performance may be materially lower or higher than the performance data quoted. The Fund’s investments in initial public offerings (IPOs) made a material contribution to the Fund’s performance. IPO investments are not an integral component of the Fund’s investment process and may not be available in the future. For current to most recent month-end performance information call 800.399.1770. The table above does not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. The performance shown does not reflect the deduction of a 2% redemption fee on shares held by an investor for 90 days or less and, if reflected, the fee would reduce the performance quoted. The Fund’s performance information reflects Artisan Partners’ voluntary undertaking to limit the Fund’s expenses, when they exceed 1.50%, which may be terminated at any time, has been in effect since the Fund’s inception and has had a material impact on the Fund’s performance. Absent that expense waiver, the Fund’s performance would have been lower. See page 50 for a description of each index.

1

INVESTING ENVIRONMENT

Equities around the world struggled over the six-month period ended March 31, 2008 and emerging markets were no exception as the MSCI Emerging Markets IndexSM returned -7.76%. During the period, China and Korea were the biggest decliners in Asia as both countries suffered double-digit losses. Performance was mixed in the Europe, Middle East and Africa (EMEA) region — Russia and Egypt advanced during the period, while South Africa and Turkey both saw double-digit losses. Latin America ended the period with a gain of approximately 5%, due in part to gains in Brazil, Mexico and Chile.

SECTOR DIVERSIFICATION

Sector	9/30/2007	3/31/2008
Consumer Discretionary	13.8%	10.3%
Consumer Staples	8.0	7.5
Energy	8.1	12.6
Financials	17.8	18.2
Healthcare	2.5	2.2
Industrials	15.3	12.0
Information Technology	11.2	10.6
Materials	13.3	15.1
Telecommunication Services	8.2	7.8
Utilities	1.4	2.5
Other assets less liabilities	0.4	1.2
Total	100.0%	100.0%

As a percentage of total net assets.

PERFORMANCE DISCUSSION

The Fund returned -3.94% during the six-month period ended March 31, 2008. Strong security selection, especially in Taiwan, was the primary source of outperformance relative to the MSCI Emerging Markets IndexSM during the period. We also benefited significantly from our underweight position in a weak Chinese market. Leading contributors included Brazilian oil company Petroleo Brasileiro S.A., Russian grain and sugar producer Razguliay Group, Taiwanese agricultural fertilizer and chemicals manufacturer Taiwan Fertilizer Co., Ltd., Argentinean seamless steel pipe manufacturer Tenaris S.A. and Egyptian auto manufacturer Ghabbour Auto. On the downside, stocks that held back performance during the period included Chinese train-borne electrical systems provider Zhuzhou CSR Times Electric Co., Ltd., Chinese television shopping company Acorn International Inc., Turkish investment development bank Turkiye Sinai Kalkinma Bankasi A.S. and South Korean retail bank Kookmin Bank.

FUND CHANGES

The market volatility over the past six months provided us with a number of opportunities to reallocate capital in the portfolio. Our activity was fairly broad-based, but all the purchases possessed, in our view, the potential to sustain earnings growth and were trading at attractive prices.

The largest purchases during the period included Tenaris S.A., Ternium S.A., a manufacturer of flat and long steel products in Latin America, South African retail bank ABSA Group Limited and KazMunaiGas Exploration Production, an oil and gas exploration and production company based in Kazakhstan. We also repurchased two former holdings — mobile telephone operators MTN Group Limited (South Africa) and Mobile TeleSystems (Russia). Our purchases were funded in part by the sales of Banco Patagonia SA, Hyundai Motor Company and AU Optronics Corp.

REGION ALLOCATION

Region	9/30/2007	3/31/2008
Emerging Asia	43.9%	40.8%
Latin America	26.7	25.7
Emerging Europe, Middle East & Africa	22.7	23.2
Developed Markets	6.3	9.1

As a percentage of total net assets.

2

ARTISAN INTERNATIONAL FUND

INSTITUTIONAL SHARES

INVESTMENT PROCESS HIGHLIGHTS

Artisan International Fund uses a fundamental stock selection process focused on identifying long term growth opportunities.

Themes. The investment team’s thematic approach identifies catalysts for change and develops investment themes with the objective of capitalizing on them globally. Changing demographics, developing technology, privatization of economic resources and outsourcing are among the long-term catalysts for change that currently form the basis for the team’s investment themes. The team incorporates these catalysts along with sector and regional fundamentals into a long-term global framework for investment analysis and decision-making.

Sustainable Growth. The team applies a fundamental approach to identifying the long-term, sustainable growth characteristics of potential investments. The team seeks high quality companies that are well managed, have a dominant or improving market position and competitive advantages compared to industry and regional peers.

Valuation. The team assesses the relationship between its estimate of a company’s sustainable growth prospects and the company’s stock price. The team uses multiple valuation metrics to establish price targets.

The Fund primarily invests in non-U.S. growth companies of all market capitalizations in developed and emerging markets.

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $5,000,000 INVESTMENT (7/1/1997 to 3/31/2008)

AVERAGE ANNUAL TOTAL RETURNS (as of 3/31/2008)

Fund / Index	1-Year	3-Year	5-Year	10-Year	Since Inception
Artisan International Fund - Institutional Shares	1.59%	16.18%	22.63%	11.34%	11.91%
MSCI EAFE® Growth Index	1.91	14.35	19.81	4.28	4.37
MSCI EAFE® Index	-2.70	13.32	21.40	6.18	6.22

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current to most recent month-end performance information, visit www.artisanfunds.com or call 800.399.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. The performance shown does not reflect the deduction of a 2% redemption fee on shares held by an investor for 90 days or less and, if reflected, the fee would reduce the performance quoted. See page 50 for a description of each index.

3

INVESTING ENVIRONMENT

International securities retreated during the semiannual reporting period ended March 31, 2008. U.S. economic uncertainties and rising inflation concerns made for an extremely volatile investing environment. The MSCI EAFE® Index returned -17.47% and -10.50% in local currency and U.S. dollar terms, respectively. U.S. dollar-based investors benefited from the rally of many foreign currencies. Weaknesses were evident around the globe, although, on average, emerging markets fared better than developed markets. Japan was among the worst performing countries in the MSCI EAFE® Index in U.S. dollar terms, while China and Turkey were among the weakest performers in emerging markets. While every sector in the Index was under pressure, consumer staples and utilities stocks held up best.

SECTOR DIVERSIFICATION

Sector	9/30/2007	3/31/2008
Consumer Discretionary	8.4%	10.6%
Consumer Staples	9.1	8.7
Energy	6.4	9.7
Financials	23.4	14.5
Healthcare	2.5	3.6
Industrials	16.1	18.7
Information Technology	3.8	4.7
Materials	7.6	10.2
Telecommunication Services	10.7	9.1
Utilities	8.8	8.7
Other assets less liabilities	3.2	1.5
Total	100.0%	100.0%

As a percentage of total net assets.

PERFORMANCE DISCUSSION

The Fund outperformed the MSCI EAFE® Index during the this six-month period with a return of -8.72%. Our demographics and infrastructure themes were sources of security selection strength in the consumer discretionary, energy, industrials and telecommunication services sectors. Top performers in those themes included Norwegian drilling company SeaDrill Ltd., Hong Kong-based industrial conglomerate NWS Holdings Limited., Chinese wireless provider China Unicom Limited and Japanese media provider Jupiter Telecommunications Co., Ltd. Finnish utility company Fortum Oyj and German chemicals company Linde AG also performed well.

The Fund’s underperformers were not concentrated in any one area. Norwegian conglomerate Orkla ASA, Japanese heavy machinery manufacturer Mitsubishi Heavy Industries, Ltd., French construction and telecommunications company Bouygues SA, Dutch semiconductor equipment producer ASML Holding N.V. and South Korean bank Kookmin Bank were among our largest detractors.

FUND CHANGES

Our fundamental stock selection process emphasizes companies that we believe are reasonably valued, growing at a sustainable rate, with exposure to the secular themes we have identified.

Given the increased market volatility worldwide, there was a high amount of buy and sell activity this period. We added capital to many of our current positions including Russian natural gas company Gazprom, Orkla ASA, ASML Holding N.V. and Roche Holding AG. Our largest new purchases included Japanese car and motorcycle producer SUZUKI MOTOR CORPORATION and Japanese general trading company MITSUI & CO., LTD.

In order to fund these new purchases we sold a number of our financial holdings, including Swiss Re, Standard Chartered plc, ORIX Corporation, Hana Financial Group Inc. and Urban Corporation. We also sold Siemens AG and China Mobile Limited and a partial position in Mitsubishi Heavy Industries, Ltd.

REGION ALLOCATION

Region	9/30/2007	3/31/2008
Europe	58.9%	60.7%
Emerging Markets	19.1	19.1
Pacific Basin	17.6	17.1
Americas	1.2	1.6

As a percentage of total net assets.

4

ARTISAN INTERNATIONAL VALUE FUND

INSTITUTIONAL SHARES

INVESTMENT PROCESS HIGHLIGHTS

Artisan International Value Fund uses a bottom-up investment process focused on identifying what the investment team believes are high quality, undervalued businesses that offer the potential for superior risk/reward outcomes.

The team’s in-depth research process focuses on four key investment characteristics:

Undervaluation. Determining the intrinsic value of the business is the heart of the team’s research process. The team believes that intrinsic value represents the amount that a buyer would pay to own a company’s future cash flows. The team seeks to invest at a significant discount to its estimate of the intrinsic value of a business.

Business quality. The team seeks to invest in companies with histories of generating strong free cash flow, improving returns on capital and strong competitive positions in their industries.

Financial strength. The team believes that investing in companies with strong balance sheets helps to reduce the potential for capital risk and provides company management the ability to build value when attractive opportunities are available.

Shareholder-oriented management. The team’s research process attempts to identify management teams with a history of building value for shareholders.

The Fund primarily invests in common stocks and other equity securities of non-U.S. companies of all market capitalizations in developed and emerging markets.

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $5,000,000 INVESTMENT (10/1/2006 to 3/31/2008)

AVERAGE ANNUAL TOTAL RETURNS (as of 3/31/2008)

Fund / Index	1-Year	Since Inception
Artisan International Value Fund - Institutional Shares	-7.75%	3.17%
MSCI EAFE® Value Index	-7.25	4.31
MSCI EAFE® Index	-2.70	7.70

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current to most recent month-end performance information, visit www.artisanfunds.com or call 800.399.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. The performance shown does not reflect the deduction of a 2% redemption fee on shares held by an investor for 90 days or less and, if reflected, the fee would reduce the performance quoted. See page 50 for a description of each index.

5

INVESTING ENVIRONMENT

During the semiannual reporting period ended March 31, 2008, international stocks suffered as housing and credit market concerns caused tremendous volatility in financial markets across the world and weighed on overall global economic activity. Most sectors and countries recorded losses. In addition, we saw a continuation of the long-term trend of the devaluation of the U.S. dollar and dollar-based assets in favor of international currencies and international assets during the period.

SECTOR DIVERSIFICATION

Sector	9/30/2007	3/31/2008
Consumer Discretionary	23.5%	23.4%
Consumer Staples	14.5	14.6
Financials	16.1	16.5
Healthcare	8.7	11.0
Industrials	14.5	15.7
Information Technology	5.9	11.0
Materials	2.8	2.2
Telecommunication Services	7.9	1.7
Other assets less liabilities	6.1	3.9
Total	100.0%	100.0%

As a percentage of total net assets.

PERFORMANCE DISCUSSION

Artisan International Value Fund declined -7.65% during the period, holding up better than the MSCI EAFE® Index, which decreased -10.50% over the same period.

We are value investors. We buy shares in companies where we see a significant discount between the stock prices and what we estimate to be the intrinsic value of the business.

The performance of the following companies had a meaningful positive impact on the portfolio during the semiannual period: SANKYO CO., LTD., a Japanese pachinko machine manufacturer; Covidien Ltd., one of the spin-offs of Tyco International Ltd.; UNICHARM CORPORATION, a Japanese manufacturer of diapers and feminine products; and new purchases Samsung Electronics Co., Ltd., a Korean company with a diverse portfolio of electronics-related businesses and Neopost SA, a France-based manufacturer of mailing and shipping equipment. Most of our stocks declined during the semiannual period. Our worst performers included: CanWest Global Communications Corp., a holding company that owns one of Canada’s television networks; Heidelberger Druckmaschinen AG, a German manufacturer of sheetfed printing presses; Signet Group plc, a U.K.-based jewelry retailer; and Galiform Plc, a U.K. kitchen business.

FUND CHANGES

During the period, stock prices were very volatile and generally declined, which created disconnect between the stock price and our estimate of long-term business value. As a result, our research lists expanded and we added several new investments to the portfolio including previously mentioned Samsung Electronics Co., Ltd and Neopost SA; Cadbury Schweppes plc, a confectionary and beverage conglomerate; Société Télévision Française 1, a French television broadcast network; and Panalpina Welttransport Holding AG, a Swiss contract logistics/freight forwarder.

We exited a number of positions during the period including Vodafone Group PLC, Tyco International Ltd., Vivendi, and SurfControl plc. Pacific Century Premium Developments Limited received a take-over offer and we also sold all of our shares of Central Japan Railway Company.

REGION ALLOCATION

Region	9/30/2007	3/31/2008
Europe	55.5%	58.3%
Pacific Basin	19.4	16.9
Emerging Markets	8.7	11.2
Americas	10.3	9.7

As a percentage of total net assets.

6

ARTISAN MID CAP FUND

INSTITUTIONAL SHARES

INVESTMENT PROCESS HIGHLIGHTS

Artisan Mid Cap Fund uses a bottom-up investment process to construct a diversified portfolio of U.S. mid-cap growth companies.

Security Selection. The team’s investment process begins by identifying companies that possess franchise characteristics (strong competitive positions), selling at attractive valuations and benefiting from an accelerating trend. The investment team looks for companies that are well positioned for long-term growth, driven by demand for their products and services, at an early enough stage in their profit cycle to benefit from the increased cash flows produced by the profit cycle.

Capital Allocation. Based on the investment team’s fundamental analysis of a company’s profit cycle, portfolio holdings develop through three stages. GardenSM investments are small positions in the early part of their profit cycle that will warrant a more sizeable allocation once their profit cycle accelerates. CropSM investments are positions that are being increased to a full weight because they are moving through the strongest part of their profit cycle. HarvestSM investments are positions that are being reduced as they near the team’s estimate of full valuation or their profit cycle begins to decelerate.

Broad Diversification. The team looks for investment opportunities across the entire economy so that it can find sustainable growth regardless of the sector or industry.

The Fund primarily invests in medium-sized U.S. growth companies. The Fund generally maintains a weighted average market capitalization of not more than 1.5 times the weighted average market capitalization of companies included in the Russell Midcap® Index.

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $5,000,000 INVESTMENT (7/1/2000 to 3/31/2008)

AVERAGE ANNUAL TOTAL RETURNS (as of 3/31/2008)

Fund / Index	1-Year	3-Year	5-Year	Since Inception
Artisan Mid Cap Fund - Institutional Shares	2.65%	9.47%	14.80%	4.71%
Russell MidCap® Growth Index	-4.55	7.77	15.20	-1.00
Russell MidCap® Index	-8.92	7.36	16.31	7.03

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current to most recent month-end performance information, visit www.artisanfunds.com or call 800.399.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. See page 50 for a description of each index.

7

INVESTING ENVIRONMENT

The semiannual reporting period ended March 31, 2008 was a rough time for equities as markets were shaken by weakening economic conditions, rising energy prices and ongoing turmoil in the financials sector and housing market. The Russell Midcap® Growth Index returned -12.46%, holding a slight edge relative to its Value counterpart. Within the growth index, only the energy sector managed to post a gain on the heels of a strong increase in the price of oil. All other sectors declined, with telecommunication services, consumer discretionary and information technology stocks struggling the most.

SECTOR DIVERSIFICATION

Sector	9/30/2007	3/31/2008
Consumer Discretionary	9.9%	10.7%
Consumer Staples	4.9	5.7
Energy	3.7	4.1
Financials	6.5	7.4
Healthcare	22.7	23.8
Industrials	13.1	15.4
Information Technology	31.1	27.8
Materials	1.3	1.3
Telecommunication Services	1.7	0.7
Utilities	—	0.4
Other assets less liabilities	5.1	2.7
Total	100.0%	100.0%

As a percentage of total net assets.

PERFORMANCE DISCUSSION

The Fund underperformed the Russell Midcap® Growth Index as the Fund fell -13.17% for the six months ended March 31, 2008. Relative to the benchmark, our security selection strength was most evident in the healthcare, materials and financials sectors. Top performers within the healthcare sector included robotic surgery systems manufacturer Intuitive Surgical, Inc., biopharmaceutical company Celgene Corporation, radiation therapy systems provider Varian Medical Systems, Inc. and medical device company C.R. Bard, Inc. Our success in the materials and financials sectors was largely due to fertilizer producer The Mosaic Company and Florida real estate developer The St. Joe Company, respectively.

The key sources of weakness compared to the benchmark were our relatively low weight in energy stocks and select technology and consumer staples holdings. Semiconductor provider Broadcom Corporation, programmable graphics technology provider NVIDIA Corporation, network infrastructure company Juniper Networks, Inc., and virtualization solutions provider VMware, Inc. were among our worst performing information technology holdings. Our underperformance in the consumer staples sector was driven mostly by a decline in alternative beverage producer Hansen Natural Corporation.

FUND CHANGES

Our security selection process is focused on identifying companies with franchise characteristics and an attractive valuation that are benefiting from an accelerating trend. Our transaction activity was not concentrated in any one sector. Our largest new positions included Celgene Corp., construction and engineering company Fluor Corporation and beauty product marketer Avon Products, Inc. We also added capital to many existing positions, most notably to Broadcom Corporation and healthcare technology and services provider Cerner Corporation.

We funded our new purchases with sales from a broad range of sectors. Patterson Cos. Inc., McDermott International Inc., Linear Technology Corp. and SUPERVALU Inc. were all top 30 positions as of the beginning of the reporting period that were subsequently liquidated. Ventana Medical Systems Inc. was the subject of a takeover offer by Swiss pharmaceutical and diagnostics company Roche Holding AG. The transaction was completed during the period.

8

ARTISAN EMERGING MARKETS FUND

Schedule of Investments – March 31, 2008 (Unaudited)

	Shares Held	Value
COMMON AND PREFERRED STOCKS - 98.8%

ARGENTINA - 2.2%
Tenaris S.A. (DR)	36,800	$1,834,480

BRAZIL - 16.6%
Anhangera Educacional Participacoes SA (Units)(1)(2)	32,400	443,153
Companhia Brasileira de Distribuicao Grupo Pao de Acucar, Preferred(2)	24,100	494,444
Companhia Energetica de Minas Gerais- CEMIG, Preferred(2)	27,600	495,469
Companhia Vale do Rio Doce	108,000	3,723,713
Duratex S.A., Preferred(2)	21,500	411,449
Empresa Brasileira de Aeronautica S.A.	58,100	578,450
Net Servicos de Comunicacao SA, Preferred(1)(2)	46,500	496,880
Petroleo Brasileiro S.A.	79,100	4,042,228
Rodobens Negocios Imobiliarios SA	37,000	460,734
Tim Participacoes S.A., Preferred(2)	206,800	669,416
Unibanco - Uniao de Bancos Brasileiros S.A. (Units)(2)	67,800	793,647
Votorantim Celulose e Papel S.A., Preferred(2)	16,500	472,047
Wilson Sons Limited (DR)(1)	52,900	599,937

		13,681,567
CHINA - 6.6%
Airmedia Group, Inc. (DR)(1)	25,000	397,500
Chaoda Modern Agriculture (Holdings) Limited	721,900	819,050
China Dongxiang Group Company(1)	713,000	380,198
China Nepstar Chain Drugstore Limited (DR)(1)	30,500	414,800
China Railway Construction Corporation, H Shares(1)(2)	399,500	549,254
GOME Electrical Appliances Holdings Limited	447,688	1,028,526
Mindray Medical International Limited, Class A (DR)	11,400	329,916
New Oriental Education & Technology Group, Inc. (DR)(1)	8,183	530,749
Weichai Power Co., Ltd., H Shares	96,100	357,474
Zhuzhou CSR Times Electric Co., Ltd., H Shares	770,200	603,679

		5,411,146
COLOMBIA - 0.6%
Almacenes Exito S.A. (DR)(3)	62,133	484,637

	Shares Held	Value
EGYPT - 2.2%
Egyptian Financial Group-Hermes Holding	66,250	$681,196
Ghabbour Auto(1)(2)	48,373	554,027
Orascom Construction Industries	7,736	582,161

		1,817,384
HONG KONG - 2.9%
Huabao International Holdings Limited	976,900	803,346
Samson Holding Ltd.	3,438,000	830,493
Tingyi (Cayman Islands) Holding Corporation	324,300	425,030
Vinda International Holdings Limited(1)	1,028,800	345,020

		2,403,889
INDIA - 4.8%
Bajaj Hindusthan Limited	86,966	409,469
Central Bank Of India(1)	243,253	528,705
Dr. Reddy’s Laboratories Limited	41,004	603,000
Satyam Computer Services Limited	119,631	1,179,910
Tata Motors Limited	55,159	853,370
Wockhardt Limited	61,229	404,429

		3,978,883
ISRAEL - 0.6%
Strauss Group Ltd.(1)	31,983	462,995

KAZAKSTAN - 1.0%
KazMunaiGas Exploration Production (DR)	33,100	829,155

LUXEMBOURG - 1.3%
Ternium S.A. (DR)	28,800	1,033,344

MEXICO - 6.3%
America Movil SAB de C.V., Series L(2)	597,000	1,901,043
Banco Compartamos SA de CV(1)(2)	106,900	468,069
Fomento Economico Mexicano SAB, Series UBD	190,600	795,155
Grupo Financiero Banorte S.A. de C.V.	165,600	718,867
Grupo Televisa S.A.	187,500	912,417
Urbi, Desarrollos Urbanos, S.A.de C.V.(1)	128,600	419,292

		5,214,843
NETHERLANDS - 1.8%
Kardan NV	53,164	597,600
Plaza Centers (Europe) BV(1)	206,582	872,260

		1,469,860
NIGERIA - 0.7%
Guaranty Trust Bank Plc. (DR)(3)	37,660	602,560

PAKISTAN - 0.6%
Pakistan Telecommunication Company Limited	717,000	519,209

9

	Shares Held	Value
PHILIPPINES - 1.8%
Manila Water Company	2,240,200	$951,964
Philippine Long Distance Telephone Company	8,100	545,882

		1,497,846
POLAND - 0.9%
Polski Koncern Naftowy Orlen S.A.(1)	40,614	721,893

RUSSIA - 8.3%
LUKOIL (DR)	21,524	1,846,759
Mining and Metallurgical Company Norilsk Nickel (DR)	53,520	1,506,588
Mobile TeleSystems (DR)	11,800	895,030
OAO TMK (DR)	13,400	435,500
PIK Group (DR)(1)(3)	31,150	784,980
PIK Group, Reg S (DR)(1)	4,640	116,928
Razguliay Group(1)	50,862	432,327
VTB Bank OJSC (DR)(1)(3)	105,596	763,459

		6,781,571
SINGAPORE - 0.8%
Epure International Ltd.(1)	1,605,000	618,003

SOUTH AFRICA - 8.0%
ABSA Group Limited	79,895	1,000,017
African Bank Investments Limited	141,222	464,065
Gold Fields Limited	43,902	622,531
Grindrod Limited	160,181	435,511
Impala Platinum Holdings Limited	33,408	1,289,359
Mondi Limited	46,267	390,788
Mr. Price Group Limited	159,520	357,986
MTN Group Limited	75,161	1,139,926
Reunert Limited	77,236	538,081
Tiger Brands Limited	21,979	361,800

		6,600,064
SOUTH KOREA - 11.3%
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	13,004	495,684
GS Engineering & Construction Corp.	4,502	659,151
Hyundai Development Company	12,165	830,367
Kookmin Bank	17,129	958,193
Korean Air Lines Co., Ltd.	7,119	383,859
MegaStudy Co., Ltd.	2,459	819,377
Samsung Electronics Co., Ltd.	5,446	3,425,918
Shinhan Financial Group Co., Ltd.	19,217	1,014,842
Shinsegae Co., Ltd.	1,091	687,418

		9,274,809
SWEDEN - 0.8%
West Siberian Resources Ltd (DR)(1)	906,400	672,724

TAIWAN - 11.2%
Acer Inc.	301,122	539,214
Cathay Financial Holding Co., Ltd.	452,088	1,153,305
China Airlines	896,000	520,562

	Shares Held	Value
TAIWAN (CONTINUED)
Chinatrust Financial Holding Company Ltd.(1)	993,440	$959,774
Far Eastern Textile Ltd.	741,292	1,249,334
Hon Hai Precision Industry Co., Ltd.	221,440	1,268,308
Taishin Financial Holdings Co., Ltd.(1)	1,750,000	875,590
Taiwan Fertilizer Co., Ltd.	200,000	872,299
Taiwan Semiconductor Manufacturing Company Ltd.	849,669	1,764,812

		9,203,198
THAILAND - 3.5%
Bumrungrad Hospital Public Company Limited (DR)	416,800	450,094
Krung Thai Bank Public Company Limited (DR)	2,524,500	809,829
Siam Commercial Bank Public Company Limited (DR)	297,300	854,555
Total Access Communication Public Company Limited(1)	599,000	736,770

		2,851,248
TURKEY - 2.5%
Cimsa Cimento Sanayi ve Ticaret A.S.	100,119	498,982
Tekfen Holding A.S.(1)	76,056	376,204
Turk Hava Yollari Anonim Ortakligi(1)	86,475	405,058
Turk Sise ve Cam Fabrikalari AS	297,451	367,829
Turkiye Sinai Kalkinma Bankasi A.S.(1)	484,830	439,664

		2,087,737
UNITED KINGDOM - 1.5%
Anglo American PLC	12,552	754,315
Eurasian Natural Resources Corporation(1)	23,900	467,217

		1,221,532

Total common and preferred stocks (Cost $83,255,952)		81,274,577
	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 1.2%
Repurchase agreement with Fixed Income Clearing Corporation, 1.10%, dated 3/31/08, due 4/1/08, maturity value $1,006,031(5) (Cost $1,006,000)	$1,006,000	1,006,000

Total investments - 100.0% (Cost $84,261,952)		82,280,577

Other assets less liabilities - 0.0%(4)		20,211

Total net assets - 100.0%(6)		$82,300,788

(1)	Non-income producing security.
(2)	Non-voting shares.

10

(3)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Funds. In total, securities valued at a fair value were $2,635,636 or 3.2% of total net assets.
(4)	Represents less than 0.1% of total net assets.
(5)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Bond	8.750%	8/15/2020	$1,032,500

(6)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depository Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION - MARCH 31, 2008 (Unaudited)

	Value	Percentage of Total Net Assets
Consumer Discretionary	$8,440,335	10.3%
Consumer Staples	6,132,145	7.5
Energy	10,382,739	12.6
Financials	15,016,931	18.2
Healthcare	1,787,439	2.2
Industrials	9,891,504	12.0
Information Technology	8,716,243	10.6
Materials	12,434,529	15.1
Telecommunication Services	6,407,276	7.8
Utilities	2,065,436	2.5

Total common and preferred stocks	81,274,577	98.8
Short-term investments	1,006,000	1.2

Total investments	82,280,577	100.0
Other assets less liabilities	20,211	0.0 (1)

Total net assets	$82,300,788	100.0%

(1)	Represents less than 0.1% of total net assets.

CURRENCY EXPOSURE - MARCH 31, 2008 (Unaudited)

	Value	Percentage of Total Investments
Brazilian real	$13,681,567	16.6%
British pound	2,093,792	2.6
Egyptian pound	1,817,384	2.2
Euro	597,600	0.7
Hong Kong dollar	6,142,070	7.5
Indian rupee	3,978,883	4.8
Israeli shekel	462,995	0.6
Mexican peso	5,214,843	6.3
Pakistani rupee	519,209	0.6
Philippine peso	1,497,846	1.8
Polish zloty	721,893	0.9
Singapore dollar	618,003	0.8
South African rand	6,600,064	8.0
South Korean won	9,274,809	11.3
Swedish krona	672,724	0.8
Taiwan dollar	9,203,198	11.2
Thai baht	2,114,478	2.6
Turkish lira	2,087,737	2.5
US dollar	14,981,482	18.2

Total investments	$82,280,577	100.0%

TOP TEN HOLDINGS - March 31, 2008 (Unaudited)

Company Name	Country	Percentage of Total Net Assets
Petroleo Brasileiro S.A.	Brazil	4.9%
Companhia Vale do Rio Doce	Brazil	4.5
Samsung Electronics Co., Ltd.	South Korea	4.2
America Movil SAB de C.V.	Mexico	2.3
LUKOIL	Russia	2.2
Tenaris S.A.	Argentina	2.2
Taiwan Semiconductor Manufacturing Company Ltd.	Taiwan	2.1
Mining and Metallurgical Company Norilsk Nickel	Russia	1.8
Impala Platinum Holdings Limited	South Africa	1.6
Hon Hai Precision Industry Co., Ltd.	Taiwan	1.5

Total		27.3%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

11

ARTISAN INTERNATIONAL FUND

Schedule of Investments – March 31, 2008 (Unaudited)

	Shares Held	Value

COMMON AND PREFERRED STOCKS - 98.5%

ARGENTINA - 0.2%
Tenaris S.A.	1,067,782	$26,584,428

AUSTRALIA - 0.1%
Babcock & Brown Infrastructure Group (Units)	10,250,819	11,007,659

BELGIUM - 0.8%
Delhaize Group	903,146	71,063,898
Umicore	962,030	50,059,770

		121,123,668
BRAZIL - 0.6%
Redecard SA	768,400	12,782,582
Vivo Participacoes S.A., Preferred (DR)(1)	13,449,768	80,160,617

		92,943,199
CANADA - 1.6%
Canadian Pacific Railway Limited	3,903,727	250,970,609

CHINA - 6.9%
China Construction Bank, H Shares	222,901,200	165,257,326
China Life Insurance Co., Limited, H Shares	17,544,900	60,304,148
China Merchants Holdings International Company Limited	21,764,900	103,473,920
China Netcom Group Corporation (Hong Kong) Limited	33,608,000	96,298,613
China Petroleum and Chemical Corporation, H Shares	129,688,900	110,814,592
China Resources Land Limited	89,337,600	154,967,473
China Unicom Limited	123,073,243	259,029,986
PICC Property and Casualty Company Limited, H Shares	64,895,600	58,703,016
Shanghai Electric Group Company Limited, H Shares(2)	150,931,921	90,954,972

		1,099,804,046
FINLAND - 2.6%
Fortum Oyj(1)	10,393,326	423,502,113

FRANCE - 13.2%
Alstom	1,212,137	262,783,764
Bouygues SA	4,098,979	260,403,425
Carrefour SA	2,526,126	194,899,343
Electricite de France	3,554,045	309,219,135

	Shares Held	Value

FRANCE (CONTINUED)
France Telecom SA	3,930,966	$132,187,965
LVMH Moet Hennessy Louis Vuitton SA	2,884,752	321,078,058
Technip SA	2,854,266	222,289,315
Vinci SA	5,712,190	412,939,394

		2,115,800,399
GERMANY - 15.0%
Allianz SE	1,197,159	237,158,870
Bayer AG	5,546,124	444,451,336
Daimler AG	4,034,936	344,943,638
Deutsche Telekom AG	9,995,280	166,479,381
Fraport AG	2,700,531	194,925,392
IVG Immobilien AG	1,234,066	34,523,525
Linde AG	2,388,590	337,465,317
RWE AG	1,241,824	152,646,720
United Internet AG	2,909,638	62,610,597
Wacker Chemie AG	2,106,268	431,553,285

		2,406,758,061
HONG KONG - 6.5%
The Bank of East Asia, Ltd.	36,555,400	184,123,875
Hutchison Whampoa Limited	38,661,324	365,120,790
New World Development Company Limited	8,818,400	21,369,973
NWS Holdings Limited	40,157,746	136,221,530
Sun Hung Kai Properties Limited	12,954,000	200,568,829
Swire Pacific Limited, Class A	12,439,389	140,335,021

		1,047,740,018
INDIA - 0.3%
Housing Development Finance Corporation Ltd.	942,615	55,798,015

ITALY - 0.8%
Intesa Sanpaolo	17,162,974	120,983,748

JAPAN - 10.5%
CANON INC.	1,133,500	52,194,673
Credit Saison Co., Ltd.	6,562,750	183,030,146
DENSO CORPORATION	2,846,700	91,958,006
HONDA MOTOR CO., LTD.	3,216,500	91,803,195
JAPAN TOBACCO INC.	64,853	324,655,367
Jupiter Telecommunications Co., Ltd.(1)	212,121	198,331,433
Mitsubishi Estate Company Ltd.	4,531,400	110,011,918
Mitsubishi Heavy Industries, Ltd.	43,559,800	186,160,461
MITSUI & CO., LTD.	6,897,100	139,768,680
Mitsui Fudosan Co., Ltd.	5,327,525	105,770,184
SUZUKI MOTOR CORPORATION	5,859,800	147,847,081

12

	Shares Held	Value

JAPAN (CONTINUED)
TOKYU LAND CORPORATION	9,432,850	$59,144,575

		1,690,675,719
LUXEMBOURG - 0.6%
RTL Group	767,688	96,971,039

MEXICO - 0.3%
Grupo Televisa S.A. (DR)	2,333,970	56,575,433

NETHERLANDS - 2.4%
ASML Holding N.V.(1)	15,487,048	380,933,463

NORWAY - 5.5%
Acergy SA	1,774,025	38,233,673
Orkla ASA	28,506,515	361,065,170
Renewable Energy Corp AS(1)	2,359,200	65,786,209
SeaDrill Ltd.	15,552,805	416,891,589

		881,976,641
QATAR - 0.4%
Industries Qatar	1,406,183	50,241,525
Industries Qatar, Equity-Linked Security(3)(4)	210,776	7,531,026

		57,772,551
RUSSIA - 6.7%
Gazprom (DR)	7,560,478	385,584,378
LUKOIL (DR)	3,956,872	339,499,618
Mining and Metallurgical Company Norilsk Nickel (DR)	3,232,440	90,993,186
Novorossiysk Sea Trade Port (DR)(1)(3)	198,700	2,980,500
OAO TMK (DR)(3)	650,022	21,125,715
RAO Unified Energy System (DR)(1)	2,065,483	214,293,861
Uralkali (DR)(1)(3)	369,750	14,327,812

		1,068,805,070
SOUTH AFRICA - 0.6%
Naspers Limited	5,713,602	99,336,360

SOUTH KOREA - 3.1%
Kookmin Bank	3,600,944	201,436,157
KT Corporation	1,210,422	57,383,059
NHN Corp.(1)	1,042,935	243,370,807

		502,190,023
SPAIN - 4.9%
Gamesa Corporacion Tecnologica, S.A.	4,899,299	223,534,631
Industria de Diseno Textil, S.A.	2,832,865	157,383,128
Telefonica S.A.	14,319,729	411,452,035

		792,369,794
SWEDEN - 0.1%
Assa Abloy AB, Class B	760,600	13,792,783

SWITZERLAND - 9.9%
Adecco SA	2,112,469	121,991,841
Compagnie Financiere Richemont SA (‘A’ Units)	1,576,855	88,441,067

	Shares Held	Value

SWITZERLAND (CONTINUED)
Holcim Ltd.	2,516,008	$264,242,911
Nestle SA	1,082,497	540,921,495
Roche Holding AG	404,147	81,716,562
Roche Holding AG - Genussscheine(5)	2,606,270	490,496,287

		1,587,810,163
UNITED KINGDOM - 4.9%
British Energy Group PLC	929,484	12,036,675
Lloyds TSB Group plc	25,437,080	227,681,572
National Grid PLC	20,137,580	276,365,322
William Morrison Supermarkets PLC	49,517,387	269,518,412

		785,601,981

Total common and preferred stocks (Cost $13,192,637,864)		15,787,826,983
	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 1.7%
Repurchase agreement with Fixed Income Clearing Corporation, 1.10%, dated 3/31/08, due 4/1/08, maturity value $269,781,243(6) (Cost $269,773,000)	$269,773,000	269,773,000

Total investments - 100.2% (Cost $13,462,410,864)		16,057,599,983

Other assets less liabilities - (0.2%)		(27,884,028)

Total net assets - 100.0%(7)		$16,029,715,955

(1)	Non-income producing security.
(2)	Affiliated company as defined by the Investment Company Act of 1940. See Note (6) in Notes to Financial Statements.
(3)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Funds. In total, securities valued at a fair value were $45,965,053 or 0.3% of total net assets.
(4)	Security is considered an equity-linked participation certificate. Equity-linked participation certificates are subject to counterparty risk with respect to the bank or broker-dealer that issues them.
(5)	Non-voting shares.
(6)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Bond	7.500%	11/15/16	$ 59,234,706
U.S. Treasury Bond	8.750	5/15/17	144,375,000
U.S. Treasury Bond	8.875	8/15/17	71,562,500

(7)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depository Receipt, voting rights may vary.

13

PORTFOLIO DIVERSIFICATION - March 31, 2008 (Unaudited)
	Value	Percentage of Total Net Assets
Consumer Discretionary	$1,694,668,438	10.6%
Consumer Staples	1,401,058,515	8.7
Energy	1,561,023,308	9.7
Financials	2,321,168,371	14.5
Healthcare	572,212,849	3.6
Industrials	2,990,243,197	18.7
Information Technology	751,892,122	4.7
Materials	1,633,093,617	10.2
Telecommunication Services	1,463,395,081	9.1
Utilities	1,399,071,485	8.7

Total common and preferred stocks	15,787,826,983	98.5
Short-term investments	269,773,000	1.7

Total investments	16,057,599,983	100.2
Other assets less liabilities	(27,884,028)	(0.2)

Total net assets	$16,029,715,955	100.0%

CURRENCY EXPOSURE - March 31, 2008 (Unaudited)
	Value	Percentage of Total Investments
Australian dollar	$11,007,659	0.1%
Brazilian real	12,782,582	0.1
British pound	785,601,981	4.9
Euro	6,485,026,713	40.4
Hong Kong dollar	2,147,544,064	13.4
Indian rupee	55,798,015	0.3
Japanese yen	1,690,675,719	10.5
Norwegian krone	881,976,641	5.5
Qatari riyal	50,241,525	0.3
South African rand	99,336,360	0.6
South Korean won	502,190,023	3.1
Swedish krona	13,792,783	0.1
Swiss franc	1,587,810,163	9.9
US dollar	1,733,815,755	10.8

Total investments	$16,057,599,983	100.0%

TOP TEN HOLDINGS - March 31, 2008 (Unaudited)
Company Name	Country	Percentage of Total Net Assets
Roche Holding AG	Switzerland	3.6%
Nestle SA	Switzerland	3.4
Bayer AG	Germany	2.8
Wacker Chemie AG	Germany	2.7
Fortum Oyj	Finland	2.6
SeaDrill Ltd.	Norway	2.6
Vinci SA	France	2.6
Telefonica S.A.	Spain	2.6
Gazprom	Russia	2.4
ASML Holding N.V.	Netherlands	2.4

Total		27.7%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

14

ARTISAN INTERNATIONAL VALUE FUND

Schedule of Investments – March 31, 2008 (Unaudited)

	Shares Held	Value

COMMON STOCKS - 96.1%

BERMUDA - 1.1%
Lancashire Holdings Ltd	2,943,534	$16,415,702

CANADA - 2.1%
CanWest Global Communications Corp.(1)	6,505,602	31,689,814

FRANCE - 8.5%
Gemalto NV(1)	1,237,292	36,000,669
Neopost SA	241,394	27,092,433
Sanofi-Aventis	412,441	30,942,207
Societe Television Francaise 1	1,545,539	33,989,448

		128,024,757
GERMANY - 5.0%
Heidelberger Druckmaschinen AG	1,181,232	31,721,415
MLP AG	224,548	3,197,634
Pfeiffer Vacuum Technology AG	443,001	40,781,273

		75,700,322
HONG KONG - 1.8%
Guoco Group Limited	2,818,600	27,596,939

ITALY - 1.6%
Esprinet S.p.A.	2,155,562	24,451,208

JAPAN - 15.1%
Credit Saison Co., Ltd.	2,048,550	57,132,514
MEITEC CORPORATION	1,281,300	38,819,482
The San-in Godo Bank, Ltd.	932,212	7,453,581
SANKYO CO., LTD.	823,737	48,921,780
SEINO HOLDINGS CO., LTD.	1,048,800	6,818,042
Sekisui House, Ltd.	3,540,700	32,750,054
UNICHARM CORPORATION	481,900	35,243,289

		227,138,742
MEXICO - 4.2%
Grupo Modelo, S.A. de C.V., Series C	7,252,100	31,760,624
Kimberly-Clark de Mexico, S.A. de C.V., Class A	7,127,100	31,641,773

		63,402,397

	Shares Held	Value

NETHERLANDS - 4.5%
Wolters Kluwer NV	2,555,943	$67,670,168

SOUTH KOREA - 5.9%
Lotte Chilsung Beverage Co., Ltd.	11,209	10,525,945
Samsung Electronics Co., Ltd.	85,197	53,594,922
SK Telecom Co., Ltd. (DR)	1,150,511	24,862,543

		88,983,410
SWITZERLAND - 15.9%
Adecco SA	834,009	48,162,739
Givaudan SA	33,159	32,805,073
Novartis AG	1,599,062	81,957,764
Panalpina Welttransport Holding AG	187,341	22,920,080
Pargesa Holding SA	401,672	44,774,031
Tamedia AG	70,228	8,068,689

		238,688,376
UNITED KINGDOM - 22.8%
Benfield Group Plc(2)	11,164,335	55,171,690
Cadbury Schweppes plc	3,332,357	36,606,081
Carpetright PLC	1,043,609	15,792,895
Diageo plc	1,878,312	37,874,379
Experian Group Ltd.	6,485,019	47,234,726
Galiform Plc(1)	25,171,384	39,590,451
Home Retail Group plc	2,510,783	13,018,159
Signet Group plc	41,731,985	51,143,458
Unilever plc (DR)	1,079,013	36,384,318
Vitec Group PLC	1,152,170	9,809,750

		342,625,907
UNITED STATES - 7.6%
Arch Capital Group Ltd.(1)	270,236	18,557,106
Covidien Ltd.	1,169,250	51,739,313
Tyco Electronics Ltd.	728,550	25,003,836
Willis Group Holdings Limited	549,515	18,469,199

		113,769,454

Total common stocks (Cost $1,427,432,464)		1,446,157,196

15

	Par Amount	Value
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 4.1%
Repurchase agreement with Fixed Income Clearing Corporation, 1.10%, dated 3/31/08, due 4/1/08, maturity value $61,262,872(3) (Cost $61,261,000)	$61,261,000	$61,261,000

Total investments - 100.2% (Cost $1,488,693,464)		1,507,418,196

Other assets less liabilities - (0.2%)		(3,168,473)

Total net assets - 100.0%(4)		$1,504,249,723

(1)	Non-income producing security.
(2)	Affiliated company as defined by the Investment Company Act of 1940. See Note (6) in Notes to Financial Statements.
(3)	Collateralized by:

Issuer	Maturity	Value
U.S. Treasury Bill	6/12/08	$62,486,975

(4)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depository Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION - March 31, 2008 (Unaudited)
	Value	Percentage of Total Net Assets
Consumer Discretionary	$352,444,666	23.4%
Consumer Staples	220,036,409	14.6
Financials	248,768,396	16.5
Healthcare	164,639,284	11.0
Industrials	236,457,757	15.7
Information Technology	166,143,068	11.0
Materials	32,805,073	2.2
Telecommunication Services	24,862,543	1.7

Total common stocks	1,446,157,196	96.1
Short-term investments	61,261,000	4.1

Total investments	1,507,418,196	100.2
Other assets less liabilities	(3,168,473)	(0.2)

Total net assets	$1,504,249,723	100.0%

CURRENCY EXPOSURE - March 31, 2008 (Unaudited)
	Value	Percentage of Total Investments
British pound	$322,657,291	21.4%
Canadian dollar	31,689,814	2.1
Euro	295,846,455	19.6
Hong Kong dollar	27,596,939	1.8
Japanese yen	227,138,742	15.1
Mexican peso	63,402,397	4.2
South Korean won	64,120,867	4.3
Swiss franc	238,688,376	15.8
US dollar	236,277,315	15.7

Total investments	$1,507,418,196	100.0%

TOP TEN HOLDINGS - March 31, 2008 (Unaudited)
Company Name	Country	Percentage of Total Net Assets
Novartis AG	Switzerland	5.4%
Wolters Kluwer NV	Netherlands	4.5
Credit Saison Co., Ltd.	Japan	3.8
Benfield Group Plc	United Kingdom	3.7
Samsung Electronics Co., Ltd.	South Korea	3.6
Covidien Ltd.	United States	3.4
Signet Group plc	United Kingdom	3.4
SANKYO CO., LTD.	Japan	3.3
Adecco SA	Switzerland	3.2
Experian Group Ltd.	United Kingdom	3.1

Total		37.4%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

16

ARTISAN MID CAP FUND

Schedule of Investments – March 31, 2008 (Unaudited)

	Shares Held	Value

COMMON STOCKS - 97.3%

CONSUMER DISCRETIONARY - 10.7%
Auto Components - 2.0%
BorgWarner Inc.	2,296,651	$98,824,892

Distributors - 0.2%
LKQ Corporation(1)	522,219	11,734,261

Hotels, Restaurants & Leisure - 2.8%
Chipotle Mexican Grill, Inc., Class B(1)	87,000	8,446,830
Panera Bread Company, Class A(1)	390,900	16,374,801
Starbucks Corporation(1)	1,904,358	33,326,265
Starwood Hotels & Resorts Worldwide, Inc.	659,100	34,108,425
Wyndham Worldwide Corporation	2,304,481	47,656,667

		139,912,988
Internet & Catalog Retail - 1.3%
Amazon.com, Inc.(1)	885,322	63,123,459

Multiline Retail - 0.5%
Kohl’s Corporation(1)	563,300	24,159,937

Specialty Retail - 2.6%
Best Buy Co., Inc.	626,276	25,965,403
GameStop Corp.(1)	758,900	39,242,719
J. Crew Group, Inc.(1)	698,541	30,854,556
Williams-Sonoma, Inc.	1,287,200	31,201,728

		127,264,406
Textiles, Apparel & Luxury Goods - 1.3%
Crocs, Inc.(1)	964,115	16,843,089
Polo Ralph Lauren Corporation, Class A	710,840	41,434,864
Quiksilver, Inc.(1)	593,170	5,818,998

		64,096,951
CONSUMER STAPLES - 5.7%
Beverages - 2.9%
Hansen Natural Corporation(1)	4,057,000	143,212,100

Food Products - 0.3%
Bunge Limited	195,421	16,978,176

Personal Products - 2.5%
Avon Products, Inc.	1,867,364	73,835,573
Bare Escentuals, Inc.(1)	2,058,218	48,203,465

		122,039,038

	Shares Held	Value

ENERGY - 4.1%
Energy Equipment & Services - 3.6%
Dresser-Rand Group Inc.(1)	1,892,075	$58,181,306
Helix Energy Solutions Group, Inc.(1)	2,323,201	73,180,831
Weatherford International Ltd.(1)	618,272	44,806,172

		176,168,309
Oil, Gas & Consumable Fuels - 0.5%
Denbury Resources Inc.(1)	938,107	26,782,955

FINANCIALS - 7.4%
Capital Markets - 3.2%
Affiliated Managers Group, Inc.(1)	543,216	49,291,420
BlackRock, Inc.	118,550	24,205,539
Invesco Limited	3,519,330	85,730,879

		159,227,838
Consumer Finance - 0.3%
SLM Corporation(1)	914,759	14,041,551

Diversified Financial Services - 1.2%
CME Group Inc., Class A	48,385	22,697,403
Moody’s Corporation	1,060,567	36,939,549

		59,636,952
Real Estate Management & Development - 2.2%
CB Richard Ellis Group, Inc.(1)	1,430,600	30,958,184
The St. Joe Company	1,782,081	76,504,737

		107,462,921
Thrifts & Mortgage Finance - 0.5%
Federal Home Loan Mortgage Corporation	558,000	14,128,560
MGIC Investment Corporation	1,108,800	11,675,664

		25,804,224
HEALTHCARE - 23.8%
Biotechnology - 2.8%
Celgene Corporation(1)	1,822,601	111,707,215
ImClone Systems Incorporated(1)	645,955	27,401,411

		139,108,626
Health Care Equipment & Supplies - 7.9%
C.R. Bard, Inc.	1,472,941	141,991,512
Gen-Probe Incorporated(1)	383,200	18,470,240
Intuitive Surgical, Inc.(1)	324,811	105,352,448
NuVasive, Inc.(1)	682,052	23,537,614
Varian Medical Systems, Inc.(1)	2,165,122	101,414,314

		390,766,128
Health Care Providers & Services - 0.4%
CIGNA Corporation	484,565	19,658,802

17

	Shares Held	Value

HEALTHCARE (CONTINUED)
Health Care Technology - 2.7%
Cerner Corporation(1)	3,621,447	$135,007,544

Life Sciences Tools & Services - 5.9%
Applera Corporation	1,748,644	57,460,442
Thermo Fisher Scientific, Inc.(1)	4,128,571	234,667,976

		292,128,418
Pharmaceuticals - 4.1%
Allergan, Inc.	3,550,918	200,236,266

INDUSTRIALS - 15.4%
Aerospace & Defense - 2.9%
Hexcel Corporation(1)	1,649,215	31,516,499
Precision Castparts Corp.	1,083,922	110,646,758

		142,163,257
Air Freight & Logistics - 1.0%
C.H. Robinson Worldwide, Inc.	211,913	11,528,067
Expeditors International of Washington, Inc.	828,903	37,449,837

		48,977,904
Airlines - 0.9%
Southwest Airlines Co.	3,542,374	43,925,438

Commercial Services & Supplies - 0.7%
Robert Half International Inc.	1,341,800	34,537,932

Construction & Engineering - 3.0%
Fluor Corporation	709,181	100,107,990
Quanta Services, Inc.(1)	2,008,416	46,534,999

		146,642,989
Electrical Equipment - 5.0%
Cooper Industries, Ltd.	3,202,004	128,560,461
First Solar, Inc.(1)	27,764	6,417,371
Rockwell Automation, Inc.	395,800	22,726,836
Roper Industries, Inc.	1,480,560	88,004,486

		245,709,154
Machinery - 1.9%
AGCO Corporation(1)	1,072,961	64,248,905
Harsco Corporation	578,522	32,038,548

		96,287,453
INFORMATION TECHNOLOGY - 27.8%
Communications Equipment - 2.2%
Ciena Corporation(1)	327,246	10,088,994
Juniper Networks, Inc.(1)	3,984,708	99,617,700

		109,706,694
Computers & Peripherals - 3.4%
Intermec, Inc.(1)(2)	3,656,619	81,140,376
NetApp, Inc.(1)	1,769,787	35,484,229
Sun Microsystems, Inc.(1)	3,461,577	53,758,291

		170,382,896

	Shares Held	Value

INFORMATION TECHNOLOGY (CONTINUED)
Electronic Equipment & Instruments - 1.7%
Flextronics International Ltd.(1)	2,649,590	$24,879,650
Trimble Navigation Limited(1)	2,011,277	57,502,409

		82,382,059
Internet Software & Services - 0.8%
VeriSign, Inc.(1)	1,195,620	39,742,409

IT Services - 3.3%
Iron Mountain Incorporated(1)	414,249	10,952,744
Paychex, Inc.	250,168	8,570,756
SRA International, Inc., Class A(1)	810,800	19,710,548
The Western Union Company	5,925,619	126,037,916

		165,271,964
Office Electronics - 0.9%
Zebra Technologies Corporation(1)	1,351,603	45,035,412

Semiconductors & Semiconductor Equipment - 6.7%
Analog Devices, Inc.	1,674,854	49,441,690
Broadcom Corporation, Class A(1)	7,198,030	138,706,038
Marvell Technology Group Ltd.(1)	1,059,294	11,525,119
MEMC Electronic Materials, Inc.(1)	656,080	46,516,072
NVIDIA Corporation(1)	4,182,783	82,777,276

		328,966,195
Software - 8.8%
Autodesk, Inc.(1)	408,300	12,853,284
Electronic Arts Inc.(1)	5,753,685	287,223,955
NAVTEQ Corporation(1)	352,198	23,949,464
Red Hat, Inc.(1)	4,347,095	79,943,077
VMware, Inc., Class A(1)	747,184	31,994,419

		435,964,199
MATERIALS - 1.3%
Chemicals - 1.3%
The Mosaic Company(1)	625,288	64,154,549

TELECOMMUNICATION SERVICES - 0.7%
Wireless Telecommunication Services - 0.7%
NII Holdings, Inc.(1)	1,091,655	34,692,796

UTILITIES - 0.4%
Independent Power Producers & Energy Traders - 0.4%
Calpine Corporation(1)	976,100	17,979,762

Total common stocks (Cost $4,543,254,105)		4,809,899,804

18

	Par Amount	Value
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 4.6%
Repurchase agreement with Fixed Income Clearing Corporation, 1.10%, dated 3/31/08, due 4/1/08, maturity value $227,515,952(3) (Cost $227,509,000)	$227,509,000	$227,509,000

Total investments - 101.9% (Cost $4,770,763,105)		5,037,408,804

Other assets less liabilities - (1.9%)		(94,030,269)

Total net assets - 100.0%(4)		$4,943,378,535

(1)	Non-income producing security.
(2)	Affiliated company as defined by the Investment Company Act of 1940. See Note (6) in Notes to Financial Statements.
(3)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Bond	6.875%	8/15/25	$75,834,275
U.S. Treasury Bond	6.000	2/15/26	87,220,075
U.S. Treasury Bond	5.250	11/15/28	69,010,150

(4)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

TOP TEN HOLDINGS - March 31, 2008 (Unaudited)
Company Name	Country	Percentage of Total Net Assets
Electronic Arts Inc.	United States	5.8%
Thermo Fisher Scientific, Inc.	United States	4.7
Allergan, Inc.	United States	4.1
Hansen Natural Corporation	United States	2.9
C.R. Bard, Inc.	United States	2.9
Broadcom Corporation	United States	2.8
Cerner Corporation	United States	2.7
Cooper Industries, Ltd.	United States	2.6
The Western Union Company	United States	2.5
Celgene Corporation	United States	2.3

Total		33.3%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

19

ARTISAN FUNDS, INC.

Statements of Assets and Liabilities – March 31, 2008 (Unaudited)

EMERGING MARKETS
ASSETS:
Investments in securities, unaffiliated, at value	$81,274,577
Investments in securities, affiliated, at value	-
Short-term investments (repurchase agreements), at value	1,006,000

Total investments	82,280,577
Cash	966
Foreign currency	22,724
Net unrealized gain on foreign currency forward contracts	-
Receivable from investments sold	2,007,224
Receivable from fund shares sold	-
Dividends and interest receivable	476,729
Other assets	107

Total assets	84,788,327

LIABILITIES:
Due to custodian for foreign currency	556,242
Net unrealized loss on foreign currency forward contracts	929
Payable for investments purchased	1,879,553
Payable for fund shares redeemed	-
Payable for operating expenses	13,898
Payable for withholding taxes	36,810
Payable for deferred directors’ compensation	107

Total liabilities	2,487,539

Total net assets	$82,300,788

NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$83,655,001
Net unrealized appreciation (depreciation) on investments and foreign currency related transactions	(1,998,638)
Accumulated undistributed net investment income (loss)	274,796
Accumulated undistributed net realized gains (losses) on investments and foreign currency related transactions	369,629

$82,300,788

SUPPLEMENTARY INFORMATION:
Net assets
Investor Shares
Institutional Shares	$82,300,788
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Investor Shares
Institutional Shares	5,234,852
Net asset value, offering price and redemption price per share
Investor Shares
Institutional Shares	$15.72
Cost of securities of unaffiliated issuers held	$84,261,952
Cost of securities of affiliated issuers held	$-
Cost of foreign currency	$22,457

20

INTERNATIONAL	INTERNATIONAL VALUE	MID CAP

$15,696,872,011	$1,390,985,506	$4,728,759,428
90,954,972	55,171,690	81,140,376
269,773,000	61,261,000	227,509,000

16,057,599,983	1,507,418,196	5,037,408,804
22	504	458
8,641,709	3	-
-	59,874	-
80,554,742	10,094,844	26,727,000
29,258,348	4,026,578	7,521,734
33,394,950	7,677,481	2,048,113
176,113	16,294	68,069

16,209,625,867	1,529,293,774	5,073,774,178

-	-	-
84,018	-	-
165,069,553	22,589,072	55,205,427
8,438,928	1,339,496	72,396,278
5,401,335	709,582	2,725,869
739,965	389,607	-
176,113	16,294	68,069

179,909,912	25,044,051	130,395,643

$16,029,715,955	$1,504,249,723	$4,943,378,535

$13,179,396,798	$1,443,635,912	$4,443,169,390
2,595,328,034	18,674,895	266,645,699
(83,864,445)	(12,446,075)	(20,917,238)
338,855,568	54,384,991	254,480,684

$16,029,715,955	$1,504,249,723	$4,943,378,535

$11,741,351,801	$1,281,569,178	$4,303,375,257
$4,288,364,154	$222,680,545	$640,003,278

443,293,808	53,020,717	159,832,182
160,741,897	9,214,499	23,198,099

$26.49	$24.17	$26.92
$26.68	$24.17	$27.59
$13,352,371,984	$1,422,157,582	$4,674,781,546
$110,038,880	$66,535,882	$95,981,559
$8,619,142	$3	$-

The accompanying notes are an integral part of the financial statements.

21

ARTISAN FUNDS, INC.

Statements of Operations – For the Six Months Ended March 31, 2008 (Unaudited)

EMERGING MARKETS
INVESTMENT INCOME:
Dividends, from unaffiliated issuers(1)	$653,441
Dividends, from affiliated issuers(1)	-
Interest	50,901

Total investment income	704,342

EXPENSES:
Advisory fees	307,008
Transfer agent fees
Investor Shares
Institutional Shares	7,759
Shareholder communications
Investor Shares
Institutional Shares	5,568
Custodian fees	40,341
Accounting fees	22,182
Professional fees	20,903
Registration fees
Investor Shares
Institutional Shares	7,540
Directors’ fees	3,000
Other operating expenses	3,973

Total operating expenses	418,274

Net investment income (loss)	286,068

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on:
Investments(1)	572,636
Foreign currency related transactions	(49,250)

523,386
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments	(4,836,029)
Foreign currency related transactions	876

(4,835,153)

Net (loss) on investments and foreign currency related transactions	(4,311,767)

Net (decrease) in net assets resulting from operations	$(4,025,699)

(1) Fund	Net of foreign taxes withheld on dividends, unaffiliated issuers	Net of foreign taxes withheld on dividends, affiliated issuers	Including net realized gain (loss) on investments from affiliated issuers
Emerging Markets	$39,767	$-	$-
International	7,943,795	129,739	(13,423,041)
International Value	723,074	40,498	12,565,050
Mid Cap	-	-	(61,663,177)

22

INTERNATIONAL	INTERNATIONAL VALUE	MID CAP

$112,690,349	$14,555,890	$8,277,263
1,723,678	3,467,059	-
6,792,310	1,911,061	5,816,194

121,206,337	19,934,010	14,093,457

79,183,223	7,825,974	26,989,867

14,460,081	1,425,671	7,086,746
13,740	9,362	11,005

752,298	236,397	442,429
22,925	10,370	7,361
3,971,544	296,303	62,462
39,462	38,469	32,610
453,242	53,883	101,272

117,611	28,457	32,399
13,708	13,958	9,229
235,857	22,609	80,852
321,991	41,221	107,201

99,585,682	10,002,674	34,963,433

21,620,655	9,931,336	(20,869,976)

596,606,093	68,238,511	356,901,656
(1,522,246)	346,480	638

595,083,847	68,584,991	356,902,294

(2,159,265,557)	(211,388,452)	(1,157,740,421)
219,396	(120,902)	(227)

(2,159,046,161)	(211,509,354)	(1,157,740,648)

(1,563,962,314)	(142,924,363)	(800,838,354)

$(1,542,341,659)	$(132,993,027)	$(821,708,330)

The accompanying notes are an integral part of the financial statements.

23

ARTISAN FUNDS, INC.

Statements of Changes in Net Assets

	EMERGING MARKETS
	Six Months Ended 3/31/2008(1)	Year Ended 9/30/2007
OPERATIONS:
Net investment income (loss)	$286,068	$63,262
Net realized gain (loss) on:
Investments	572,636	1,381,724
Foreign currency related transactions	(49,250)	(36,234)
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments	(4,836,029)	2,411,591
Foreign currency related transactions	876	(14,136)

Net increase (decrease) in net assets resulting from operations	(4,025,699)	3,806,207

DISTRIBUTIONS PAID TO SHAREHOLDERS:
Net investment income:
Investor Shares
Institutional Shares	(39,728)	(15,593)
Net realized gains on investment transactions:
Investor Shares
Institutional Shares	(1,484,717)	(166,242)

Total distributions paid to shareholders	(1,524,445)	(181,835)

FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	69,434,569	8,910,431

Total increase (decrease) in net assets	63,884,425	12,534,803

Net assets, beginning of period	18,416,363	5,881,560

Net assets, end of period	$82,300,788	$18,416,363

Accumulated undistributed net investment income (loss)	$274,796	$28,456

(1)	Unaudited.

24

INTERNATIONAL		INTERNATIONAL VALUE		MID CAP
Six Months Ended 3/31/2008(1)	Year Ended 9/30/2007	Six Months Ended 3/31/2008(1)	Year Ended 9/30/2007	Six Months Ended 3/31/2008(1)	Year Ended 9/30/2007

$21,620,655	$170,443,080	$9,931,336	$25,017,010	$(20,869,976)	$(38,619,173)

596,606,093	2,377,934,207	68,238,511	123,912,908	356,901,656	1,029,163,034
(1,522,246)	(2,590,790)	346,480	(479,568)	638	-

(2,159,265,557)	1,463,335,658	(211,388,452)	54,992,214	(1,157,740,421)	460,018,755
219,396	(11,135)	(120,902)	90,080	(227)	227

(1,542,341,659)	4,009,111,020	(132,993,027)	203,532,644	(821,708,330)	1,450,562,843

(77,647,652)	(149,579,440)	(26,380,830)	(24,384,272)	-	-
(38,324,885)	(69,406,627)	(4,772,228)	(1,768,836)	-	-

(1,707,284,385)	(800,807,381)	(86,616,796)	(70,469,856)	(883,929,699)	(480,601,368)
(637,085,303)	(332,232,670)	(13,775,532)	(4,994,818)	(121,786,964)	(82,408,794)

(2,460,342,225)	(1,352,026,118)	(131,545,386)	(101,617,782)	(1,005,716,663)	(563,010,162)

2,173,030,663	1,284,431,884	(44,791,278)	399,089,514	666,073,671	(152,617,669)

(1,829,653,221)	3,941,516,786	(309,329,691)	501,004,376	(1,161,351,322)	734,935,012

17,859,369,176	13,917,852,390	1,813,579,414	1,312,575,038	6,104,729,857	5,369,794,845

$16,029,715,955	$17,859,369,176	$1,504,249,723	$1,813,579,414	$4,943,378,535	$6,104,729,857

$(83,864,445)	$10,487,437	$(12,446,075)	$8,775,647	$(20,917,238)	$(47,262)

The accompanying notes are an integral part of the financial statements.

25

ARTISAN FUNDS, INC.

Financial Highlights – For a share outstanding throughout each period

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of a Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).

Year or Period Ended		Net Asset Value Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments		Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains

ARTISAN EMERGING MARKETS FUND
Institutional Shares
3/31/2008	(5)	$16.71	$0.08	$(0.74)		$(0.66)	$(0.01)	$(0.32)
9/30/2007		11.15	0.09	5.81		5.90	(0.03)	(0.31)
9/30/2006	(6)	10.00	0.03	1.12		1.15	-	-

ARTISAN INTERNATIONAL FUND
Institutional Shares
3/31/2008	(5)	$33.99	$0.06	$(2.63)		$(2.57)	$(0.27)	$(4.47)
9/30/2007		28.92	0.37	7.52		7.89	(0.49)	(2.33)
9/30/2006		24.54	0.22	4.62		4.84	(0.46)	-
9/30/2005		19.44	0.25	5.01		5.26	(0.16)	-
9/30/2004		16.63	0.16	2.86		3.02	(0.21)	-
9/30/2003	(7)	15.71	0.03	0.89		0.92	-	-
6/30/2003		18.24	0.25	(2.65)		(2.40)	(0.13)	-

ARTISAN INTERNATIONAL VALUE FUND
Institutional Shares
3/31/2008	(5)	$28.53	$0.19	$(2.30)		$(2.11)	$(0.58)	$(1.67)
9/30/2007		26.71	0.41	3.14		3.55	(0.45)	(1.28)

ARTISAN MID CAP FUND
Institutional Shares
3/31/2008	(5)	$37.78	$(0.08)	$(4.21)		$(4.29)	$-	$(5.90)
9/30/2007		32.24	(0.16)	9.17		9.01	-	(3.47)
9/30/2006		31.21	(0.10)	2.46		2.36	-	(1.33)
9/30/2005		26.38	(0.12)	4.95		4.83	-	-
9/30/2004		23.28	(0.14)	3.24		3.10	-	-
9/30/2003	(7)	21.96	(0.03)	1.35		1.32	-	-
6/30/2003		22.24	(0.07)	(0.21	)(8)	(0.28)	-	-

(1)	Computed based on average shares outstanding.
(2)	Periods less than twelve months (where applicable) are not annualized.
(3)	Periods less than twelve months (where applicable) are annualized.
(4)

The ratios of expenses to average net assets and net investment income (loss) to average net assets exclude expenses waived or paid by the Adviser and waived by the board of directors. Absent expenses waived or paid by the Adviser and waived by the board of directors, the ratios of expenses to average net assets and net investment income (loss) to average net assets would have been as follows:

	Year or Period Ended	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets
Emerging Markets Institutional Shares	9/30/2007	3.19%	(1.08)%
	9/30/2006	7.58	(5.11)

26

Total Distributions	Net Asset Value End of Period	Total Return(2)	Net Assets End of Period (millions)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)

$(0.33)	$15.72	(3.94)%	$82.3	1.43%	0.98%	22.79%
(0.34)	16.71	53.99	18.4	1.44	0.67	71.28
-	11.15	11.50	5.9	1.40	1.07	24.26

$(4.74)	$26.68	(8.72)%	$4,288.4	0.98%	0.42%	27.67%
(2.82)	33.99	28.99	5,049.3	0.98	1.22	66.30
(0.46)	28.92	20.07	4,116.0	1.00	0.82	57.80
(0.16)	24.54	27.21	3,988.1	0.99	1.11	56.15
(0.21)	19.44	18.31	3,622.1	1.01	0.85	54.96
-	16.63	5.86	3,354.7	1.00	0.73	15.23
(0.13)	15.71	(13.09)	2,975.0	1.01	1.68	37.13

$(2.25)	$24.17	(7.65)%	$222.7	1.04%	1.47%	27.03%
(1.73)	28.53	13.48	218.9	1.06	1.47	45.60

$(5.90)	$27.59	(13.17)%	$640.0	0.95%	(0.47)%	45.82%
(3.47)	37.78	30.17	785.4	0.95	(0.47)	71.04
(1.33)	32.24	7.66	797.9	0.95	(0.31)	73.59
-	31.21	18.35	981.3	0.95	(0.40)	83.00
-	26.38	13.27	1,036.0	0.96	(0.54)	101.09
-	23.28	6.06	929.6	0.98	(0.59)	26.52
-	21.96	(1.26)	829.0	1.00	(0.36)	102.85

(4)	(continued)

	Year or Period Ended	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets
International Institutional Shares	9/30/2003	1.00%	0.73%
Mid Cap Institutional Shares	9/30/2003	0.98	(0.59)

(5)	Unaudited. For the six months ended March 31, 2008.
(6)	For the period from commencement of operations (June 26, 2006) through September 30, 2006.
(7)	For the period from July 1, 2003 to September 30, 2003. Artisan Funds changed its fiscal year-end from June 30 to September 30 effective September 30, 2003.
(8)	The amount shown may not correlate with the aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of fund shares.

The accompanying notes are an integral part of the financial statements.

27

ARTISAN FUNDS, INC.

Notes to Financial Statements – March 31, 2008 (Unaudited)

(1)	Organization:

Artisan Funds, Inc. (“Artisan Funds”) was incorporated on January 5, 1995, as a Wisconsin corporation and is registered under the Investment Company Act of 1940, as amended. Artisan Funds is a series comprised of ten open-end, diversified mutual funds. Artisan Emerging Markets Fund (“Emerging Markets Fund” or “Emerging Markets”), Artisan International Fund (“International Fund” or “International”), Artisan International Value Fund (“International Value Fund” or “International Value”) and Artisan Mid Cap Fund (“Mid Cap Fund” or “Mid Cap”), each a series of Artisan Funds (each a “Fund“ and collectively the “Funds”), commenced operations on June 26, 2006, December 28, 1995, September 23, 2002 and June 27, 1997, respectively. Each Fund’s investment objective is to seek long-term capital growth.

Emerging Markets Fund offers shares of capital stock of one class – Institutional Shares, International Fund, International Value Fund and Mid Cap Fund offer shares of capital stock of two classes – Institutional Shares and Investor Shares – and have offered Investor Shares since the commencement of operations. International Fund, International Value Fund and Mid Cap Fund began offering Institutional Shares on July 1, 1997, October 1, 2006 and July 1, 2000, respectively. Institutional Shares are sold to institutional investors meeting certain minimum investment requirements.

Each class of shares has equal rights with respect to portfolio assets and voting privileges. Each class has exclusive voting rights with respect to any matters involving only that class.

Income, expenses not specific to either class and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares. Expenses attributable to a particular class of shares, such as transfer agency fees, shareholder communication expenses and registration fees, are allocated directly to that class.

(2)	Summary of significant accounting policies:

The following is a summary of significant accounting policies of the Funds in effect during the period covered by the financial statements, which were in accordance with United States generally accepted accounting principles.

(a)	Security valuation – The net asset value (“NAV”) of the shares of each class of each Fund was determined as of the close of regular session trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m., Eastern Time, but sometimes earlier) each day the NYSE was open for regular session trading. The NAV of each class of shares was determined by dividing the value of each Fund’s securities and other assets attributed to that class, less its liabilities attributed to that class, by the number of outstanding shares of that class of that Fund.

In determining NAV, each equity security traded on a securities exchange, including the Nasdaq Stock Market and over-the-counter securities, was valued at the closing price as of the time of valuation on the exchange or market designated by the Fund’s accounting agent or pricing vendor as the principal exchange (the “principal exchange”). The closing price provided by the pricing vendor for a principal exchange

28

NOTES TO FINANCIAL STATEMENTS

may differ from the price quoted elsewhere and may represent information such as last sales price, an official closing price, a closing auction price or other information, depending on exchange or market convention. Absent closing price information from the principal exchange as of the time of valuation, the security was valued using the closing price on another exchange on which the security traded (if such price is made available by the pricing vendor) or the most recent bid quotation on the principal exchange or, if not available, another exchange or in the over-the-counter market, except that securities listed on the London Stock Exchange were valued at the mean of the most recent bid and asked quotations as of the time of valuation. Short-term investments, other than repurchase agreements, maturing within sixty days from the valuation date were valued at amortized cost, which approximates market value.

Equity-linked securities, such as participation certificates, that provide economic exposure to an underlying security without a direct investment in such security, will be valued as if the portfolio owned the underlying security upon which the value of the equity-linked security is based.

Securities for which prices were not readily available were valued by Artisan Funds’ valuation committee (the “valuation committee”) at a fair value determined in good faith under procedures established by and under the general supervision of Artisan Funds’ board of directors (the “board of directors”). A price was considered to be not readily available if, among other things, the valuation committee believed that the price determined as described in the preceding paragraph did not reflect a fair value of the security.

Emerging Markets Fund, International Fund and International Value Fund generally invested a significant portion, and perhaps as much as substantially all, of their total assets in securities principally traded in markets outside the U.S. The foreign markets in which the Funds invested were sometimes open on days when the NYSE was not open and the Funds did not calculate their NAVs, and sometimes were not open on days when the Funds did calculate their NAVs. Even on days on which both the foreign market and the NYSE were open, several hours may have passed between the time when trading in the foreign market closed and the time as of which the Funds calculate their NAVs. That was generally the case for markets in Europe, Asia, Australia and other far eastern markets; the regular closing time of foreign markets in North and South America was generally the same as the closing time of the NYSE and the time as of which the Funds calculated their NAVs.

The valuation committee concluded that a price determined under the Funds’ valuation procedures was not readily available if, among other things, the valuation committee believed that the value of the security might have been materially affected by events occurring after the close of the market in which the security was principally traded but before the time for determination of NAV (“subsequent event”). A subsequent event might include a company-specific development (for example, announcement of a merger that is made after the close of the foreign market), a development that might affect an entire market or region (for example, imposition of foreign exchange controls by a foreign government), a potentially global development (such as a terrorist attack that may be expected to have an impact on investor expectations worldwide) or a significant change in one or more U.S. securities indexes. Artisan Funds monitored for subsequent events using several tools. An indication by any of those tools of a potential

29

NOTES TO FINANCIAL STATEMENTS

material change in the value of securities resulted in either a meeting of the valuation committee, which considered whether a subsequent event had occurred and whether local market closing prices continued to represent fair values for potentially affected non-U.S. securities, and/or a valuation based on information provided by a third party research service. This third party research service was used to assist in determining estimates of fair values for foreign securities. That service utilized statistical data based on historical performance of securities, markets and other data in developing factors used to estimate a fair value.

Estimates of fair values utilized by the Funds as described above may differ from the value realized on the subsequent sale of those securities and from quoted or published prices for those securities. The differences may have been material to the NAV of the applicable Fund or to the information presented.

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social, and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions.

(b)	Income taxes – No provision was made for federal income taxes or excise taxes since each Fund intends to (i) comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and (ii) distribute to its shareholders substantially all of its taxable income as well as net realized gains from the sale of investment securities. The Funds may utilize earnings and profits distributed to shareholders on redemptions of Fund shares as part of the dividends paid deduction.

The Funds may be subject to taxes on realized gains from the sale of investment securities imposed by certain countries in which the Funds invest. The Funds recorded the foreign tax expense, if any, on an accrual basis. The taxes were included in “Payable for withholding taxes” on the accompanying Statements of Assets and Liabilities.

(c)	Portfolio transactions – In determining a Fund’s NAV, security transactions and shareholder transactions were accounted for no later than one business day after trade date, in accordance with applicable law. However, for financial reporting purposes, security transactions and shareholder transactions were recorded on trade date in accordance with U.S. generally accepted accounting principles. Net realized gains and losses on securities were computed on specific security lot identification.

(d)	Foreign currency translation – Values of foreign investments, open foreign currency forward contracts, payables for capital gains taxes and cash denominated in foreign currencies were translated into U.S. dollars using a spot market rate of exchange as of the time of determination of each Fund’s NAV on the day of valuation. Payables and receivables for securities transactions, dividend and reclaim receivables and other receivables and payables denominated in a foreign currency were translated into U.S. dollars using a spot market rate of exchange as of 12:00 p.m. (Eastern Time) on the day of valuation. Purchases and sales of investments and dividend and interest income were translated into U.S. dollars using a spot market rate of exchange as of 12:00 p.m. (Eastern Time) on the date of such transactions. The portion of security gains or losses resulting from changes in foreign exchange rates was included with net realized and unrealized gain or loss from investments, as appropriate, for both financial reporting and tax purposes.

30

NOTES TO FINANCIAL STATEMENTS

The Funds may enter into foreign currency forward contracts to hedge the foreign currency exposure on open payables and receivables. Foreign currency forward contracts, if any, were recorded at market value and any related realized and unrealized gains and losses were reported as foreign currency related transactions for financial reporting purposes. These foreign currency forward contracts, or spot contracts, generally settle within two business days. For tax purposes, these foreign exchange gains and losses were treated as ordinary income or loss. The Funds could be exposed to loss if the counterparties fail to perform under these contracts.

Other foreign currency related transaction gains and losses may result from currency gains and losses realized from the difference between the amounts of dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. The net increase (decrease) in unrealized appreciation or depreciation on foreign currency related transactions arose from changes in the values of assets and liabilities, other than investments in securities, resulting from changes in foreign exchange rates.

(e)	Repurchase agreements – Each Fund may enter into repurchase agreements with institutions that Artisan Partners Limited Partnership (“the Adviser”) determined were creditworthy pursuant to criteria adopted by the board of directors. Repurchase agreements were recorded at cost plus accrued interest and were collateralized in an amount greater than or equal to the repurchase price plus accrued interest. Collateral was held by the Funds’ custodian and in the event of default on the obligation of the counterparty to repurchase, the Funds had the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the proceeds from any sale of such collateral were less than the repurchase price, the Fund would have suffered a loss.

(f)	Depository receipts – Each of the Funds may invest in depository receipts. Depository receipts are typically issued by a financial institution (a “depository”), evidencing ownership interests in a security issued by an issuer and deposited with the depository.

(g)	Securities lending – Each of the Funds may enter into securities lending transactions secured by collateral in the form of U.S. Government securities at least equal to, at all times, the fair value of the securities loaned. When securities are on loan, the Fund does not receive dividends on the securities loaned, but receives compensation from the borrower in lieu of such dividends. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the applicable Fund. In entering into securities lending arrangements, the Fund takes the risk that the borrower may not provide additional collateral when required or return the securities when due or, if the borrower defaults, the Fund may experience delays in selling collateral or the collateral may not be sufficient to cover the value of securities lent. The Funds had no securities on loan during the six months ended March 31, 2008.

(h)	Commission recapture – Each of the Funds had the ability to direct portfolio trades to various brokers that have agreed to rebate a portion of the commissions generated. Such cash rebates were made directly to the applicable Fund and were included in net realized gain or loss on investments in the Statements of Operations as follows:

Emerging Markets	$-
International	-
International Value	-
Mid Cap	317,270

31

NOTES TO FINANCIAL STATEMENTS

(i)	Use of estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

(j)	Indemnifications – In the normal course of business, the Funds have entered into contracts in which the Funds agree to indemnify the other party or parties against various potential costs or liabilities. The Funds’ maximum exposure under these arrangements is unknown. No claim had been made for indemnification pursuant to any such agreement of the Funds.

(k)	Other – Dividend income less foreign taxes withheld, if any, was generally recorded on the ex-dividend date. In some cases, the information was not available to the Fund on the ex-dividend date. In such cases, which may have included private placements and foreign securities, dividends were recorded as soon after the ex-dividend date as reliable information became available to the Funds. Non-cash dividends included in dividend income, if any, were generally recorded at the fair market value of securities received. Interest income was reported on the accrual basis. Distributions to shareholders were recorded on the ex-dividend date. Expenses attributable to Artisan Funds were generally allocated to each Fund based on net assets. However, other expense allocation methodologies were used, depending on the nature of the expense item. Expenses attributable to a particular Fund or class were allocated directly to that Fund or class.

The character of income and net realized gains and losses may differ in some instances for financial statement and tax purposes and may result in reclassification of permanent differences among certain capital accounts to more appropriately conform financial accounting to tax characterizations of dividend and capital gain distributions.

Emerging Markets Fund, International Fund and International Value Fund generally imposed a 2% redemption fee on shares held 90 days or less. Those redemption fees were recorded as a reduction in the cost of shares redeemed and had the primary effect of increasing paid-in capital. Each Fund reserved the right to waive or reduce the 2% redemption fee on shares held 90 days or less at its discretion when the Fund believed such waiver was in the best interests of the Fund, including but not limited to when it determined that imposition of the redemption fee was not necessary to protect the Fund from the effects of short-term trading. The Funds waived the fee on redemption of shares held by certain authorized agents or other Fund intermediaries.

(3)	Transactions with affiliates:

The Adviser, with which the officers and a director of Artisan Funds were affiliated, provided investment advisory and administrative services to the Funds. In exchange for those services, each Fund paid a monthly management fee to the Adviser as follows:

Emerging Markets Fund

Average Daily Net Assets	Annual Rate
All	1.050%

32

NOTES TO FINANCIAL STATEMENTS

International Fund

Average Daily Net Assets	Annual Rate
Less than $500 million	1.000%
$500 million to $750 million	0.975
$750 million to $1 billion	0.950
$1 billion to $12 billion	0.925
Greater than $12 billion	0.900

International Value Fund and Mid Cap Fund

Average Daily Net Assets	Annual Rate
Less than $500 million	1.000%
$500 million to $750 million	0.975
$750 million to $1 billion	0.950
Greater than $1 billion	0.925

The officers and director of Artisan Funds who are affiliated with the Adviser receive no compensation from the Funds.

Prior to January 1, 2008, each director who was not an interested person of Artisan Funds or the Adviser received an annual retainer of $150,000, payable quarterly, as well as reimbursement of expenses related to his duties as a director of Artisan Funds. In addition, the non-interested chair of the board of directors received an additional annual retainer of $60,000, payable quarterly, and each chair of a board committee who was a non-interested director received an additional annual retainer of $30,000, payable quarterly. Effective January 1, 2008, each director who is not an interested person of Artisan Funds or the Adviser received an annual retainer of $160,000, payable quarterly, due to the commencement of operations of Global Value Fund. The other additional annual retainer fees were unchanged. These fees were generally allocated to each of the Artisan Funds based on net assets, subject to a minimum allocation of $1,500 to each Fund per quarter.

Artisan Funds has adopted a deferred compensation plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Funds. For purposes of determining the amount owed to the directors under the plan, deferred amounts were invested in shares of the Artisan Funds as selected by the individual directors. Each Fund purchased shares of the Artisan Funds selected for deferral by the director in amounts equal to his investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets were included as a component of “Other assets” on the Statement of Assets and Liabilities. Deferral of directors’ fees under the plan did not affect the net assets of the Funds, and did not materially affect the Funds’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the plan.

Shares of Artisan Funds were offered for sale by Artisan Distributors LLC (“Distributors”). Distributors is wholly owned by the Adviser. All distribution expenses relating to the Funds were paid by the Adviser.

33

NOTES TO FINANCIAL STATEMENTS

(4)	Line of credit arrangement:

Artisan Funds is party to a line of credit agreement with State Street Bank and Trust Company, which expires August 2008, under which each Fund may borrow up to the lesser of (a) $75 million or (b) the lesser of (i) 10% of its total assets (after giving effect to the loan) or (ii) the maximum amount the Fund may have borrowed under the Investment Company Act of 1940, the limitations included in the Fund’s prospectus, or any limit or restriction under any law or regulation to which the Fund was subject or any agreement to which the Fund or Artisan Funds is a party; provided that the aggregate borrowings by all Artisan Funds may not exceed $100 million. Artisan Funds paid a commitment fee at the annual rate of 0.10% on the unused portion of the line of credit. Interest on any borrowings accrues at the current Federal Funds rate plus 0.50%. The use of the line of credit was generally restricted to temporary borrowing for extraordinary or emergency purposes. During the six months ended March 31, 2008, the Funds did not have any borrowings under the line of credit.

(5)	Investment transactions:

The cost of securities purchased and the proceeds from the sale of securities (excluding short-term securities) for the six months ended March 31, 2008 were as follows:

Fund	Security Purchases	Security Sales
Emerging Markets	$80,669,658	$13,469,562
International	4,756,117,081	4,699,151,311
International Value	418,777,675	531,551,345
Mid Cap	2,525,865,303	2,705,337,995

(6)	Transactions in securities of affiliates:

The table below shows information about securities of the Funds’ “affiliates” (as defined below) that were held by the Funds, purchased or sold by the Funds, or from which dividends were received by the Funds during the six months ended March 31, 2008. The Funds identify a company as an affiliate for the purpose of this report if one or more of the Funds owned, in the aggregate, voting securities that it believed represented 5% or more of that company’s outstanding voting securities (as defined by the Investment Company Act of 1940) during the six months ended March 31, 2008.

		As of 9/30/2007					As of 3/31/2008
Fund	Security	Share Balance	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividend Income(1)	Share Balance	Value
International
	Credit Saison Co., Ltd.(2)	8,625,200	$-	$70,396,844	$(13,423,041)	$1,723,678	6,562,750	$183,030,146
	Shanghai Electric Group Company Limited, H Shares(3)	-	110,038,880	-	-	-	150,931,921	90,954,972
	Total(4)		$110,038,880	$70,396,844	$(13,423,041)	$1,723,678		$90,954,972

See notes on next page.

34

NOTES TO FINANCIAL STATEMENTS

		As of 9/30/2007					As of 3/31/2008
Fund	Security	Share Balance	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividend Income(1)	Share Balance	Value
International Value
	Benfield Group Plc	11,229,422	$2,102,651	$3,275,522	$(477,755)	$2,929,016	11,164,335	$55,171,690
	Credit Saison Co., Ltd.(2)	2,009,500	12,453,714	11,142,957	1,836,908	538,043	2,048,550	57,132,514
	Pfeiffer Vacuum Technology AG(2)	499,995	-	2,921,112	1,633,393	-	443,001	40,781,273
	SurfControl PLC(2)(5)	1,622,708	-	13,618,504	9,572,504	-	-	-
	Total(4)		$14,556,365	$30,958,095	$12,565,050	$3,467,059		$55,171,690
Mid Cap
	Chico’s FAS, Inc.(2)(5)	5,456,168	$2,547,668	$118,980,294	$(61,355,627)	$-	-	$-
	Intermec, Inc.(5)	3,770,200	1,932,091	4,199,733	(307,550)	-	3,656,619	81,140,376
	Total(4)		$4,479,759	$123,180,027	$(61,663,177)	$-		$81,140,376

(1)	Net of foreign taxes withheld, if any.
(2)	Issuer was no longer an affiliate as of March 31, 2008.
(3)	Issuer was not an affiliate as of September 30, 2007.
(4)	Total value as of 3/31/2008 is presented for only those issuers that were affiliates as of March 31, 2008.
(5)	Non-income producing security.

(7)	Information for Federal income tax purposes:

For Federal income tax purposes, the cost of investments, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) on investments as of March 31, 2008 were as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation) on Investments
Emerging Markets	$84,285,459	$5,076,361	$(7,081,243)	$(2,004,882)
International	13,479,516,002	3,251,412,325	(673,328,344)	2,578,083,981
International Value	1,508,594,222	152,728,851	(153,904,877)	(1,176,026)
Mid Cap	4,784,979,715	619,552,539	(367,123,450)	252,429,089

The difference between cost of investments for financial reporting and cost of investments for Federal income tax purposes was due primarily to timing differences in recognizing certain gains and losses on security transactions (e.g., wash sale loss deferrals and passive foreign investment company transactions).

35

NOTES TO FINANCIAL STATEMENTS

The tax characterization of ordinary income dividends and long-term capital gain distributions paid during the six months ended March 31, 2008 and the year ended September 30, 2007 were as follows:

	Six Months Ended 3/31/2008		Year Ended 9/30/2007
Fund	Ordinary Income Dividends	Long-Term Capital Gain Distributions	Ordinary Income Dividends	Long-Term Capital Gain Distributions
Emerging Markets	$1,240,806	$283,639	$181,835	$-
International	115,972,537	2,344,369,688	218,986,067	1,133,040,051
International Value	31,153,058	100,392,328	58,575,572	43,042,210
Mid Cap	147,256,217	858,460,446	26,122,960	536,887,202

Ordinary income dividends and long-term capital gain distributions were determined in accordance with income tax regulations that may differ from U.S. generally accepted accounting principles. These differences were due to differing treatments for items such as net short-term gains, wash sale loss deferrals, passive foreign investment company transactions, foreign currency transactions, net investment losses and capital loss carryovers. Gains on redemptions-in-kind for Mid Cap Fund of $75,771,221 were included in net realized gain (loss) on investments in the Statement of Operations for the six months ended March 31, 2008, and will not be recognized for Federal income tax purposes. Gains on redemptions-in-kind for International Fund of $35,567,720 were included in net realized gain (loss) on investments in the Statement of Operations for the year ended September 30, 2007, and were not recognized for Federal income tax purposes.

Additional tax information as of September 30, 2007 follows:

	As of 9/30/2007
	Undistributed Ordinary Income	Undistributed Long-Term Gain
Emerging Markets	$1,149,854	$225,964
International	336,661,151	1,873,782,840
International Value	70,480,050	48,165,232
Mid Cap	122,223,261	790,504,849

As of September 30, 2007, none of the Funds had capital loss carryovers.

36

NOTES TO FINANCIAL STATEMENTS

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37

NOTES TO FINANCIAL STATEMENTS

(8)	Fund share activities:

Capital share transactions for the Funds were as follows:

	EMERGING MARKETS	INTERNATIONAL
Six Months ended March 31, 2008	Institutional Shares	Investor Shares	Institutional Shares
Proceeds from shares issued	$68,174,377	$1,625,094,748	$81,180,021
Net asset value of shares issued in reinvestment of dividends and distributions	1,510,192	1,711,689,209	659,043,481
Cost of shares redeemed(1)	(250,000)	(1,485,740,090)	(418,236,706)

Net increase (decrease) from fund share transactions	$69,434,569	$1,851,043,867	$321,986,796

Shares sold	4,054,677	55,149,872	2,894,232
Shares issued in reinvestment of dividends and distributions	93,337	59,207,513	22,647,542
Shares redeemed	(14,979)	(50,648,028)	(13,365,048)

Net increase (decrease) in capital shares	4,133,035	63,709,357	12,176,726

	EMERGING MARKETS	INTERNATIONAL
Year ended September 30, 2007	Institutional Shares	Investor Shares	Institutional Shares
Net asset value of shares transferred
Proceeds from shares issued	$8,740,000	$2,337,197,971	$345,075,492
Net asset value of shares issued in reinvestment of dividends and distributions	181,510	914,418,120	375,581,486
Cost of shares redeemed(1)	(11,079)	(2,130,141,244)	(557,699,941)

Net increase (decrease) from fund share transactions	$8,910,431	$1,121,474,847	$162,957,037

Shares transferred
Shares sold	560,831	76,830,902	11,130,276
Shares issued in reinvestment of dividends and distributions	14,521	31,850,161	13,013,912
Shares redeemed	(946)	(70,075,745)	(17,906,695)

Net increase (decrease) in capital shares	574,406	38,605,318	6,237,493

(1)	Net of redemption fees of:

Fund	3/31/2008	9/30/2007
Emerging Markets - Institutional Shares	$—	$—
International - Investor Shares	645,703	645,159
International - Institutional Shares	230,802	282,110
International Value - Investor Shares	38,353	345,305
International Value - Institutional Shares	5,968	25,764

38

NOTES TO FINANCIAL STATEMENTS

INTERNATIONAL VALUE		MID CAP
Investor Shares	Institutional Shares	Investor Shares	Institutional Shares
$172,290,413	$26,715,000	$715,155,727	$9,229,496
98,499,399	15,729,244	874,718,712	120,999,695
(356,045,284)	(1,980,050)	(1,002,060,206)	(51,969,753)

$(85,255,472)	$40,464,194	$587,814,233	$78,259,438

6,775,669	984,691	21,631,811	284,627
3,939,976	629,926	28,651,121	3,870,751
(13,667,220)	(73,756)	(33,983,412)	(1,749,079)

(2,951,575)	1,540,861	16,299,520	2,406,299

INTERNATIONAL VALUE		MID CAP
Investor Shares	Institutional Shares	Investor Shares	Institutional Shares
$(78,194,778)	$78,194,778
957,403,055	142,979,398	$876,970,575	$29,536,850
88,578,891	6,278,901	474,031,867	81,886,968
(783,018,312)	(13,132,419)	(1,365,376,527)	(249,667,402)

$184,768,856	$214,320,658	$(14,374,085)	$(138,243,584)

(2,927,547)	2,927,547
34,002,714	4,976,598	25,859,207	865,002
3,182,856	225,616	15,430,725	2,620,383
(27,424,433)	(456,122)	(41,649,602)	(7,437,100)

6,833,590	7,673,639	(359,670)	(3,951,715)

39

NOTES TO FINANCIAL STATEMENTS

(9)	Litigation:

Artisan Funds and the Adviser are defendants in a lawsuit in the Circuit Court of the Third Judicial Circuit, Madison County, Illinois that seeks certification of a plaintiff class consisting of all persons in the United States who held shares in International Fund for a period of more than 14 days during the five years prior to the filing of the lawsuit in September 2003. The suit seeks compensatory and punitive damages under state law, as well as interest, costs and attorney’s fees. The lawsuit alleges, in summary, that Artisan Funds and the Adviser exposed long-term International Fund shareholders to trading by market timers by allegedly (a) failing to properly evaluate daily whether a significant event affecting the value of International Fund’s securities had occurred after foreign markets had closed but before the calculation of the Fund’s NAV; (b) failing to implement the Fund’s portfolio valuation and share pricing policies and procedures; (c) allowing portfolio valuation and share policies and procedures that benefited market timers at the expense of long-term shareholders; and (d) failing to know and implement applicable rules and regulations concerning the calculation of NAV.

Artisan Funds and the Adviser removed the lawsuit from state court to federal district court in October 2003. The federal district court ordered the case remanded to Illinois state court. Artisan Funds and the Adviser then appealed the remand order to the United States Court of Appeals for the Seventh Circuit and, on April 5, 2005, the Court of Appeals ruled in favor of Artisan Funds and the Adviser. As a result, the action was dismissed with prejudice in May 2005. The plaintiff subsequently sought and was granted review by the United States Supreme Court on the question of whether the Court of Appeals had jurisdiction to hear the appeal. On June 15, 2006, the United States Supreme Court ruled that the Court of Appeals had lacked jurisdiction to hear the appeal of Artisan Funds and the Adviser, vacated the judgment of the Court of Appeals and remanded the case to the Court of Appeals with instructions to dismiss the appeal for lack of jurisdiction. On October 16, 2006, the Court of Appeals dismissed the appeal and remanded the case to Illinois state court. Artisan Funds and the Adviser again removed the action from Illinois state court to federal court, but on July 17, 2007, the federal district court again remanded the case to Illinois state court. Artisan Funds and the Adviser intend to continue to defend the lawsuit rigorously.

Certain legal fees incurred by Artisan Funds in defense of the lawsuit have been allocated to International Fund and were included in professional fees in the Statements of Operations. As of the date of this report, Artisan Funds does not believe that the action described herein will have a material effect on the financial condition or results of operations of any Fund.

(10)	Recent Accounting Pronouncements:

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. Management has evaluated the implications of FIN 48 for all open tax years, and has determined there is no impact to the Funds’ financial statements.

In September 2006, FASB issued Statement on Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The Funds will adopt FAS 157 effective October 1, 2008. As of March 31, 2008, the Funds did not believe the adoption of FAS 157 would impact the amounts reported in the financial statements, however, additional disclosures would be required about the information used to develop the measurements of fair value and the effect of certain of the measurements reported in the statement of operations for a fiscal period.

40

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

As a shareholder of Artisan Funds, you may incur transaction costs, including redemption fees, and you will incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2007 to March 31, 2008.

Actual Expenses

The first line under the name of each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the name of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line below each Fund’s name in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio for the six months ended March 31, 2008 and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/2007	Ending Account Value 3/31/2008	Expenses Paid During Period 10/1/2007-3/31/2008(1)
Artisan Emerging Markets Fund - Institutional Shares
Actual	$1,000.00	$960.55	$7.01
Hypothetical (5% return before expenses)	$1,000.00	$1,017.85	$7.21
Artisan International Fund - Institutional Shares
Actual	$1,000.00	$912.76	$4.69
Hypothetical (5% return before expenses)	$1,000.00	$1,020.10	$4.95
Artisan International Value Fund - Institutional Shares
Actual	$1,000.00	$923.46	$5.00
Hypothetical (5% return before expenses)	$1,000.00	$1,019.80	$5.25

41

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

	Beginning Account Value 10/1/2007	Ending Account Value 3/31/2008	Expenses Paid During Period 10/1/2007-3/31/2008(1)
Artisan Mid Cap Fund - Institutional Shares
Actual	$1,000.00	$868.33	$4.44
Hypothetical (5% return before expenses)	$1,000.00	$1,020.25	$4.80

(1)

Expenses are equal to the Fund’s ratio of expenses to average net assets for the six-month period ended March 31, 2008 (shown below), multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Fund	Annualized Ratio of Expenses to Average Net Assets for the Six-Month Period Ended March 31, 2008
Artisan Emerging Markets Fund - Institutional Shares	1.43%
Artisan International Fund - Institutional Shares	0.98%
Artisan International Value Fund - Institutional Shares	1.04%
Artisan Mid Cap Fund - Institutional Shares	0.95%

42

FACTORS CONSIDERED IN RENEWING THE FUNDS’ ADVISORY AGREEMENTS

Artisan Partners Limited Partnership (“Artisan Partners”) is responsible for management of the Funds’ investment portfolios and for overall management of the Funds’ business and affairs pursuant to Investment Advisory Agreements dated December 28, 1995, as amended May 10, 2006 (Emerging Markets Fund); February 9, 2006 (Opportunistic Value Fund); November 17, 2005 (International Fund); August 9, 2002 (International Value Fund); November 7, 2001 (International Small Cap Fund); January 25, 2001 (Mid Cap Value Fund); April 10, 1997 (Mid Cap Fund); August 20, 1997 (Small Cap Value Fund) (the “Advisory Agreements”); and March 27, 1995 (Small Cap Fund). The advisory agreement for Global Value Fund dated August 9, 2007, continues through November 30, 2008, and so was not considered at the meetings described below. Artisan Partners is a Delaware limited partnership, the sole general partner of which is Artisan Investment Corporation. Artisan Investment Corporation was incorporated on December 7, 1994 for the sole purpose of acting as general partner of Artisan Partners. Artisan Investment Corporation is owned by ZFIC, Inc., a Wisconsin Corporation, which is controlled by Mr. Ziegler and Ms. Ziegler, who together own 100% of its voting stock. The principal address of Artisan Partners is 875 E. Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202. Artisan Partners also has offices at 100 Pine Street, Suite 2950, San Francisco, California 94111; One Maritime Plaza, Suite 1450, San Francisco, California 94111; Five Concourse Parkway NE, Suite 2120, Atlanta, Georgia 30328; 1350 Avenue of Americas, Suite 3005, New York, New York 10019; and 800 Delaware Avenue, Suite 800, Wilmington, Delaware 19801.

The Advisory Agreement for each Fund may be continued from year to year only so long as the continuance is approved annually (a) by the vote of a majority of the directors of Artisan Funds who are not “interested persons” of Artisan Funds or Artisan Partners cast in person at a meeting called for the purpose of voting on such approval, and (b) by the board of directors or by the vote of a majority (as defined in the 1940 Act) of the outstanding shares of the Fund. Each Advisory Agreement provides that Artisan Partners shall not be liable for any loss suffered by a Fund or its shareholders as a consequence of any act or omission in connection with investment advisory or portfolio services under the agreement, except by reason of willful misfeasance, bad faith, or gross negligence on the part of Artisan Partners in the performance of its duties or from reckless disregard by Artisan Partners of its obligations and duties under the Advisory Agreement. Each Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

The directors of Artisan Funds held a special meeting of the board on November 1, 2007 (the “November Special Meeting”), at which meeting they gave preliminary consideration to information bearing on the continuation of each Advisory Agreement for the period from December 1, 2007 through November 30, 2008. The primary purpose of the November Special Meeting was to ensure that the directors had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary to their deliberations, without undue time constraints.

The independent directors of Artisan Funds next met in executive session on November 15, 2007 with their independent counsel to further consider the matters reviewed at the November Special Meeting and to reach certain conclusions in connection with the review and approval of the Advisory Agreements. The full board then met at a regular meeting on November 16, 2007, at which time they approved the continuation of each Advisory Agreement from December 1, 2007 to November 30, 2008.

43

FACTORS CONSIDERED IN RENEWING THE FUNDS’ ADVISORY AGREEMENTS

Prior to the November Special Meeting, independent counsel to the independent directors sent to Artisan Partners a request for information to be provided to the directors in connection with their consideration of the continuation of the Advisory Agreements. Artisan Partners provided materials to the directors that included responses to that request, other information Artisan Partners believed was useful in evaluating the continuation of the Advisory Agreements and extensive reports prepared by Lipper Inc. (“Lipper”), an independent source of investment company data, relating to each Fund’s performance and expenses compared to the performance and expenses of a relatively small peer group and a larger peer universe of funds determined by Lipper to be comparable. Artisan Partners also provided additional reports prepared by Lipper comparing certain of the Funds’ performance and expenses to different peer groups and peer universes that Artisan Partners believed were more appropriate for comparative purposes than the peer groups and peer universes selected by Lipper. The directors also received and reviewed a memorandum from their independent counsel regarding the directors’ responsibilities in evaluating the Funds’ investment advisory agreements.

In evaluating the Advisory Agreements, the directors reviewed the available information and discussed with representatives of Artisan Partners each Fund’s operations, the nature, extent and quality of the advisory and other services provided by Artisan Partners to the Funds, the overall expense ratios of each class of shares of the Funds, and economies of scale and other benefits derived by Artisan Partners from its relationship with the Funds. In addition to the third party reports by Lipper and the memorandum from independent counsel, the directors reviewed information provided prior to and presented at the November Special Meeting concerning the following:

•

The terms of each Advisory Agreement, including: a list of services performed by Artisan Partners; Artisan Partners’ responsibility for making investment decisions and for observing investment objectives, policies and restrictions of each Artisan Fund; Artisan Partners’ standard of care; and termination provisions;

•

Artisan Partners’ personnel and operations, including: the education, experience and number of Artisan Partners’ investment personnel; Artisan Partners’ assessment of its ability to attract and retain capable investment and business professionals through compensation programs and equity participation and recent hiring and retention information; Artisan Partners’ research and decision-making processes, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the Funds; policies relating to the assignment of Artisan Partners’ personnel to the various Funds’ portfolios; the compensation of Artisan Partners’ personnel with primary responsibility for managing the Funds; the time and attention of Artisan Partners’ personnel devoted to the Funds; and the adequacy and sophistication of Artisan Partners’ technology and systems with respect to investment and administrative matters;

•

Each Fund’s short- and long-term investment performance, including a comparison for various time periods with (1) other Artisan Partners client accounts managed in the same investment strategy, (2) other mutual funds having similar investment objectives, and (3) appropriate market indices;

•

Potential for conflicts of interest between the Funds and Artisan Partners and circumstances and actions addressing or bearing on potential conflicts of interest, including: the type and number of other clients served by Artisan Partners in each of its investment strategies; the

44

FACTORS CONSIDERED IN RENEWING THE FUNDS’ ADVISORY AGREEMENTS

basis of sharing personnel, services, research and advice among clients; the basis of decisions by Artisan Partners to buy or sell securities for the Funds and other clients where the same security might be bought or sold for a number of clients; Artisan Partners’ methodology of allocating investment opportunities, including initial public offerings, among the Funds and other clients; potential advantages and disadvantages in having an investment adviser that has other clients; Artisan Partners’ own investments and possible conflicts with the Funds; Artisan Partners’ code of ethics; Artisan Partners’ proxy voting procedures; and any litigation pending, threatened or settled involving Artisan Partners, and results of any regulatory examinations;

•

Potential “fall-out” benefits gained by Artisan Partners or its affiliates from their relationship with the Funds, including: benefits to Artisan Partners in attracting and retaining other clients and the method of estimating other benefits;

•

Brokerage and portfolio transactions, including: the standards and performance in seeking best execution; commissions paid, including commissions by purpose; allocation of brokerage for research products and services (soft dollars); Artisan Partners’ practices in light of SEC guidance under Section 28(e) of the Securities Exchange Act of 1934; and portfolio turnover rates;

•

The structure of advisory fees charged, including: the method of computing fees; recognition of economies of scale through breakpoints in the fees; the frequency of the payment of fees; a comparison of the fees charged by Artisan Partners to the Funds with the fees charged by Artisan Partners to other accounts managed by Artisan Partners in the same investment strategies, including other mutual funds for which Artisan Partners provides sub-advisory services; a comparison of the fees charged by Artisan Partners to the Funds with the management fees charged by other investment advisers for managing mutual funds with similar investment objectives and strategies; and potential cost savings by Artisan Partners, incentives to effect savings and the sharing of savings with the Funds;

•

The effect of advisory and other fees on the Funds’ total expenses, including: comparisons of expenses and expense ratios with those of other mutual funds, taking into account comparability factors such as size, account-level charges, and investment objective; voluntary expense limitations or reductions and the relationship of expenses to expense limitations; the allocation of certain expenses between Artisan Partners, Distributor, and the Funds; and fees paid to service providers other than Artisan Partners, including custodial, transfer agent, and shareholder servicing fees;

•	The financial condition and stability of Artisan Partners, including Artisan Partners’ consolidated balance sheet; and

•

The profitability to Artisan Partners of its relationship with each Fund, including: unaudited schedules showing Artisan Partners’ revenues, costs and profits in providing services to the Funds, on a fund-by-fund basis; the methods of allocating expenses in compiling those statements and the impact different methods would have on overall profitability; and Artisan Partners’ profit margins and appropriate comparisons with Artisan Partners’ profit margins on private account advisory fees.

At the end of the November Special Meeting, after discussion and consideration of the information presented, the independent directors met in executive session with their independent counsel and subsequently requested additional information regarding brokerage matters.

45

FACTORS CONSIDERED IN RENEWING THE FUNDS’ ADVISORY AGREEMENTS

On November 15, 2007, the independent directors then again met separately with their independent counsel to review and discuss relevant information regarding the continuation of the Advisory Agreements and the information presented and discussed at the November Special Meeting. In the course of this review process, the independent directors reviewed and discussed the following information:

The nature, extent, and quality of Artisan Partners’ services. The independent directors reviewed the nature, extent, and quality of Artisan Partners’ services to the Funds and considered the following:

•

Because Artisan Partners’ principal responsibility is management of the Funds’ investment portfolios, the investment performance achieved by Artisan Partners is an important measure of the quality of the services provided.

•

Besides investment management, Artisan Partners provides the Funds with general administration services, including the preparation of regulatory filings, supervision of the pricing of the Funds’ portfolios and calculation of net asset value, provision of services to certain of the Funds’ shareholders and management of the Funds’ relationships with its third party service providers, including its custodian, fund accounting agent, transfer agent, lawyers and auditors.

•	The quality of Artisan Partners’ services to the Funds in absolute terms and relative to mutual fund industry standards.

•	The sufficiency and quality of Artisan Partners personnel.

•	Artisan Partners’ financial condition.

The investment performance of each Fund. The independent directors reviewed for each Fund for periods ended June 30, 2007 short-term and long-term investment performance compared to broad-based and style specific market indexes, performance for the period January 1, 2007 through September 30, 2007 compared to the same indexes, Morningstar ratingsTM (for those Funds rated by Morningstar), and Lipper rankings. The independent directors concluded that each Fund had met its performance standards by adhering to its investment strategy and outperforming (or in the case of Small Cap Fund, matching the performance of) its peers over the long-term. The independent directors concluded that with respect to each Fund, Artisan Partners adheres to the Fund’s investment strategy and has demonstrated a commitment to achieve solid investment results. In reaching that conclusion, the independent directors considered the following:

•

Because of each Fund’s style specific investment strategy, the investment performance of each Fund and, in particular, its performance compared to a broad-based market index is affected by the relative performance of growth-oriented stocks and value-oriented stocks in the market overall.

•	A Fund’s relative performance in the Lipper performance universe may be significantly influenced by the style category in which Lipper places the Fund.

•	The performance of each Fund, without taking expenses into account, was consistent with the performance, before expenses, of other accounts managed by Artisan Partners in the same investment strategy.

46

FACTORS CONSIDERED IN RENEWING THE FUNDS’ ADVISORY AGREEMENTS

Cost of services, economies of scale, and benefits derived by Artisan Partners. The independent directors reviewed the overall expense ratio of each class of shares of each Fund in comparison to the expense ratios of its peers in relation to the nature and quality of services provided and in relation to the fees Artisan Partners charges its other clients who have similar investment strategies and objectives (but to whom Artisan Partners generally provides few or no services other than portfolio management). The independent directors considered whether shareholders of the Funds have benefited or will benefit from economies of scale under the management fee structures in the Advisory Agreements. The independent directors reviewed breakpoints in the fee schedules in place for each Fund other than Artisan International Small Cap Fund and Artisan Emerging Markets Fund. The independent directors considered the fact that Artisan International Small Cap Fund was closed at a relatively low asset level and that as a result Artisan Partners was not likely to enjoy economies of scale in its management. With respect to Artisan Emerging Markets Fund, the independent directors considered the relatively low initial fee schedule put in place to generate investor interest. In their review, the independent directors considered the following:

•

The rates of fees paid by each Fund to Artisan Partners have been relatively stable or have declined as breakpoints have been realized, but the aggregate dollar amounts of the fees paid have increased as the Funds have grown.

•

In return for its services, each Fund, other than Artisan International Small Cap Fund, Artisan Emerging Markets Fund, and Artisan Opportunistic Value Fund, pays Artisan Partners a monthly fee at the annual rate of 1% of the Fund’s average daily net assets up to $500 million; 0.975 of 1% of average daily net assets on the next $250 million; 0.950 of 1% of average daily net assets on the next $250 million; and 0.925 of 1% of average daily net assets over $1 billion. In addition, Artisan International Fund pays Artisan Partners a monthly fee at the annual rate of 0.900 of 1% of the Fund’s average daily net assets over $12 billion. Artisan International Small Cap Fund pays Artisan Partners a monthly fee at the annual rate of 1.25% of the Fund’s average daily net assets. Artisan Emerging Markets Fund pays Artisan Partners a monthly fee at the annual rate of 1.05% of the Fund’s average daily net assets. Artisan Opportunistic Value Fund pays Artisan Partners a monthly fee at the annual rate of 0.900 of 1% of the Fund’s average daily net assets up to $1 billion, 0.875 of 1% of average daily net assets from $1 billion to $4 billion; 0.850 of 1% of average daily net assets from $4 billion to $8 billion; 0.825 of 1% of average daily net assets from $8 billion to $12 billion; and 0.800 of 1% of average daily net assets in excess of $12 billion.

Profitability of Artisan Partners. The independent directors reviewed a profitability analysis for Artisan Partners for the twelve-month period ended June 30, 2007, including a comparison of the fees charged to the Funds and Artisan Partners’ separate account clients. The independent directors also considered the fact that the relationship with each of the Funds, except Emerging Markets Fund, being reviewed was profitable to Artisan Partners during the twelve months ended June 30, 2007.

Other benefits derived by the Funds or Artisan Partners. The independent directors then reviewed the potential benefits that Artisan Partners may derive as a result of its relationship with the Funds, other than the services provided by Artisan Partners pursuant to the Advisory Agreements and the management fees paid in return. For Artisan Partners, the independent directors considered two potential benefits to Artisan Partners: (1) the potential conversion of a Fund shareholder to a separate account client; and (2) the acquisition of research

47

FACTORS CONSIDERED IN RENEWING THE FUNDS’ ADVISORY AGREEMENTS

products and services in return for commissions (“soft dollars”). The independent directors noted that, although Artisan Partners derives or may derive those additional benefits, the Funds also benefit in similar fashion. In reaching those conclusions, the independent directors considered the following:

•

Artisan Partners does not solicit the Funds’ shareholders to become separate account clients nor to purchase other goods or services provided by Artisan Partners or its affiliates. Artisan Partners refers potential separate account clients that do not meet Artisan Partners’ minimum separate account size requirements to the Funds.

•

Artisan Partners utilizes third-party research products and services and proprietary research from executing brokers paid for with soft dollars paid by the Funds and by other clients of Artisan Partners. Artisan Partners’ use of soft dollars provides Artisan Partners, and thereby the Funds, with access to third party and proprietary research and also helps Artisan Partners maintain important and open relationships with brokers. Use of a Fund’s commissions for soft dollar purposes is on the same terms as every other client account managed by Artisan Partners in the same investment strategy.

The directors concluded their annual Advisory Agreement contract review at a regularly scheduled meeting on November 16, 2007. At the November 16th meeting, the independent directors and counsel to the independent directors reviewed with the full board the information discussed at the November 1st and November 15th meetings. The directors then considered whether any further discussion or review was necessary, concluding that the November Special Meeting and the information reviewed by the independent directors at the November 15th and 16th meeting provided a strong basis for considering the continuation of the Advisory Agreements. The directors then reviewed and affirmed each of the following conclusions:

The nature, extent, and quality of Artisan Partners’ services. The directors concluded that the nature and extent of Artisan Partners’ services to the Funds was appropriate and consistent with, and in some cases more advantageous to the Funds than, the terms of the Advisory Agreements. The directors concluded that the quality of Artisan Partners’ services has been consistently high, with no material deficiencies.

The investment performance of each Fund. The directors concluded that each Fund met its performance standards by adhering to its investment strategy and outperforming (or in the case of the Small Cap Fund, matching the performance of) its peers over the long-term.

Cost of services, economies of scale and benefits derived by Artisan Partners. The directors concluded that the costs of the services provided and the profits realized are reasonable in relation to the nature and quality of services provided and in comparison to fees Artisan Partners charges to other clients who have similar investment strategies and objectives, for which it provides few or no services other than portfolio management. The directors concluded that the Funds’ overall expense ratios are reasonable and demonstrate Artisan Partners’ history of effective management of the Funds’ business and affairs. The directors also concluded that shareholders of the Funds (except for Artisan International Small Cap Fund and Artisan Emerging Markets Fund) have benefited or will benefit from economies of scale under the management fee structures in the Advisory Agreements. It was also concluded that Artisan Partners is not likely to enjoy economies of scale in its management of Artisan International Small Cap Fund because the Fund was closed at such a small asset level, and that in lieu of breakpoints, Artisan Partners had put in place a low initial fee schedule for Artisan Emerging Markets Fund.

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FACTORS CONSIDERED IN RENEWING THE FUNDS’ ADVISORY AGREEMENTS

Other benefits derived by the Funds or Artisan Partners. The directors concluded that, other than the services provided by Artisan Partners pursuant to the Advisory Agreements and the management fees paid in return, the Funds and Artisan Partners may potentially benefit from their relationship with each other in several ways. For Artisan Partners, the directors concluded there were two principal benefits: (1) the potential conversion of a Fund shareholder to a separate account client; and (2) the acquisition of research products and services in return for commissions (“soft dollars”). The directors concluded that, although Artisan Partners derives or may derive those additional benefits, the Funds also could benefit from conversions of separate account clients to Fund investors and did benefit from Artisan Partners’ use of soft dollars with respect to its separate account clients.

Following those discussions, the board approved the continuation of each Advisory Agreement through November 30, 2008 by the unanimous vote of all directors and also by the unanimous vote of all the “non-interested” directors.

49

NOTES ON MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE AND PORTFOLIO HOLDINGS’ CLASSIFICATION

The discussions of each Fund included in this report include statistical information about the portfolios of each of the Funds. Except as otherwise noted, that information is as of March 31, 2008. That information will vary with changes in a Fund’s portfolio investments. The performance information for each Fund relative to its benchmark index discussed in this report was prepared by the Adviser using information reported by FactSet Databases (“FactSet”). For the purposes of assigning portfolio securities to a particular country, the Adviser considers an issuer to be from a particular country as designated by its securities information vendors. The Adviser currently uses MSCI as its primary source and FactSet as a secondary source for this information. In the event (i) the Adviser’s securities information vendors do not assign a security to a particular country or if the published classification appears to be erroneous, or (ii) its primary vendor does not assign a security to a particular country and the secondary vendor has assigned a security to a particular country by using a methodology that is not the same as the methodology the primary vendor uses to assign a country, the Adviser assigns the security to a country using the primary vendor’s published criteria (to the extent available) or the Adviser’s own judgment. The primary information vendor’s criteria include the identity of the jurisdiction of the issuer’s incorporation, the main equity trading market for the issuer’s securities, the geographical distribution of the issuer’s operations and the location of the issuer’s headquarters. Country designations may change over time.

For the purposes of assigning portfolio securities to a particular sector and industry, the Adviser assigns securities in accordance with the sector and industry classifications of the Global Industry Classification Standard (GICS®) developed by MSCI and Standard & Poor’s (to the extent available) as a primary source and FactSet (to the extent available) as a secondary source for this information. In the event the Adviser’s securities information vendors do not classify a security to a particular sector or industry or if the published classification appears to be erroneous, the Adviser classifies the security according to its own judgment, using other securities information vendors, the company description and other publicly available information about the company’s peer group. Sector and industry classifications may change over time.

The names of portfolio securities reflected in this report are as reported by the Funds’ data providers, may not represent the legal name of the entity and, in some cases, are translations of non-English names.

Definitions of Portfolio Statistics

Market Capitalization is the aggregate value of all of a company’s outstanding equity securities.

Weighted Average Market Cap is the average of the market capitalizations of the companies in the portfolio weighted by the size of each company’s position within the portfolio.

Descriptions of Indices

Each Fund’s performance is compared in this report to changes in one or more indices, including in all cases a broad-based index of changes in prices of securities in the market in which the Fund invests. All of the indices are unmanaged and their returns include reinvested dividends. Unlike the Funds’ returns, the returns of each index do not include the payment of sales commissions or other expenses that would be incurred in the purchase or sale of the securities included in that index. An investment cannot be made directly in an index.

50

NOTES ON MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE AND PORTFOLIO HOLDINGS’ CLASSIFICATION

The indices to which the Funds are compared are:

Artisan Emerging Markets Fund – Morgan Stanley Capital International Emerging Markets IndexSM is a market-weighted index of companies in emerging markets.

Artisan International and Artisan International Value Funds – Morgan Stanley Capital International EAFE® Index (MSCI EAFE®) is a market-weighted index of companies in developed markets, excluding the U.S. and Canada. MSCI EAFE®’s average annual return since inception of the International Fund is based upon a starting date of December 31, 1995.

Artisan International Fund – Morgan Stanley Capital International EAFE® Growth Index (MSCI EAFE® Growth) is a market-weighted index of companies in developed markets, excluding the U.S. and Canada, with higher price-to-book ratios. MSCI EAFE® Growth’s average annual return since inception of the International Fund is based upon a starting date of December 31, 1995.

Artisan International Value Fund – Morgan Stanley Capital International EAFE® Value Index (MSCI EAFE® Value) is a market-weighted index of companies in developed markets, excluding the U.S. and Canada, with lower price-to-book ratios.

Artisan Mid Cap Fund – Russell Midcap® Index is a market-weighted index of about 800 medium-sized U.S. companies. The Russell Midcap® Growth Index is a market-weighted index of those medium-sized companies included in the Russell Midcap® Index with higher price-to-book and higher forecasted growth values.

Trademarks

Trademarks and copyrights relating to the indices and products of portfolio companies mentioned in this report are owned by their respective owners. Except as otherwise indicated, the trademarks, including names, logos, slogans and service marks appearing in this report are the property of the Adviser and may not be copied, reproduced, published or in any way used without written permission.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) and is licensed for use by Artisan Partners Limited Partnership. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

The MSCI information may only be used by the reader, may not be reproduced or redisseminated in any form and may not be used to create any financial instruments or products or any indices. The MSCI information is provided on an “as is” basis and the reader of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly

51

NOTES ON MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE AND PORTFOLIO HOLDINGS’ CLASSIFICATION

disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall MSCI Parties have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages.

Russell Investment Group is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. The presentation may contain confidential information and unauthorized use, disclosure, copying, dissemination or redistribution is strictly prohibited. This is a presentation of Artisan Distributors LLC. Russell Investment Group is not responsible for the formatting or configuration of this material or for any inaccuracy in Artisan Distributors’ presentation thereof.

PROXY VOTING POLICIES AND PROCEDURES

You may obtain a description of Artisan Funds’ proxy voting policies and procedures, without charge, upon request by calling 800.399.1770. That information also is included in Artisan Funds’ statement of additional information, which is available without charge, upon request, by calling 800.399.1770 and on the Securities and Exchange Commission’s website at www.sec.gov.

Information relating to how each Fund voted proxies relating to portfolio securities held during the twelve months ended June 30 is available without charge, on the Funds’ website at www.artisanfunds.com and on the Securities and Exchange Commission’s website at www.sec.gov. Information relating to Artisan Emerging Markets Fund also is available without charge on its website at www.artemf.com and on the Securities and Exchange Commission’s website.

INFORMATION ABOUT PORTFOLIO SECURITIES

Artisan Funds files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the quarters ending December 31 and June 30 (the first and third quarters of the Funds’ fiscal year) on Form N-Q. The Funds’ Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. You also may review and copy those documents by visiting the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Securities and Exchange Commission at 800.SEC.0330.

52

ARTISAN FUNDS P.O. BOX 8412 BOSTON, MA 02266-8412 800.399.1770

Item 2.	Code of Ethics.

Not applicable for semiannual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a) The Schedule of Investments in securities of unaffiliated issuers as of March 31, 2008 is included as part of the semiannual reports to shareholders filed under Item 1 of this Form.

(b) The Funds have not divested from any securities of any issuers that the Funds determined, using credible information that is available to the public, conduct or have direct investments in certain business operations in Sudan.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant has a governance and nominating committee, which is responsible for selecting and nominating persons for election or appointment as members of registrant’s board of directors. At a meeting of the committee held on August 19, 2004, the committee adopted guidelines by which the committee, which is comprised entirely of independent directors, will consider any candidates for board membership (whether recommended by a shareholder, the committee, the board of directors or management personnel). The procedures were disclosed in response to Item 9 of Form N-CSR filed by the registrant on November 30, 2004. At a meeting of the committee held on February 8, 2007, the committee revised the guidelines to include the consideration of the effect of the registrant’s retirement policy on the potential length of service of any candidate.

Item 11.	Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers have concluded, based on an evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-CSR (the “Report”), the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)	(1)	Not applicable for semiannual reports

	(2)	Certifications of Andrew A. Ziegler, Principal Executive Officer and Lawrence A. Totsky, Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), attached hereto as Exhibits (a)(2)(i) and (a)(2)(ii)

(b)		Certification of Andrew A. Ziegler, Principal Executive Officer and Lawrence A. Totsky, Principal Financial Officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, attached hereto as Exhibit (b)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Artisan Funds, Inc.

By:	/s/ Andrew A. Ziegler
Andrew A. Ziegler
Principal Executive Officer

Date:	June 4, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew A. Ziegler
Andrew A. Ziegler
Principal Executive Officer

Date:	June 4, 2008

By:	/s/ Lawrence A. Totsky
Lawrence A. Totsky
Principal Financial Officer

Date:	June 4, 2008